UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09102
Name of Fund:
iShares, Inc.
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2025
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares International High Yield Bond ETF
HYXU | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares International High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International High Yield Bond ETF	$42	0.40%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 12.02%.
  For the same period, the ICE BofA Global Fixed Income Markets Index returned 5.87%, the Markit iBoxx Global Developed Markets ex-US High Yield Index returned 12.38% and the iBoxx Global Government Index returned 12.19%.
What contributed to performance?
Diverging central bank policies and global trade tensions pushed international bond prices higher during the reporting period, while the U.S. government shutdown late in the period amplified volatility. After its December 2024 rate cut, the U.S. Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. While the European Central Bank cut rates multiple times in 2024 and 2025, it paused in July as inflation reached the central bank’s 2% target. Conversely, Japan’s central bank hiked rates early in the reporting period but then chose to wait for further clarity on the impacts of tariffs on the Japanese economy. Positive returns were registered across most countries represented in the Fund, notably among Italian and French bonds. By credit rating, bonds rated Ba and B by Moody’s were the largest contributors.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.02%	3.75%	3.84%
ICE BofA Global Fixed Income Markets Index	5.87	(1.79)	1.04
Markit iBoxx Global Developed Markets ex-US High Yield Index	12.38	3.93	4.12
iBoxx Global Government Index	12.19	(0.20)	0.85
Key Fund statistics
Net Assets	$70,935,087
Number of Portfolio Holdings	464
Net Investment Advisory Fees	$203,561
Portfolio Turnover Rate	61%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
The Fund began comparing its performance to the ICE BofA Global Fixed Income Markets Index on June 27, 2025 as it represents the broad global fixed income market and will no longer compare its performance to the iBoxx Global Government Index effective approximately one year from June 27, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.8%
Baa	4.6%
Ba	42.4%
B	29.1%
Caa	5.0%
Ca	0.1%
C	0.0	%(b)
Not Rated	16.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	20.6%
Italy	14.5%
United States	13.0%
Germany	11.4%
United Kingdom	9.1%
Luxembourg	5.8%
Spain	4.9%
Netherlands	3.9%
Sweden	3.7%
Japan	2.8%
Other#	10.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on August 29, 2025 that it will change the Fund's name from iShares International High Yield Bond ETF to iShares Euro High Yield Corporate Bond USD Hedged ETF and the ticker from HYXU to EUHY.  The Fund also announced a change of the underlying index from Markit iBoxx Global Developed Markets ex-US High Yield Index to the Bloomberg Pan-European High Yield (Euro) TR Index Hedged USD and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of Euro-denominated high yield bonds that mitigates exposure to fluctuations between the value of the Euro and the U.S. dollar. The Fund's investment advisory fee was also reduced from 0.40% to 0.35%. These changes became effective on November 3, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International High Yield Bond ETF
Annual Shareholder Report — October 31, 2025
HYXU-10/25-AR

iShares J.P. Morgan EM Corporate Bond ETF
CEMB | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Corporate Bond ETF	$52	0.50%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.58%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 12.76% and the J.P. Morgan CEMBI Broad Diversified Core Index (Spliced) returned 8.05%.
What contributed to performance?
Despite geopolitical tensions and tariff uncertainty, emerging market bonds gained during the reporting period, supported by a weaker U.S. dollar and U.S. Federal Reserve rate cuts. After its December 2024 rate cut, the Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. U.S. dollar-denominated emerging market debt is sensitive to rate changes in the United States, as many of these countries borrow in U.S. dollars and must repay the principal and interest in U.S. dollars. In this landscape, the Fund’s allocation to corporate bonds contributed the most to performance, followed by government-related issues. By sector, Financial, followed by Energy bonds, contributed to the Fund’s return during the reporting period. From a quality perspective, bonds on the lower end of the investment grade spectrum (rated Baa by Moody’s) benefited performance, followed by the highest rated high yield bonds, rated Ba.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.58%	2.44%	4.03%
J.P. Morgan EMBI Global Diversified Index	12.76	2.71	4.13
J.P. Morgan CEMBI Broad Diversified Core Index (Spliced)	8.05	2.67	4.46
Key Fund statistics
Net Assets	$391,664,719
Number of Portfolio Holdings	1,088
Net Investment Advisory Fees	$1,982,743
Portfolio Turnover Rate	33%
The J.P. Morgan CEMBI Broad Diversified Core Index (Spliced) reflects the performance of the Morningstar Emerging Markets Corporate Bond Index through May 31, 2017 and the J.P. Morgan CEMBI Broad Diversified Core Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.7%
Aa	11.6%
A	12.8%
Baa	29.4%
Ba	14.1%
B	6.6%
Caa	0.7%
Not Rated	22.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	8.6%
Saudi Arabia	5.6%
United Arab Emirates	5.4%
Mexico	5.1%
Brazil	5.1%
South Korea	4.2%
Turkey	4.0%
India	4.0%
Chile	3.8%
Hong Kong	3.7%
Other#	50.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM Corporate Bond ETF
Annual Shareholder Report — October 31, 2025
CEMB-10/25-AR

iShares J.P. Morgan EM High Yield Bond ETF
EMHY | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM High Yield Bond ETF	$53	0.50%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 12.43%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 12.76% and the J.P. Morgan USD Emerging Markets High Yield Bond Index (Spliced) returned 12.87%.
What contributed to performance?
Despite geopolitical tensions and tariff uncertainty, emerging market high-yield debt gained during the reporting period, supported by a weaker U.S. dollar and U.S. Federal Reserve rate cuts. After its December 2024 rate cut, the Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. In this environment, sovereign government provided the bulk of the Fund’s return during the reporting period. From a quality perspective, high-yield issues rated Ba and B by Moody’s contributed the most to the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.43%	5.42%	4.98%
J.P. Morgan EMBI Global Diversified Index	12.76	2.71	4.13
J.P. Morgan USD Emerging Markets High Yield Bond Index (Spliced)	12.87	5.82	5.31
Key Fund statistics
Net Assets	$517,387,009
Number of Portfolio Holdings	660
Net Investment Advisory Fees	$2,312,761
Portfolio Turnover Rate	32%
The the J.P. Morgan USD Emerging Markets High Yield Bond Index (Spliced) reflects the performance of the Morningstar Emerging Markets High Yield Bond Index through March 1, 2020 and J.P. Morgan USD Emerging Markets High Yield Bond Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.8%
Baa	7.5%
Ba	42.4%
B	18.8%
Caa	14.2%
Ca	1.1%
Not Rated	14.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Turkey	14.7%
Brazil	12.8%
Mexico	8.0%
Colombia	7.9%
Argentina	7.1%
Dominican Republic	3.8%
South Africa	3.3%
Bahrain	3.2%
United Arab Emirates	3.0%
Egypt	2.8%
Other#	33.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM High Yield Bond ETF
Annual Shareholder Report — October 31, 2025
EMHY-10/25-AR

iShares J.P. Morgan EM Local Currency Bond ETF
LEMB | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Local Currency Bond ETF	$32	0.30%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 11.54%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 12.76% and the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Spliced) returned 11.85%.
What contributed to performance?
Despite geopolitical tensions and tariff uncertainty, emerging market sovereign bonds gained during the reporting period, supported by a weaker U.S. dollar and U.S. Federal Reserve rate cuts. After its December 2024 rate cut, the central bank held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. In terms of credit quality, investment-grade bonds rated Baa by Moody’s contributed the most to the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.54%	1.02%	1.37%
J.P. Morgan EMBI Global Diversified Index	12.76	2.71	4.13
J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Spliced)	11.85	1.06	1.71
Key Fund statistics
Net Assets	$429,089,523
Number of Portfolio Holdings	442
Net Investment Advisory Fees	$1,048,055
Portfolio Turnover Rate	29%
The J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Spliced) reflects the performance of the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index (Net) through May 31, 2017, the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Gross) from June 1, 2017 when it became the Underlying Index of the Fund through September 30, 2023; and the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Net) thereafter. On March 5, 2025, the name of the Fund's Underlying Index changed from the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index to the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.8%
Aa	3.9%
A	27.9%
Baa	44.9%
Ba	16.8%
B	3.9%
Not Rated	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	15.2%
India	9.5%
Indonesia	5.8%
Mexico	5.7%
Malaysia	5.5%
Thailand	4.8%
Poland	4.7%
South Africa	4.6%
Brazil	4.4%
Peru	4.1%
Other#	35.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co., Bloomberg Index Services Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM Local Currency Bond ETF
Annual Shareholder Report — October 31, 2025
LEMB-10/25-AR

iShares US & Intl High Yield Corp Bond ETF
GHYG | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares US & Intl High Yield Corp Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US & Intl High Yield Corp Bond ETF	$42	0.40%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.97%.
  For the same period, the ICE BofA Global Fixed Income Markets Index returned 5.87%, the Markit iBoxx Global Developed Markets High Yield Index returned 9.21% and the Boxx Global Government Index returned 12.19%
What contributed to performance?
Diverging central bank policies and global trade tensions pushed international bond prices higher during the reporting period, while the U.S. government shutdown late in the period amplified volatility. After its December 2024 rate cut, the U.S. Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. While the European Central Bank cut rates multiple times in 2024 and 2025, it paused in July as inflation reached the central bank’s 2% target. Conversely, Japan’s central bank hiked rates early in the reporting period but then chose to wait for further clarity on the impacts of tariffs on the Japanese economy. Positive returns were registered by most countries, but contributions to the Fund’s return were dominated by U.S. corporate bonds, as anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. By credit rating, bonds rated Ba and B by Moody’s were the largest contributors.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.97%	4.67%	4.85%
ICE BofA Global Fixed Income Markets Index	5.87	(1.79)	1.04
Markit iBoxx Global Developed Markets High Yield Index	9.21	4.84	5.00
iBoxx Global Government Index	12.19	(0.20)	0.85
Key Fund statistics
Net Assets	$193,130,700
Number of Portfolio Holdings	1,719
Net Investment Advisory Fees	$650,001
Portfolio Turnover Rate	26%
The Fund began comparing its performance to the ICE BofA Global Fixed Income Markets Index on June 27, 2025 as it represents the broad global fixed income market and will no longer compare its performance to the iBoxx Global Government Index effective approximately one year from June 27, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.2%
Baa	1.8%
Ba	44.1%
B	37.4%
Caa	10.0%
Ca	0.5%
C	0.0	%(b)
Not Rated	5.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	66.5%
United Kingdom	6.1%
France	5.4%
Germany	3.5%
Canada	3.5%
Italy	3.4%
Luxembourg	1.9%
Japan	1.7%
Netherlands	1.3%
Israel	1.1%
Other#	5.6%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares US & Intl High Yield Corp Bond ETF
Annual Shareholder Report — October 31, 2025
GHYG-10/25-AR

(b) Not applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the five series of the registrant for which the fiscal year-end is October 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $82,000 for the fiscal year ended October 31, 2024 and $82,000 for the fiscal year ended October 31, 2025.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2024 and October 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $48,500 for the fiscal year ended October 31, 2024 and $48,500 for the fiscal year ended October 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2024 and October 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $48,500 for the fiscal year ended October 31, 2024 and $48,500 for the fiscal year ended October 31, 2025.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

John E. Martinez

Cecilia H. Herbert served as an independent trustee through December 31, 2025.

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares, Inc.
• iShares International High Yield Bond ETF | HYXU | Cboe BZX Exchange
• iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX Exchange
• iShares J.P. Morgan EM High Yield Bond ETF | EMHY | Cboe BZX Exchange
• iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca
• iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX Exchange

Schedule of Investments
October 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.2%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.10%)(a)(b)	EUR100	$127,106
Austria — 0.5%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR200	245,530
Benteler International AG, 7.25%, 06/15/31(a)	EUR100	122,757
		368,287
Belgium — 0.5%
Azelis Finance NV
4.75%, 09/25/29(a)	EUR100	118,210
5.75%, 03/15/28(a)	EUR100	118,103
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR100	114,906
		351,219
Canada — 0.6%
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(a)	EUR200	211,179
Parkland Corp.
3.88%, 06/16/26(c)	CAD125	89,079
4.38%, 03/26/29	CAD75	53,123
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)(f)	CAD50	—
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo U.S. LLC, 8.25%, 05/15/30(a)	EUR100	106,075
		459,456
Finland — 0.7%
Citycon Treasury BV
1.63%, 03/12/28(a)	EUR125	136,171
5.38%, 07/08/31(a)	EUR100	115,268
6.50%, 03/08/29(a)	EUR100	121,074
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR125	146,350
		518,863
France — 20.1%
Accor SA, 4.88%, , (5-year EURIBOR ICE Swap + 2.67%)(a)(b)(g)	EUR200	238,323
Air France-KLM
3.75%, 09/04/30(a)	EUR100	115,289
4.63%, 05/23/29(a)	EUR200	240,364
8.13%, 05/31/28(a)	EUR100	128,546
Alstom SA, 5.87%, (5-year EURIBOR ICE Swap + 2.93%)(a)(b)(g)	EUR100	121,939
Altice France SA
4.75%, 10/15/30(a)	EUR100	110,755
5.38%, 03/15/32(a)	EUR200	221,217
7.25%, 11/01/29(a)	EUR200	230,621
Atos SE
5.20%, 12/18/30(a)(h)	EUR100	113,061
Series ., 9.00%, 12/18/29(a)(h)	EUR100	131,753
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR100	119,298
Bertrand Franchise Finance SAS, 6.50%, 07/18/30(a)	EUR100	111,544
CAB SELAS, 3.38%, 02/01/28(a)	EUR200	212,266
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR100	80,281
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR100	11,174
CMA CGM SA
4.88%, 01/15/32(a)	EUR100	115,317
5.00%, 01/15/31(a)	EUR150	176,089
5.50%, 07/15/29(a)	EUR100	119,894
Security	Par (000)	Value
France (continued)
Emeria SASU
3.38%, 03/31/28(a)	EUR100	$96,655
7.75%, 03/31/28(a)	EUR100	101,425
Eramet SA
6.50%, 11/30/29(a)	EUR100	111,286
7.00%, 05/22/28(a)	EUR100	114,440
Eutelsat SA
1.50%, 10/13/28(a)	EUR100	108,236
2.25%, 07/13/27(a)	EUR100	113,633
9.75%, 04/13/29(a)	EUR100	123,399
Fnac Darty SA, Series ., 4.75%, Series ., 04/01/32(a)	EUR100	118,149
Forvia SE
2.38%, 06/15/27(a)	EUR100	113,805
2.38%, 06/15/29(a)	EUR100	110,680
2.75%, 02/15/27(a)	EUR125	143,467
3.75%, 06/15/28(a)	EUR100	114,942
5.13%, 06/15/29(a)	EUR100	118,838
5.38%, 03/15/31(a)	EUR100	117,943
5.50%, 06/15/31(a)	EUR100	118,527
5.63%, 06/15/30(a)	EUR225	268,099
Getlink SE, 4.13%, 04/15/30(a)	EUR150	177,531
Holding d'Infrastructures des Metiers de l'Environnement SAS
3.88%, 01/31/31(a)	EUR100	115,362
4.88%, 10/24/29(a)	EUR100	119,834
Series ., 0.63%, Series ., 09/16/28(a)	EUR100	106,737
Iliad Holding SAS
5.38%, 04/15/30(a)	EUR100	118,381
5.63%, 10/15/28(a)	EUR100	116,903
6.88%, 04/15/31(a)	EUR100	123,200
iliad SA
1.88%, 02/11/28(a)	EUR200	224,386
4.25%, 12/15/29(a)	EUR100	118,127
4.25%, 01/09/32(a)	EUR100	116,316
5.38%, 06/14/27(a)	EUR100	118,937
5.38%, 02/15/29(a)	EUR200	242,934
Series ., 5.38%, Series ., 05/02/31(a)	EUR100	122,851
IPD 3 BV, 5.50%, 06/15/31(a)	EUR200	234,751
Kapla Holding SAS, 5.00%, 04/30/31(a)	EUR100	116,837
Laboratoire Eimer SELAS, 5.00%, 02/01/29(a)	EUR100	96,503
Loxam SAS
4.25%, 02/15/30(a)	EUR100	115,617
4.25%, 02/15/31(a)	EUR100	114,729
6.38%, 05/15/28(a)	EUR100	118,605
6.38%, 05/31/29(a)	EUR180	214,513
New Immo Holding SA
3.25%, 07/23/27(a)	EUR100	114,149
4.88%, 12/08/28(a)	EUR100	116,662
5.88%, 04/17/28(a)	EUR200	238,558
6.00%, 03/22/29(a)	EUR200	240,384
Nexans SA
4.13%, 05/29/29(a)	EUR100	118,349
4.25%, 03/11/30(a)	EUR100	119,285
5.50%, 04/05/28(a)	EUR100	121,686
Opal Bidco SAS, 5.50%, 03/31/32(a)	EUR300	358,072
Opmobility
4.30%, 02/05/31(a)	EUR100	116,493
4.88%, 03/13/29(a)	EUR100	119,623
Paprec Holding SA
3.50%, 07/01/28(a)	EUR100	115,116
4.13%, 07/15/30(a)	EUR100	117,105

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
4.50%, 07/15/32(a)	EUR100	$117,907
Picard Bondco SA, 5.50%, 07/01/27(a)(h)	EUR100	115,047
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR100	120,674
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.20%)(a)(b)	EUR100	117,048
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR200	241,368
Renault SA
1.13%, 10/04/27(a)	EUR100	113,283
2.50%, 06/02/27(a)	EUR100	114,485
2.50%, 04/01/28(a)	EUR100	114,040
3.88%, 09/30/30(a)	EUR100	115,654
Rexel SA
2.13%, 06/15/28(a)	EUR100	113,046
2.13%, 12/15/28(a)	EUR100	112,314
4.00%, 09/15/30(a)	EUR100	117,493
5.25%, 09/15/30(a)	EUR100	120,127
Roquette Freres SA, 5.49%, , (5-year EURIBOR ICE Swap + 3.25%)(a)(b)(g)	EUR100	119,728
Seche Environnement SACA, 5.87%, , (5-year EURIBOR ICE Swap + 3.71%)(a)(b)(g)	EUR100	116,754
SNF Group SACA
2.63%, 02/01/29(a)	EUR100	112,526
4.50%, 03/15/32(a)	EUR100	118,800
SPIE SA, 3.75%, 05/28/30(a)	EUR100	117,027
Tereos Finance Groupe I SA
5.75%, 04/30/31(a)	EUR100	111,156
5.88%, 04/30/30(a)	EUR100	114,263
7.25%, 04/15/28(a)	EUR100	117,844
Unibail-Rodamco-Westfield SE, 4.75%, , (5-year EURIBOR ICE Swap + 2.43%)(a)(b)(g)	EUR300	354,457
Valeo SE
1.00%, 08/03/28(a)	EUR200	218,321
4.50%, 04/11/30(a)	EUR100	117,633
4.63%, 03/23/32(a)	EUR100	115,235
5.13%, 05/20/31(a)	EUR200	238,250
5.38%, 05/28/27(a)	EUR100	118,806
5.88%, 04/12/29(a)	EUR100	123,842
Veolia Environnement SA
2.00%, , (5-year EUR Swap + 2.02%)(a)(b)(g)	EUR100	112,233
4.32%, , (5-year EURIBOR ICE Swap + 1.84%)(a)(b)(g)	EUR100	116,048
4.37%, , (5-year EURIBOR ICE Swap + 2.04%)(a)(b)(g)	EUR200	237,171
5.99%, , (5-year EUR Swap + 2.82%)(a)(b)(g)	EUR100	123,351
Viridien, 8.50%, 10/15/30(a)	EUR96	115,255
Worldline SA/France
0.88%, 06/30/27(a)	EUR100	99,583
4.13%, 09/12/28(a)	EUR200	192,908
5.50%, 06/10/30(a)	EUR100	91,805
		14,255,273
Germany — 11.2%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR100	120,335
Alstria Office AG
4.25%, 10/15/29(a)	EUR100	113,862
5.50%, 03/20/31(a)	EUR100	118,574
APCOA Group GmbH, 6.00%, 04/15/31(a)	EUR100	117,328
Aroundtown Finance SARL, 7.13%, (5-year EURIBOR ICE Swap + 4.51%)(b)(g)	EUR200	230,999
Security	Par (000)	Value
Germany (continued)
Bayer AG
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(a)(b)	EUR200	$237,917
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.26%)(a)(b)	EUR100	119,819
6.63%, 09/25/83, (5-year EUR Swap + 3.43%)(a)(b)	EUR200	246,617
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(a)(b)	EUR200	254,742
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.75%)(a)(b)	EUR100	116,575
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75, (5-year EUR Swap + 3.26%)(a)(b)	EUR100	116,073
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR150	170,062
7.13%, 06/15/31(a)	EUR200	234,950
7.50%, 05/15/30(a)	EUR100	118,497
CTEC II GmbH, 5.25%, 02/15/30(a)	EUR100	104,892
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(a)(b)	EUR100	120,532
Deutsche Pfandbriefbank AG, 7.13%, 10/04/35, (5-year EURIBOR ICE Swap + 4.86%)(a)(b)	EUR100	121,049
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR100	116,827
Gruenenthal GmbH
4.13%, 05/15/28(a)	EUR100	115,437
4.63%, 11/15/31(a)	EUR100	117,019
6.75%, 05/15/30(a)	EUR100	120,906
IHO Verwaltungs GmbH
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(i)	EUR200	244,089
7.00%, 11/15/31, (7.00 % in Cash and 7.75 % in PIK)(a)(i)	EUR100	124,919
8.75%, 05/15/28, (8.75% PIK)(a)(i)	EUR100	120,772
Mahle GmbH
2.38%, 05/14/28(a)	EUR100	110,595
6.50%, 05/02/31(a)	EUR100	118,630
METRO AG
4.00%, 03/05/30(a)	EUR125	149,784
4.63%, 03/07/29(a)	EUR125	148,682
Nidda Healthcare Holding GmbH
5.38%, 10/23/30(a)	EUR100	117,433
5.63%, 02/21/30(a)	EUR100	118,551
Progroup AG, 5.38%, 04/15/31(a)	EUR100	116,417
Schaeffler AG
2.88%, 03/26/27(a)	EUR75	86,318
3.38%, 10/12/28(a)	EUR200	229,368
4.25%, 04/01/28(a)	EUR100	117,377
4.50%, 03/28/30(a)	EUR200	235,185
4.75%, 08/14/29(a)	EUR100	118,809
5.38%, 04/01/31(a)	EUR100	121,751
Sudzucker International Finance BV, 5.95%, , (5-year EURIBOR ICE Swap + 3.69%)(a)(b)(g)	EUR200	225,947
Techem Verwaltungsgesellschaft 675 mbH
4.63%, 07/15/32(a)	EUR100	115,738
5.38%, 07/15/29(a)	EUR100	119,114
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR200	230,688
TUI Cruises GmbH, 5.00%, 05/15/30(a)	EUR200	235,767
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31(a)	EUR100	120,493
Wintershall Dea Finance 2 BV, Series NC8, 3.00%, Series NC8, , (5-year EUR Swap + 3.32%)(a)(b)(g)	EUR300	333,302
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR100	110,451
4.75%, 01/31/29(a)	EUR100	111,538
6.13%, 03/13/29(a)	EUR100	116,017
7.00%, 06/12/30(a)	EUR300	352,391
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR100	$111,340
2.25%, 05/03/28(a)	EUR100	107,139
2.75%, 05/25/27(a)	EUR100	112,148
3.75%, 09/21/28(a)	EUR100	110,101
		7,923,866
Greece — 2.7%
Alpha Bank SA
4.31%, 07/23/36, (5-year EURIBOR ICE Swap + 1.93%)(a)(b)	EUR100	117,104
6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.27%)(a)(b)	EUR100	124,593
Eurobank Ergasias Services and Holdings SA
4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.00%)(a)(b)	EUR100	115,782
10.00%, 12/06/32, (5-year EUR Swap + 7.59%)(a)(b)	EUR100	130,986
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(a)	EUR100	116,308
Metlen Energy & Metals SA, 4.00%, 10/17/29(a)	EUR200	235,798
National Bank of Greece SA
5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR100	124,020
8.00%, 01/03/34, (5-year EURIBOR ICE Swap + 4.65%)(a)(b)	EUR100	129,566
Piraeus Financial Holdings SA
5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR200	243,161
7.25%, 04/17/34, (5-year EUR Swap + 4.73%)(a)(b)	EUR100	127,344
Public Power Corp. SA
3.38%, 07/31/28(a)	EUR100	115,373
4.25%, 10/31/30(a)	EUR200	234,213
4.63%, 10/31/31(a)	EUR100	118,380
		1,932,628
Ireland — 0.6%
AIB Group PLC, 4.63%, 05/20/35, (5-year EUR Swap + 1.90%)(a)(b)	EUR150	181,016
eircom Finance DAC
2.63%, 02/15/27(a)	EUR100	114,637
5.00%, 04/30/31(a)	EUR100	117,672
		413,325
Italy — 14.1%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR200	233,355
Banca IFIS SpA
3.63%, 11/15/29(a)	EUR100	115,657
5.50%, 02/27/29(a)	EUR100	122,778
6.13%, 01/19/27(a)	EUR100	119,617
Banca Popolare di Sondrio SpA, 3.88%, 02/25/32, (5-year EUR Swap + 3.96%)(a)(b)	EUR100	116,271
Banca Sella Holding SpA, 4.88%, 07/18/29, (3-mo. EURIBOR + 1.96%)(a)(b)	EUR100	120,132
Banco BPM SpA
4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.25%)(a)(b)	EUR200	239,007
5.00%, 06/18/34, (5-year EUR Swap + 2.45%)(a)(b)	EUR200	242,117
BFF BANK SpA REGS 03/29 VAR, 4.75%, 03/20/29, (1-year EURIBOR ICE Swap + 1.90%)(a)(b)	EUR150	178,299
BPER Banca SpA
5.75%, 09/11/29, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR150	186,135
6.13%, 02/01/28, (3-mo. EURIBOR + 3.60%)(a)(b)	EUR150	180,058
Brunello Bidco SpA, 3.50%, 02/15/28(a)	EUR100	114,445
Security	Par (000)	Value
Italy (continued)
Bubbles Holdco SPA, 6.50%, 09/30/31(a)	EUR100	$118,105
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR100	106,165
Credito Emiliano Holding SpA, 4.61%, 05/21/37, (5-year EURIBOR ICE Swap + 2.15%)(a)(b)	EUR200	241,998
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR100	117,557
Engineering - Ingegneria Informatica - SpA
8.63%, 02/15/30(a)	EUR100	123,217
11.13%, 05/15/28(a)	EUR100	121,848
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR100	112,099
Fibercop SpA
4.75%, 06/30/30(a)	EUR200	234,678
5.13%, 06/30/32(a)	EUR200	234,926
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR80	95,441
Gruppo San Donato SpA, 6.50%, 10/31/31(a)	EUR150	177,265
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR100	112,177
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR200	229,659
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(a)	EUR100	111,346
3.63%, 10/13/32(a)	EUR250	287,410
3.75%, 04/01/30(a)	EUR125	146,686
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR100	116,894
Lottomatica Group SpA, 4.88%, 01/31/31(a)	EUR200	237,653
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR100	119,363
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR50	57,846
3.88%, 07/04/30, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR150	177,029
4.25%, 09/18/35, (5-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR200	235,986
Mundys SpA
1.88%, 07/13/27(a)	EUR175	199,150
1.88%, 02/12/28(a)	EUR200	225,368
3.70%, 09/29/31(a)	EUR100	115,264
4.50%, 01/24/30(a)	EUR100	120,438
4.75%, 01/24/29(a)	EUR200	241,303
Optics Bidco SpA
1.63%, 01/18/29	EUR100	108,099
6.88%, 02/15/28(a)	EUR176	216,743
7.75%, 01/24/33	EUR100	134,225
7.88%, 07/31/28(a)	EUR147	187,099
Pachelbel Bidco SpA, 7.13%, 05/17/31(a)	EUR100	123,261
Prysmian SpA, Series ., 5.25%Series ., , (5-year EURIBOR ICE Swap + 3.01%)(a)(b)(g)	EUR200	240,629
Rossini SARL, 6.75%, 12/31/29(a)	EUR250	303,674
Saipem Finance International BV
3.13%, 03/31/28(a)	EUR100	115,904
4.88%, 05/30/30(a)	EUR100	122,167
TeamSystem SpA, 5.00%, 07/01/31(a)	EUR100	116,414
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR100	142,962
Telecom Italia SpA
3.63%, 09/30/30(a)	EUR100	115,826
6.88%, 02/15/28(a)	EUR224	277,670
7.88%, 07/31/28(a)	EUR103	132,273
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR100	110,305
2.38%, 10/12/27(a)	EUR100	115,285
Terna - Rete Elettrica Nazionale, 4.75%, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)(g)	EUR300	359,715
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR200	243,150
Webuild SpA
4.88%, 04/30/30(a)	EUR100	121,400

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
5.38%, 06/20/29(a)	EUR100	$121,641
7.00%, 09/27/28(a)	EUR100	125,146
Series ., 4.13%, Series ., 07/03/31(a)	EUR100	116,604
		10,034,934
Japan — 2.8%
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR100	113,433
5.25%, 07/17/29(a)	EUR200	235,935
6.38%, 07/17/33(a)	EUR100	119,010
Rakuten Group Inc., 4.25%, (5-year EUR Swap + 4.74%)(a)(b)(g)	EUR200	225,495
SoftBank Group Corp.
3.38%, 07/06/29(a)	EUR125	140,784
3.88%, 07/06/32(a)	EUR100	110,249
4.00%, 09/19/29(a)	EUR100	115,405
5.00%, 04/15/28(a)	EUR100	118,110
5.25%, 10/10/29(a)	EUR100	119,324
5.38%, 01/08/29(a)	EUR150	179,294
5.75%, 07/08/32(a)	EUR100	120,170
Series ., 5.88%, Series ., 07/10/31(a)	EUR200	243,110
Series ., 6.38%, Series ., 07/10/33(a)	EUR100	122,508
		1,962,827
Luxembourg — 5.7%
Aegis Lux 1a Sarl, 5.63%, 10/29/31, (5.60 % PIK)(a)(i)	EUR200	232,934
Albion Financing 1 SARL/Aggreko Holdings Inc., 5.38%, 05/21/30(a)	EUR200	238,515
Altice Financing SA
3.00%, 01/15/28(a)	EUR200	171,542
4.25%, 08/15/29(a)	EUR200	169,700
Altice Finco SA, 4.75%, 01/15/28(a)	EUR100	40,378
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(i)	EUR132	1,681
Cidron Aida Finco Sarl, 7.00%, 10/27/31(a)	EUR100	115,788
Currenta Group Holdings Sarl, 5.50%, 05/15/30(a)	EUR100	116,431
Essendi SA
5.38%, 05/15/30(a)	EUR100	119,032
5.50%, 11/15/31(a)	EUR100	119,180
5.63%, 05/15/32(a)	EUR100	119,572
6.38%, 10/15/29(a)	EUR125	151,555
Eurofins Scientific SE, 6.75%, , (3-mo. EURIBOR + 4.24%)(a)(b)(g)	EUR200	246,531
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR100	103,109
6.38%, 04/15/29(a)	EUR100	107,826
6.63%, 05/15/28(a)	EUR100	111,711
INEOS Finance PLC, 7.25%, 03/31/31(a)	EUR200	211,894
ION Platform Finance SARL
6.50%, 09/30/30(a)	EUR250	282,203
7.88%, 05/01/29(a)	EUR100	117,735
LHMC Finco 2 Sarl, 8.63%, 05/15/30, (8.63 % in Cash and 9.38 % in PIK)(a)(i)	EUR100	120,080
Loarre Investments SARL, 6.50%, 05/15/29(a)	EUR100	118,755
Luna 1.5 Sarl, 10.50%, 07/01/32, (10.50 % PIK)(a)(i)	EUR150	178,817
Matterhorn Telecom SA, 3.88%, 10/15/30(a)	EUR125	143,882
Maxam Prill Sarl, 6.00%, 07/15/30(a)	EUR200	233,668
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR100	119,303
SES SA
5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.23%)(a)(b)	EUR100	118,886
Security	Par (000)	Value
Luxembourg (continued)
6.00%, 09/12/54, (5-year EURIBOR ICE Swap + 3.59%)(a)(b)	EUR100	$119,882
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR100	109,967
		4,040,557
Netherlands — 3.8%
Boels Topholding BV
5.75%, 05/15/30(a)	EUR100	119,071
6.25%, 02/15/29(a)	EUR100	118,830
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR200	216,516
Koninklijke KPN NV, 6.00%, , (5-year EUR Swap + 3.77%)(a)(b)(g)	EUR150	182,537
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR100	115,732
Odido Holding BV, 3.75%, 01/15/29(a)	EUR200	229,289
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR100	114,196
4.25%, 09/01/30(a)	EUR100	117,195
5.13%, 03/01/29(a)	EUR100	118,868
5.13%, 02/15/30(a)	EUR100	119,045
Sigma Holdco BV, Series ., 8.63%, Series ., 04/15/31	EUR100	93,823
Sunrise FinCo I BV, 4.63%, 05/15/32(a)	EUR100	116,659
Trivium Packaging Finance BV, 6.63%, 07/15/30(a)	EUR100	120,116
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR100	114,217
VZ Secured Financing BV
3.50%, 01/15/32(a)	EUR100	108,175
5.25%, 01/15/33(a)	EUR100	115,235
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR200	217,339
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR200	204,672
6.13%, 11/15/32(a)	EUR125	136,652
		2,678,167
Norway — 0.6%
Heimstaden AB, 7.36%, 01/24/31(a)	EUR200	232,048
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.77%)(a)(b)	EUR125	159,813
		391,861
Portugal — 1.7%
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 8.50%, 06/12/34, (5-year EURIBOR ICE Swap + 5.82%)(a)(b)	EUR100	131,691
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.89%)(a)(b)	EUR100	112,893
1.88%, 03/14/82, (5-year EUR Swap + 2.08%)(a)(b)	EUR100	107,870
4.50%, 05/27/55, (5-year EURIBOR ICE Swap + 2.23%)(a)(b)	EUR200	235,663
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.39%)(a)(b)	EUR200	237,938
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR100	119,813
5.94%, 04/23/83, (5-year EUR Swap + 3.18%)(a)(b)	EUR200	243,944
		1,189,812
Slovenia — 1.1%
Nova Ljubljanska Banka dd, 10.75%, 11/28/32, (5-year EUR Swap + 8.30%)(a)(b)	EUR100	132,234
United Group BV
3.63%, 02/15/28(a)	EUR100	113,698
4.00%, 11/15/27(a)	EUR32	36,587
5.25%, 02/01/30(a)	EUR100	113,687
6.50%, 10/31/31(a)	EUR200	233,932
6.75%, 02/15/31(a)	EUR100	117,320
		747,458
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain — 4.8%
Abanca Corp. Bancaria SA
4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.45%)(a)(b)	EUR100	$119,753
8.38%, 09/23/33, (5-year EURIBOR ICE Swap + 5.25%)(a)(b)	EUR100	130,017
Banco de Credito Social Cooperativo SA, 4.25%, 10/13/37, (1-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR200	231,018
Cirsa Finance International Sarl, 4.88%, 10/15/31(a)	EUR100	117,599
Cirsa Finance International SARL
6.50%, 03/15/29(a)	EUR200	240,168
7.88%, 07/31/28(a)	EUR100	120,414
Grifols SA
2.25%, 11/15/27(a)	EUR100	113,070
3.88%, 10/15/28(a)	EUR350	392,509
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR100	116,136
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR400	461,166
Telefonica Europe BV
6.14%, (7-year EUR Swap + 3.35%)(a)(b)(g)	EUR400	497,368
7.13%, (6-year EUR Swap + 4.32%)(a)(b)(g)	EUR400	505,075
Series ., 6.75%, (8-year EURIBOR ICE Swap + 3.62%)(a)(b)(g)	EUR200	258,189
Unicaja Banco SA, 5.50%, 06/22/34, (5-year EUR Swap + 2.80%)(a)(b)	EUR100	122,186
		3,424,668
Sweden — 3.7%
Asmodee Group AB, 5.75%, 12/15/29(a)	EUR53	64,595
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR100	120,037
Castellum AB, 3.13%, , (5-year EUR Swap + 3.45%)(a)(b)(g)	EUR200	228,313
Heimstaden Bostad AB
3.00%, , (5-year EUR Swap + 3.27%)(a)(b)(g)	EUR200	222,719
3.63%, (5-year EUR Swap + 3.94%)(a)(b)(g)	EUR200	228,112
Intrum Investments And Financing AB
7.75%, 09/11/27	EUR200	213,467
8.50%, 09/11/29	EUR300	297,325
Samhallsbyggnadsbolaget I Norden Holding AB
1.13%, 09/26/29(a)	EUR200	177,114
2.25%, 07/12/27(a)	EUR200	212,168
Verisure Holding AB, 5.50%, 05/15/30(a)	EUR150	179,237
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR150	173,736
Volvo Car AB
2.50%, 10/07/27(a)	EUR100	114,734
4.20%, 06/10/29(a)	EUR100	117,483
4.25%, 05/31/28(a)	EUR100	118,726
4.75%, 05/08/30(a)	EUR100	119,994
		2,587,760
Switzerland — 0.8%
Dufry One BV
2.00%, 02/15/27(a)	EUR200	227,949
3.38%, 04/15/28(a)	EUR100	115,309
4.50%, 05/23/32(a)	EUR100	118,200
4.75%, 04/18/31(a)	EUR100	119,130
		580,588
United Kingdom — 8.8%
888 Acquisitions Ltd., 8.00%, 09/30/31(a)	EUR100	107,623
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR225	272,131
Ardonagh Finco Ltd., 6.88%, 02/15/31(a)	EUR200	238,775
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR100	108,504
Security	Par (000)	Value
United Kingdom (continued)
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR100	$69,314
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(a)	EUR200	233,746
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR200	236,873
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR100	119,015
British Telecommunications PLC, 5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.54%)(a)(b)	EUR200	241,490
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR100	118,222
ContourGlobal Power Holdings SA
3.13%, 01/01/28(a)	EUR100	114,466
5.00%, 02/28/30(a)	EUR100	118,069
EG Global Finance PLC, 11.00%, 11/30/28(a)	EUR100	125,588
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR100	117,155
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR125	124,882
8.50%, 03/15/29(a)	EUR100	106,105
INEOS Styrolution Ludwigshafen GmbH, 2.25%, 01/16/27(a)	EUR100	111,186
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR100	116,701
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28(a)	EUR100	116,249
6.88%, 11/15/26(a)	EUR100	118,500
Market Bidco Finco PLC, 6.75%, 01/31/31(a)	EUR100	114,972
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR225	230,179
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.53%)(a)(b)	EUR200	226,717
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR100	120,663
Pinnacle Bidco PLC, 8.25%, 10/11/28(a)	EUR100	120,259
Project Grand U.K. PLC, 9.00%, 06/01/29(a)	EUR100	118,435
Sherwood Financing PLC, 7.63%, 12/15/29(a)	EUR100	113,051
Synthomer PLC, 7.38%, 05/02/29(a)	EUR100	100,394
Thames Water Utilities Finance PLC
0.88%, 01/31/30(a)	EUR100	79,932
1.25%, 01/31/34(a)	EUR100	80,014
4.00%, 04/18/29(a)	EUR100	81,564
4.38%, 01/18/33(a)	EUR250	202,807
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR100	107,898
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR200	218,812
5.63%, 04/15/32(a)	EUR300	351,231
Vodafone Group PLC
3.00%, 08/27/80, (5-year EUR Swap + 3.47%)(a)(b)	EUR100	111,467
3.00%, 08/27/80, (5-year EUR Swap + 3.48%)(a)(b)	EUR150	167,200
4.20%, 10/03/78, (5-year EUR Swap + 3.43%)(a)(b)	EUR100	118,645
4.63%, 09/12/55, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)	EUR200	230,729
6.50%, 08/30/84, (5-year EUR Swap + 3.49%)(a)(b)	EUR100	126,199
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR280	340,475
		6,276,237
United States — 12.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(a)	EUR200	226,969
Aramark International Finance Sarl, 4.38%, 04/15/33(a)	EUR100	115,488
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR100	110,376
3.00%, 09/01/29(a)	EUR100	107,362
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.75%, 07/15/27(a)	GBP100	39,094
Ashland Services BV, 2.00%, 01/30/28(a)	EUR100	111,837

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Avantor Funding Inc., 3.88%, 07/15/28(a)	EUR100	$114,857
Avis Budget Finance PLC
7.00%, 02/28/29(a)	EUR200	234,543
7.25%, 07/31/30(a)	EUR100	117,595
Ball Corp.
1.50%, 03/15/27	EUR100	113,643
4.25%, 07/01/32	EUR200	237,130
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR200	236,262
Belden Inc.
3.38%, 07/15/31(a)	EUR100	112,509
3.88%, 03/15/28(a)	EUR150	172,489
Brightstar Lottery PLC, 2.38%, 04/15/28(a)	EUR100	113,567
Carnival PLC
1.00%, 10/28/29	EUR100	106,193
4.13%, 07/15/31(a)	EUR200	235,489
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR100	104,839
2.13%, 03/01/27	EUR100	113,431
5.00%, 04/15/31	EUR100	112,770
5.59%, 01/19/29	EUR125	150,688
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 06/15/31(a)	EUR225	263,936
Constellium SE, 5.38%, 08/15/32(a)	EUR100	119,821
Crown European Holdings SACA
3.75%, 09/30/31(a)	EUR100	115,519
4.50%, 01/15/30(a)	EUR100	120,109
4.75%, 03/15/29(a)	EUR100	120,364
5.00%, 05/15/28(a)	EUR100	120,950
Dana Financing Luxembourg SARL
3.00%, 07/15/29(a)	EUR100	114,676
8.50%, 07/15/31(a)	EUR100	123,308
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR125	146,491
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.38%, 12/15/30(a)	EUR200	240,542
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR100	112,787
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR100	110,749
Graphic Packaging International LLC, 2.63%, 02/01/29(a)	EUR100	111,871
IGT Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR100	117,392
IQVIA Inc.
2.25%, 01/15/28(a)	EUR150	169,639
2.25%, 03/15/29(a)	EUR200	223,849
2.88%, 06/15/28(a)	EUR100	114,208
Iron Mountain Inc., 4.75%, 01/15/34(a)	EUR300	346,666
Kronos International Inc., 9.50%, 03/15/29(a)	EUR100	114,166
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR100	116,873
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26	EUR100	109,256
7.00%, 02/15/32(a)	EUR200	239,460
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR100	112,942
OI European Group BV
5.25%, 06/01/29(a)	EUR100	118,471
6.25%, 05/15/28(a)	EUR100	118,631
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR100	114,153
5.38%, 10/01/29(a)	EUR100	108,506
6.13%, 02/15/33(a)	EUR100	114,160
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(a)	EUR300	329,019
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR100	119,549
PRA Group Europe Holding II Sarl, 6.25%, 09/30/32(a)	EUR100	111,552
Security	Par (000)	Value
United States (continued)
Primo Water Holdings Inc./Triton Water Holdings Inc., 3.88%, 10/31/28(a)	EUR100	$115,126
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	120,629
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 5.50%, 05/15/33(a)	EUR100	118,938
Silgan Holdings Inc.
2.25%, 06/01/28	EUR100	112,499
4.25%, 02/15/31(a)	EUR200	231,680
Standard Industries Inc./New York, 2.25%, 11/21/26(a)	EUR73	83,905
VF Corp.
0.25%, 02/25/28	EUR100	105,349
0.63%, 02/25/32	EUR100	87,672
4.25%, 03/07/29	EUR100	114,789
Warnermedia Holdings Inc., 4.69%, 05/17/33	EUR100	111,535
Whirlpool EMEA Finance Sarl, 0.50%, 02/20/28	EUR100	107,843
Whirlpool Finance Luxembourg Sarl, 1.10%, 11/09/27	EUR100	110,656
		9,027,367
Total Corporate Bonds & Notes — 97.7% (Cost: $68,188,811)		69,292,259
	Shares
Common Stocks
Supranational — 0.0%
Sentry Holdings Ltd.(f)	25	—
Total Common Stocks — 0.0% (Cost: $159,437)		—
Total Long-Term Investments — 97.7% (Cost: $68,348,248)		69,292,259
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(j)(k)	30,000	30,000
Total Short-Term Securities — 0.0% (Cost: $30,000)		30,000
Total Investments — 97.7% (Cost: $68,378,248)		69,322,259
Other Assets Less Liabilities — 2.3%		1,612,828
Net Assets — 100.0%		$70,935,087

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® International High Yield Bond ETF

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$10,000 (a)	$—	$—	$—	$30,000	30,000	$1,087	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	157,246	CAD	220,000	Goldman Sachs & Co.	12/02/25	$156
USD	71,268,630	EUR	61,650,000	State Street Bank & Trust Company	12/02/25	95,509
USD	39,418	GBP	30,000	BNP Paribas SA	12/02/25	5
						95,670
						$95,670
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$95,670	$—	$—	$95,670
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$95,670	$—	$—	$95,670
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts sold — in USD	$17,866,324
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® International High Yield Bond ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$95,670	$—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	95,670	—
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$95,670	$—
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas SA	$5	$—	$—	$—	$5
Goldman Sachs & Co.	156	—	—	—	156
State Street Bank & Trust Company	95,509	—	—	—	95,509
	$95,670	$—	$—	$—	$95,670

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$69,292,259	$—	$69,292,259
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	30,000	—	—	30,000
	$30,000	$69,292,259	$—	$69,322,259
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$95,670	$—	$95,670

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.2%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	$900	$904,500
Argentina — 2.0%
Banco Macro SA, 8.00%, 06/23/29(a)	400	403,620
Pampa Energia SA, 7.88%, 12/16/34(a)	550	556,077
Pluspetrol SA, 8.50%, 05/30/32(a)	500	509,175
Telecom Argentina SA
9.25%, 05/28/33(a)	800	812,320
9.50%, 07/18/31(a)	625	646,875
Vista Energy Argentina SAU
7.63%, 12/10/35(a)	435	429,824
8.50%, 06/10/33(a)	400	412,620
YPF SA
6.95%, 07/21/27(a)	512	510,464
7.00%, 09/30/33(a)(b)	475	454,366
7.00%, 12/15/47(a)	400	344,760
8.25%, 01/17/34(a)	880	886,600
8.75%, 09/11/31(c)	200	205,500
8.75%, 09/11/31(a)	400	411,000
9.00%, 06/30/29(a)(b)(d)	600	616,890
9.50%, 01/17/31(a)	600	630,150
		7,830,241
Australia — 0.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	400	386,750
3.75%, 10/01/30	500	476,810
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(a)	200	183,174
		1,046,734
Bahrain — 0.2%
BBK BSC, 6.88%, 06/06/29(a)	400	411,252
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	400	402,000
		813,252
Brazil — 5.0%
3R Lux SARL, 9.75%, 02/05/31(a)	200	203,690
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	221	224,156
Adecoagro SA, 7.50%, 07/29/32(a)	100	94,150
Aegea Finance Sarl, 7.63%, 01/20/36(c)	200	195,120
Aegea Finance SARL, 9.00%, 01/20/31(a)	200	211,622
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	200	195,828
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	187,430
Banco Bradesco SA
4.38%, 03/18/27(a)	200	199,075
6.50%, 01/22/30(a)	200	210,500
Banco BTG Pactual SA, 5.75%, 01/22/30(a)	200	203,697
Banco do Brasil SA
6.00%, 03/18/31(a)	200	206,740
6.25%, 04/18/30(a)	200	207,600
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(a)	200	202,312
Braskem America Finance Co., 7.13%, 07/22/41(a)	200	81,970
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	400	179,500
4.50%, 01/31/30(a)	200	80,000
5.88%, 01/31/50(a)	200	77,000
7.25%, 02/13/33(a)	400	163,400
8.00%, 10/15/34(a)	200	82,250
Security	Par (000)	Value
Brazil (continued)
BRF SA
4.88%, 01/24/30(a)	$200	$194,000
5.75%, 09/21/50(a)	200	169,750
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(a)	200	193,404
6.50%, 01/11/35(a)	200	206,850
Constellation Oil Services Holding SA, 9.38%, 11/07/29(a)	200	206,200
Cosan Luxembourg SA, 5.50%, 09/20/29(a)	200	196,550
Cosan Overseas Ltd., 8.25%(a)(e)	100	100,500
CSN Inova Ventures, 6.75%, 01/28/28(a)	200	185,100
CSN Resources SA
4.63%, 06/10/31(a)	200	156,580
5.88%, 04/08/32(a)	200	162,550
8.88%, 12/05/30(a)	200	189,500
Embraer Netherlands Finance BV, 5.98%, 02/11/35(f)	125	133,625
FS Luxembourg SARL, 8.63%, 06/25/33(a)	200	206,750
Gerdau Trade Inc., 5.75%, 06/09/35	100	103,888
Gol Finance Inc., 14.38%, 06/06/30(a)	500	504,530
Guara Norte SARL, 5.20%, 06/15/34(a)	154	150,201
GUSAP III LP, 4.25%, 01/21/30(a)	200	197,976
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.45%)(a)(d)	200	199,000
6.00%, 02/27/30(a)	200	208,480
Klabin Austria GmbH
5.75%, 04/03/29(a)	200	203,118
7.00%, 04/03/49(a)	200	211,680
LD Celulose International GmbH, 7.95%, 01/26/32(a)	200	210,690
MARB BondCo PLC, 3.95%, 01/29/31(a)	200	181,000
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	365	300,117
MercadoLibre Inc., 3.13%, 01/14/31	200	182,900
Minerva Luxembourg SA
4.38%, 03/18/31(a)	200	184,151
8.88%, 09/13/33(a)	200	218,800
Movida Europe SA, 7.85%, 04/11/29(a)	200	183,250
Nexa Resources SA, 6.75%, 04/09/34(a)	200	212,780
Petrobras Global Finance BV
5.13%, 09/10/30(f)	200	197,300
5.50%, 06/10/51	160	133,144
5.60%, 01/03/31(f)	250	252,463
6.00%, 01/27/28(f)	295	301,820
6.00%, 01/13/35(f)	200	196,980
6.25%, 01/10/36(f)	300	296,460
6.50%, 07/03/33(f)	200	207,320
6.75%, 01/27/41	150	152,895
6.85%, 06/05/2115(f)	375	361,567
6.88%, 01/20/40(f)	200	206,688
7.25%, 03/17/44(f)	250	261,062
7.38%, 01/17/27(f)	150	155,100
PRIO Luxembourg Holding Sarl, 6.75%, 10/15/30(c)	200	196,075
Raizen Fuels Finance SA
5.70%, 01/17/35(a)	400	319,500
6.45%, 03/05/34(a)	200	169,625
6.70%, 02/25/37(a)	200	167,500
6.95%, 03/05/54(a)	400	308,900
Rede D'or Finance SARL
4.50%, 01/22/30(a)	200	192,750
4.95%, 01/17/28(a)	200	199,250
Rumo Luxembourg SARL, 5.25%, 01/10/28(a)	200	199,292

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
Samarco Mineracao SA, 9.50%, 06/30/31, (9.50 % PIK)(a)(g)	$1,072	$1,068,939
Simpar Europe SA, 5.20%, 01/26/31(a)	200	153,950
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)	200	199,892
St Marys Cement Inc. Canada, 5.75%, 04/02/34(a)	200	207,438
Suzano Austria GmbH
2.50%, 09/15/28	100	94,909
3.13%, 01/15/32(f)	300	268,785
3.75%, 01/15/31	500	473,450
5.00%, 01/15/30	200	201,100
6.00%, 01/15/29	400	413,588
7.00%, 03/16/47(a)	200	221,798
Suzano Netherlands BV, 5.50%, 01/15/36	200	199,602
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	200	205,220
Usiminas International Sarl, 7.50%, 01/27/32(a)	200	206,750
Vale Overseas Ltd.
3.75%, 07/08/30(f)	450	434,628
6.13%, 06/12/33	350	374,895
6.40%, 06/28/54(f)	500	520,750
6.88%, 11/21/36	100	113,296
6.88%, 11/10/39(f)	150	170,289
XP Inc., 6.75%, 07/02/29(a)	200	204,700
Yinson Bergenia Production BV, 8.50%, 01/31/45(a)	200	210,780
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	196	214,074
		19,594,484
British Virgin Islands — 0.0%
Joy Treasure Assets Holdings Inc., 5.50%, 02/01/27(a)	200	201,998
Cameroon,United Republic Of — 0.1%
Golar LNG Ltd., 7.50%, 10/02/30(c)	300	295,905
Canada — 0.1%
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.12%)(a)(d)(e)	200	197,750
Tencent Holdings Ltd., 3.29%, 06/03/60(a)	200	142,954
		340,704
Cayman Islands — 0.6%
Al Rajhi Sukuk Ltd., 5.05%, 03/12/29(a)	400	407,300
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.20%)(a)(d)(e)	400	404,700
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	200	203,238
Doha Finance Ltd., 5.25%, 03/12/29(a)	400	409,125
QNB Finance Ltd., 5.32%, 04/02/29, (1-day SOFR + 1.20%)(d)	800	810,500
SNB Sukuk Ltd., 5.13%, 02/27/29(a)	200	204,000
		2,438,863
Chile — 3.7%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(d)	200	209,850
Agrosuper SA, 4.60%, 01/20/32(a)	200	191,938
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)	591	483,997
Antofagasta PLC
2.38%, 10/14/30(a)	200	181,482
5.63%, 05/13/32(a)	400	411,344
5.63%, 09/09/35(c)	200	204,400
6.25%, 05/02/34(a)	400	427,884
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	200	204,220
Banco de Chile, 2.99%, 12/09/31(a)	200	182,500
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)	200	182,125
Security	Par (000)	Value
Chile (continued)
3.50%, 10/12/27(a)(f)	$200	$196,794
7.50%, , (5-year CMT + 3.77%)(a)(d)(e)	200	209,900
8.75%, (5-year CMT + 4.94%)(a)(d)(e)	400	430,264
Banco Santander Chile, 3.18%, 10/26/31(a)(f)	200	186,250
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30(a)	200	192,446
4.25%, 04/30/29(a)	200	195,688
5.15%, 01/29/50(a)	400	349,000
5.50%, 04/30/49(a)	200	184,000
6.18%, 05/05/32(a)	200	207,400
Cencosud SA
4.38%, 07/17/27(a)	600	600,564
5.95%, 05/28/31(a)	200	209,550
Chile Electricity Lux Mpc II Sarl, 5.67%, 10/20/35(a)	400	414,500
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(a)	587	605,154
Chile Electricity Lux MPC SARL, 6.01%, 01/20/33(a)	358	374,110
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32(a)	400	361,252
Colbun SA
3.15%, 03/06/30(a)	200	189,290
3.15%, 01/19/32(a)	400	365,376
5.38%, 09/11/35(c)	200	201,575
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)	450	397,548
Enel Chile SA, 4.88%, 06/12/28	500	507,037
Engie Energia Chile SA
3.40%, 01/28/30(a)	200	188,000
6.38%, 04/17/34(a)	200	212,626
Falabella SA, 3.38%, 01/15/32(a)	400	359,400
GNL Quintero SA, 4.63%, 07/31/29(a)	282	282,659
Interchile SA, 4.50%, 06/30/56(a)	500	438,905
Inversiones CMPC SA
3.00%, 04/06/31(a)	400	358,000
3.85%, 01/13/30(a)	400	381,400
4.38%, 04/04/27(a)(f)	200	199,636
6.13%, 06/23/33(a)	200	207,440
6.13%, 02/26/34(a)	200	206,990
6.70%, 12/09/57, (5-year CMT + 2.83%)(c)(d)	200	202,060
Latam Airlines Group SA
7.63%, 01/07/31(a)	430	443,018
7.88%, 04/15/30(a)	705	727,736
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)	400	284,596
5.50%, 09/10/34(a)	400	404,800
6.50%, 11/07/33(a)	400	429,502
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	193,500
		14,577,706
China — 8.5%
Agricultural Bank of China Ltd./New York, 4.92%, 01/24/27, (1-day SOFR Index + 0.63%)(a)(d)	200	200,298
Alibaba Group Holding Ltd.
2.13%, 02/09/31	200	181,696
2.70%, 02/09/41	200	151,412
3.15%, 02/09/51	400	285,124
3.25%, 02/09/61	200	137,066
3.40%, 12/06/27(f)	500	495,305
4.00%, 12/06/37	200	186,228
4.20%, 12/06/47(f)	400	347,600
4.40%, 12/06/57	400	349,252
4.50%, 11/28/34	200	199,920
4.88%, 05/26/30	200	207,242
5.25%, 05/26/35	200	210,524
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
5.63%, 11/26/54	$200	$211,390
Amipeace Ltd., 2.25%, 10/22/30(a)	200	184,190
Baidu Inc.
2.38%, 08/23/31	200	180,962
3.63%, 07/06/27	200	198,786
Bank of China Ltd./Panama, 4.76%, 03/19/28, (1-day SOFR Index + 0.50%)(a)(d)	200	199,912
Bank of China Ltd./Sydney, 4.78%, 03/04/28, (1-day SOFR Index + 0.50%)(a)(d)	200	199,911
Bank of China Ltd/Hungarian, 4.80%, 06/26/27, (1-day SOFR Index + 0.55%)(a)(d)	200	200,164
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.35%)(a)(d)(e)	400	399,800
Bank of Communications Co. Ltd./Hong Kong, 4.84%, 08/01/27, (1-day SOFR Index + 0.55%)(a)(d)	200	200,063
BOC Aviation Ltd.
2.63%, 09/17/30(a)	600	556,692
3.00%, 09/11/29(a)	500	477,550
3.50%, 09/18/27(a)	400	396,336
4.25%, 03/04/31(c)	200	199,692
4.50%, 05/23/28(a)	400	403,344
BOC Aviation USA Corp.
4.63%, 09/04/31(a)	400	406,244
4.88%, 05/03/33(a)(f)	400	408,388
5.00%, 01/17/29(a)	400	408,296
5.25%, 01/14/30(a)	400	414,456
5.75%, 11/09/28(a)(f)	400	417,400
Bocom Leasing Management Hong Kong Co. Ltd.
4.93%, 06/26/27, (1-day SOFR Index + 0.68%)(a)(d)	200	200,164
4.95%, 03/07/28, (1-day SOFR Index + 0.67%)(a)(d)	200	200,182
Central Plaza Development Ltd., 6.80%, 04/07/29(a)	200	203,492
Charming Light Investments Ltd., 4.38%, 12/21/27(a)	200	199,840
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31(a)	200	185,740
3.13%, 03/18/30(a)	200	189,260
3.25%, 01/28/27(a)	200	197,428
5.75%, 05/28/29(a)	200	207,994
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	400	403,312
4.75%, 02/21/29(a)	200	201,902
China Construction Bank Corp., 2.85%, 01/21/32, (5-year CMT + 1.40%)(a)(d)	600	589,416
China Construction Bank Corp/Hong Kong
4.83%, 07/16/27, (1-day SOFR Index + 0.55%)(a)(d)	400	401,452
4.89%, 05/28/30, (1-day SOFR Index + 0.60%)(a)(d)	200	200,418
China Everbright Bank Co. Ltd/Hong Kong, 4.82%, 05/14/27, (1-day SOFR Index + 0.52%)(a)(d)	200	200,032
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(a)	200	198,052
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(a)	200	186,396
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	200	199,382
China State Construction Finance Cayman I Ltd., 3.40%, (5-year CMT + 5.58%)(a)(d)(e)	200	198,125
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.07%)(a)(d)(e)	400	418,912
CICC Hong Kong Finance 2016 MTN Ltd.
5.01%, 01/18/27(a)	200	201,876
5.05%, 01/18/27, (1-day SOFR Index + 0.95%)(a)(d)	200	200,960
CITIC Ltd.
2.85%, 02/25/30(a)	200	189,366
Security	Par (000)	Value
China (continued)
2.88%, 02/17/27(a)	$200	$196,878
3.88%, 02/28/27(a)	200	199,292
CMB International Leasing Management Ltd., 5.04%, 06/04/27, (1-day SOFR + 0.76%)(a)(d)	200	200,334
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28(a)	200	204,264
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	200	220,084
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	200	192,870
3.30%, 09/30/49	200	155,676
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	404,312
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	200	236,772
Contemporary Ruiding Development Ltd., 2.63%, 09/17/30(a)	200	186,240
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(a)	200	198,072
CSCIF Hong Kong Ltd., 4.90%, 05/31/27, (1-day SOFR Index + 0.67%)(a)(d)	200	200,124
CSI MTN Ltd.
4.70%, 07/16/28, (1-day SOFR Index + 0.60%)(a)(d)	200	200,000
4.82%, 10/22/27, (1-day SOFR Index + 0.73%)(a)(d)	200	200,456
ENN Energy Holdings Ltd., 4.63%, 05/17/27(a)	200	200,550
Far East Horizon Ltd.
5.88%, 03/05/28(a)	200	202,750
6.63%, 04/16/27(a)	200	204,484
Fortune Star BVI Ltd., 8.50%, 05/19/28(a)	200	209,000
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	200	185,020
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	200	198,374
4.75%, 04/27/27(a)	200	200,200
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	198,424
ICBCIL Finance Co. Ltd., 2.70%, 01/27/27(a)	200	196,360
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(d)(e)	1,600	1,583,248
Industrial & Commercial Bank of China Ltd./Hong Kong, 4.82%, 05/21/28, (1-day SOFR Index + 0.52%)(a)(d)	200	200,002
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	248,020
JD.com Inc., 3.38%, 01/14/30	200	194,066
Lenovo Group Ltd., 3.42%, 11/02/30(a)	400	381,020
Longfor Group Holdings Ltd.
3.95%, 09/16/29(a)	200	166,750
4.50%, 01/16/28(a)	200	181,500
Meituan
3.05%, 10/28/30(a)	400	373,468
4.50%, 04/02/28(a)	200	200,312
4.63%, 10/02/29(a)	400	400,910
Prosus NV
3.06%, 07/13/31(a)	1,000	908,150
3.26%, 01/19/27(a)	600	591,187
3.68%, 01/21/30(a)	800	765,520
3.83%, 02/08/51(a)	900	617,445
4.03%, 08/03/50(a)	600	428,250
4.19%, 01/19/32(a)	600	577,128
4.85%, 07/06/27(a)	400	403,308
4.99%, 01/19/52(a)	700	571,319
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	188,744
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(a)	200	187,184
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	200	185,910
Soar Wise Ltd., 5.15%, 03/18/27(a)	200	200,625

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(f)	$600	$560,820
2.88%, 04/22/31(a)	200	188,794
3.24%, 06/03/50(a)	400	299,460
3.60%, 01/19/28(a)(f)	300	298,200
3.68%, 04/22/41(a)	200	174,294
3.84%, 04/22/51(a)(f)	400	331,440
3.93%, 01/19/38(a)	200	188,108
3.94%, 04/22/61(a)	200	163,600
3.98%, 04/11/29(a)	800	800,816
4.53%, 04/11/49(a)(f)	200	185,648
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	179,938
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	200	137,500
Weibo Corp., 3.38%, 07/08/30	200	190,204
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)	200	184,710
3.38%, 04/29/30(a)	200	192,465
Yongda Investment Ltd., 4.60%, 06/03/28(a)	200	201,436
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(a)	200	201,962
		33,212,941
Colombia — 3.5%
ABRA Global Finance, 14.00%, 10/22/29, (6.00 % Cash and 8.00 % PIK)(a)(g)	308	299,924
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	362,050
Banco Davivienda SA
6.65%, (10-year CMT + 5.10%)(a)(e)	200	181,850
8.13%, 07/02/35, (5-year CMT + 4.59%)(a)(d)	400	413,000
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.32%)(d)	400	428,040
Canacol Energy Ltd., 5.75%, 11/24/28(a)	200	43,000
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	200	181,188
Ecopetrol SA
4.63%, 11/02/31	700	626,080
5.88%, 05/28/45	1,100	841,280
5.88%, 11/02/51	450	331,830
6.88%, 04/29/30	1,100	1,123,485
7.38%, 09/18/43	450	416,250
7.75%, 02/01/32	900	927,540
8.38%, 01/19/36	1,000	1,034,850
8.63%, 01/19/29	558	601,942
8.88%, 01/13/33	1,240	1,344,222
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	400	370,080
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)	400	323,768
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	564,179
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(c)	200	199,280
Grupo Nutresa SA
8.00%, 05/12/30(a)	800	857,380
9.00%, 05/12/35(a)	800	908,200
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)	400	379,000
SierraCol Energy Andina LLC, 6.00%, 06/15/28(a)	400	392,000
SURA Asset Management SA, 6.35%, 05/13/32(a)	200	214,200
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	200	203,422
		13,568,040
Congo, The Democratic Republic — 0.2%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	600	618,180
Security	Par (000)	Value
Czech Republic — 0.3%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/29(a)	$400	$414,252
Czechoslovak Group A/S, 6.50%, 01/10/31(a)	800	827,750
		1,242,002
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	419,400
Ghana — 0.1%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	400	268,476
Guatemala — 0.9%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	850	832,150
CT Trust, 5.13%, 02/03/32(a)	600	567,300
Energuate Trust 2 0, 6.35%, 09/15/35(c)	400	399,600
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	600	595,950
Millicom International Cellular SA
4.50%, 04/27/31(a)(f)	800	746,200
6.25%, 03/25/29(a)	360	361,350
		3,502,550
Hong Kong — 3.6%
AIA Group Ltd.
2.70%, (5-year CMT + 1.76%)(a)(d)(e)	200	197,936
3.20%, 09/16/40(a)	400	317,240
3.38%, 04/07/30(a)	200	193,953
3.60%, 04/09/29(a)	200	197,214
3.90%, 04/06/28(a)	200	199,251
4.50%, 03/16/46(a)	200	184,350
4.88%, 03/11/44(a)	200	194,376
4.95%, 04/04/33(a)	200	206,000
5.38%, 04/05/34(a)	200	208,456
5.40%, 09/30/54(a)	200	197,612
5.63%, 10/25/27(a)	200	205,750
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31, (5-year CMT + 1.40%)(a)(d)	250	246,406
Bank of East Asia Ltd. (The)
4.88%, 04/22/32, (5-year CMT + 2.30%)(a)(d)	250	249,558
6.75%, 06/27/34, (5-year CMT + 2.55%)(a)(d)	250	262,630
CAS Capital No. 1 Ltd., 4.00%, (5-year CMT + 3.64%)(a)(d)(e)	200	197,200
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	197,376
China CITIC Bank International Ltd.
4.80%, (5-year CMT + 2.10%)(a)(d)(e)	250	251,578
6.00%, 12/05/33, (5-year CMT + 1.65%)(a)(d)	250	262,517
CLP Power HK Finance Ltd., 5.45%, , (5-year CMT + 1.01%)(a)(d)(e)	200	208,000
Elect Global Investments Ltd., 7.20%, , (5-year CMT + 3.23%)(a)(d)(e)	200	209,500
FWD Group Holdings Ltd.
5.84%, 09/22/35(c)	200	204,048
7.64%, 07/02/31(a)	200	223,626
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(a)	200	184,200
Hongkong Electric Finance Ltd., 1.88%, 08/27/30(a)	200	179,758
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(a)	200	188,092
HPHT Finance 25 Ltd., 5.00%, 02/21/30(a)	200	203,265
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	186,153
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	$200	$194,652
JMH Co. Ltd., 2.50%, 04/09/31(a)	200	182,636
Joy Treasure Assets Holdings Inc.
3.50%, 09/24/29(a)	200	192,310
5.75%, 06/06/29(a)	200	207,208
Li & Fung Ltd., 5.25%(a)(e)	200	118,060
Link Finance Cayman 2009 Ltd. (The), 2.75%, 01/19/32(a)	200	180,762
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	1,000	981,750
5.63%, 07/17/27(a)(f)	400	398,900
5.75%, 07/21/28(a)	600	599,100
6.50%, 09/24/33(c)	200	200,474
7.63%, 04/17/32(a)	600	631,800
MTR Corp. CI Ltd.
4.88%, , (5-year CMT + 0.86%)(a)(d)(e)	400	408,300
5.63%, (5-year CMT + 1.46%)(a)(d)(e)	400	423,420
MTR Corp. Ltd.
1.63%, 08/19/30(a)	200	180,716
4.38%, 04/01/30(a)	200	204,062
4.88%, 04/01/35(a)	200	209,756
5.25%, 04/01/55(a)	400	412,726
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.10%)(a)(d)	250	258,515
NWD Finance BVI Ltd.
4.13%, 12/31/49, (5-year CMT + 5.86%)(a)(e)(h)(i)	400	166,000
4.80%, 12/31/49(a)(e)(h)(i)	200	80,000
5.25%, 12/31/49, (5-year CMT + 7.889%)(a)(e)(h)(i)	200	88,000
6.25%, 12/31/49(a)(e)(h)(i)	200	80,000
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	146,876
Phoenix Lead Ltd., 4.85%(a)(e)	200	177,041
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.52%)(a)(d)	200	191,106
3.13%, 04/14/30(f)	300	287,854
4.88%(a)(e)	200	179,188
Seaspan Corp., 5.50%, 08/01/29(a)	200	191,875
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(a)	200	187,716
2.88%, 01/21/30(a)	200	189,586
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(a)	200	191,212
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	200	196,803
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	196,818
		14,291,267
Hungary — 0.4%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(d)	600	637,251
7.50%, 05/25/27, (1-year CMT + 3.71%)(a)(d)	400	406,200
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(d)	500	538,281
		1,581,732
India — 4.0%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(a)	400	408,000
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	375,552
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	178,438
4.20%, 08/04/27(a)	200	197,250
4.38%, 07/03/29(a)	400	390,000
Security	Par (000)	Value
India (continued)
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.32%)(a)(d)(e)	$200	$196,500
Bharti Airtel Ltd., 3.25%, 06/03/31(a)	200	187,902
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	400	395,110
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(a)	193	203,390
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	200	208,300
Greenko Power II Ltd., 4.30%, 12/13/28(a)	478	457,015
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	400	405,760
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.93%)(a)(d)(e)	400	392,500
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	198,322
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)	200	197,404
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	400	366,780
3.25%, 02/13/30(a)	200	190,266
3.57%, 01/21/32(a)	400	380,524
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	400	416,120
JSW Hydro Energy Ltd., 4.13%, 05/18/31(a)	284	268,025
JSW Steel Ltd.
3.95%, 04/05/27(a)	200	196,626
5.05%, 04/05/32(a)	200	195,000
Muthoot Finance Ltd.
6.38%, 04/23/29(a)	400	406,500
6.38%, 03/02/30(c)	200	202,825
7.13%, 02/14/28(a)	400	408,240
Network i2i Ltd., 3.98%, (5-year CMT + 3.39%)(a)(d)(e)	400	397,457
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	198,738
Oil India Ltd., 5.13%, 02/04/29(a)	200	203,650
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	187,334
3.95%, 04/23/30(a)	400	389,048
4.50%, 06/18/29(a)	200	199,464
6.15%, 12/06/28(a)	200	209,530
REC Ltd.
4.75%, 09/27/29(a)	200	201,964
5.63%, 04/11/28(a)	400	409,636
Reliance Industries Ltd.
2.88%, 01/12/32(a)	800	727,440
3.63%, 01/12/52(a)	900	667,971
3.67%, 11/30/27(a)	250	246,990
3.75%, 01/12/62(a)	400	289,956
4.88%, 02/10/45(a)	250	233,230
6.25%, 10/19/40(a)	250	277,745
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	200	192,750
Shriram Finance Ltd.
6.15%, 04/03/28(a)	200	204,625
6.63%, 04/22/27(a)	400	409,125
State Bank of India/London
4.88%, 05/05/28(a)	400	404,000
5.00%, 01/17/29(a)	200	202,632
5.13%, 11/25/29(a)	200	204,424
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	186,187
Vedanta Resources Finance II PLC
9.48%, 07/24/30(a)	400	405,000
9.85%, 04/24/33(a)	200	202,750
10.88%, 09/17/29(a)	600	628,680
11.25%, 12/03/31(a)	200	212,250
		15,514,925

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 2.4%
Bank Mandiri Persero Tbk PT, 4.90%, 03/24/28(a)	$600	$607,313
Bank Negara Indonesia Persero Tbk PT
4.30%, (5-year CMT + 3.47%)(a)(d)(e)	400	390,170
5.28%, 04/05/29(a)	400	411,250
Freeport Indonesia PT
4.76%, 04/14/27(a)	500	501,655
5.32%, 04/14/32(a)	1,200	1,222,800
6.20%, 04/14/52(a)	700	727,370
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50 % Cash )(a)(g)	462	419,250
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31(a)	1,000	936,250
3.54%, 04/27/32(a)	400	372,820
4.75%, 06/09/51(a)	400	349,500
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	421	440,211
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	400	418,752
Minejesa Capital BV
4.63%, 08/10/30(a)	719	716,503
5.63%, 08/10/37(a)	600	597,900
Nickel Industries Ltd., 9.00%, 09/30/30(c)(f)	600	618,750
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	600	576,750
		9,307,244
Israel — 2.8%
Bank Hapoalim BM, 3.26%, 01/21/32, (5-year CMT + 2.16%)(a)(c)(d)	600	587,062
Bank Leumi Le-Israel BM
3.28%, 01/29/31, (5-year CMT + 1.63%)(a)(c)(d)	400	397,200
5.13%, 07/27/27(a)(c)	400	402,700
7.13%, 07/18/33, (5-year CMT + 3.47%)(a)(c)(d)	400	416,876
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(c)	400	392,700
5.88%, 03/30/31(a)(c)	450	433,260
8.50%, 09/30/33(a)(c)	520	553,930
ICL Group Ltd., 6.38%, 05/31/38(a)(c)	450	470,391
Israel Discount Bank Ltd., 5.38%, 01/26/28(a)(c)	600	605,550
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(c)	400	374,752
4.25%, 08/14/28(a)(c)	600	592,404
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(c)	400	401,875
6.75%, 06/30/30(a)(c)	425	428,851
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31, (5-year CMT + 2.25%)(a)(c)(d)	400	394,256
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(f)	500	524,845
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46(f)	1,400	1,050,812
4.75%, 05/09/27	400	400,012
5.13%, 05/09/29(f)	750	753,566
6.00%, 12/01/32	400	416,500
6.75%, 03/01/28	900	932,256
8.13%, 09/15/31	200	228,938
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	400	411,040
		11,169,776
Ivory Coast — 0.3%
Endeavour Mining PLC, 7.00%, 05/28/30(a)	400	412,376
QIB Sukuk Ltd., 4.49%, 09/17/29(a)	600	600,810
		1,013,186
Security	Par (000)	Value
Jamaica — 0.4%
Digicel International Finance Ltd., 8.63%, 08/01/32(a)	$1,600	$1,596,000
Jordan — 0.1%
Hikma Finance USA LLC, 5.13%, 07/08/30(a)	400	406,250
Kazakhstan — 1.2%
Kaspi.KZ JSC, 6.25%, 03/26/30(a)	400	410,784
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)	600	542,730
5.38%, 04/24/30(a)	1,000	1,025,090
5.75%, 04/19/47(a)	1,000	945,190
6.38%, 10/24/48(a)	1,100	1,106,985
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)	600	550,875
		4,581,654
Kuwait — 1.8%
Boubyan Sukuk Ltd.
3.39%, 03/29/27(a)	400	394,500
4.97%, 06/04/30(a)	400	409,000
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.23%)(a)(d)	400	388,500
Equate Sukuk Spc Ltd., 5.00%, 09/05/31(a)	600	608,616
KFH Sukuk Co.
5.01%, 01/17/29(a)	1,000	1,017,153
5.38%, 01/14/30(a)	600	622,470
MEGlobal BV, 2.63%, 04/28/28(a)	600	573,588
MEGlobal Canada ULC, 5.88%, 05/18/30(a)	400	421,016
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.05%)(a)(d)	800	780,440
5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(d)	400	413,800
NBK Tier 1 Ltd.
3.63%, (6-year CMT + 2.88%)(a)(d)(e)	600	590,289
6.38%, , (6-year CMT + 2.40%)(a)(d)(e)	600	616,950
Warba Sukuk Ltd., 5.35%, 07/10/29(a)	400	412,000
		7,248,322
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28(a)	800	596,400
5.75%, 08/15/29(a)	1,400	1,018,500
		1,614,900
Macau — 2.1%
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	400	398,000
7.13%, 06/26/31(a)	400	423,248
Sands China Ltd.
2.30%, 03/08/27	400	388,928
2.85%, 03/08/29	400	378,200
3.25%, 08/08/31(f)	500	459,660
4.38%, 06/18/30	600	589,800
5.40%, 08/08/28	1,400	1,427,412
Studio City Finance Ltd.
5.00%, 01/15/29(a)	700	669,830
6.50%, 01/15/28(a)	400	400,280
Wynn Macau Ltd.
5.13%, 12/15/29(a)	800	785,400
5.50%, 10/01/27(a)	600	599,700
5.63%, 08/26/28(a)	1,000	998,500
6.75%, 02/15/34(a)	600	604,842
		8,123,800
Malaysia — 1.0%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	400	360,960
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Malaysia (continued)
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50(a)	$600	$429,678
CIMB Bank Bhd, 2.13%, 07/20/27(a)	400	386,844
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)	800	724,400
Gohl Capital Ltd., 4.25%, 01/24/27(a)	1,200	1,186,200
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)	400	396,008
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(a)	500	509,055
		3,993,145
Mauritius — 0.1%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(a)	400	403,600
Mexico — 5.0%
Alfa SAB de CV, 6.88%, 03/25/44(a)	200	222,176
Alpek SAB de CV, 3.25%, 02/25/31(a)	200	170,010
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	200,320
America Movil SAB de CV
2.88%, 05/07/30	400	375,380
3.63%, 04/22/29	200	195,543
4.38%, 07/16/42	400	351,176
4.38%, 04/22/49(f)	400	342,380
4.70%, 07/21/32	200	201,250
5.00%, 01/20/33	200	203,588
6.13%, 03/30/40	550	589,941
6.38%, 03/01/35	250	277,600
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)	300	299,757
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.64%)(a)(e)	200	198,330
6.63%, (10-year CMT + 5.03%)(a)(d)(e)	200	194,952
7.50%, (10-year CMT + 5.47%)(a)(d)(e)	200	204,384
8.38%, , (5-year CMT + 4.07%)(a)(d)(e)	200	209,600
8.38%, (10-year CMT + 7.76%)(a)(d)(e)	200	213,012
8.75%, , (10-year CMT + 4.30%)(a)(d)(e)	200	213,550
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.62%, 12/10/29(a)	200	207,688
7.53%, 10/01/28, (5-year CMT + 3.00%)(a)(d)	400	428,624
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.65%)(a)	400	393,360
5.88%, 09/13/34, (5-year CMT + 4.31%)(a)(d)	400	399,100
7.63%, 02/11/35, (5-year CMT + 3.38%)(a)(d)	200	210,680
8.13%, 01/08/39, (5-year CMT + 4.21%)(a)	200	216,990
8.45%, 06/29/38, (5-year CMT + 4.66%)(a)(d)	400	442,500
Becle SAB de CV, 2.50%, 10/14/31(a)	200	172,642
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(a)	200	151,768
5.38%, 01/09/36(a)	200	203,236
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)	356	355,207
10.38%, 11/15/30(a)	185	183,583
Braskem Idesa SAPI
6.99%, 02/20/32(a)	400	257,000
7.45%, 11/15/29(a)(f)	200	129,000
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)	199	214,851
Cemex SAB de CV
3.88%, 07/11/31(a)	400	381,280
5.20%, 09/17/30(a)	200	202,500
5.45%, 11/19/29(a)	400	405,875
7.20%, (5-year CMT + 3.52%)(a)(d)(e)	200	208,040
Security	Par (000)	Value
Mexico (continued)
Cemex SAB De CV, 5.13%, (5-year CMT + 4.53%)(a)(d)(e)	$200	$199,274
CFE Fibra E, 5.88%, 09/23/40(c)	200	201,540
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(a)	200	199,640
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	300	251,424
2.75%, 01/22/30	200	188,106
5.10%, 05/06/35	150	151,688
Cometa Energia SA de CV, 6.38%, 04/24/35(a)	147	152,996
El Puerto de Liverpool SAB de CV, 6.66%, 01/22/37(a)	200	214,000
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	461	486,927
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	300	220,383
Fresnillo PLC, 4.25%, 10/02/50(a)	200	159,090
Gruma SAB de CV, 5.39%, 12/09/34(a)	200	205,560
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(a)	200	201,376
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)	200	155,540
4.70%, 11/10/47(a)	200	174,844
4.88%, 06/27/44(a)	200	181,074
Grupo Televisa SAB
5.00%, 05/13/45	200	139,188
5.25%, 05/24/49	200	138,399
6.13%, 01/31/46	200	160,750
6.63%, 01/15/40(f)	200	183,636
Industrias Penoles SAB de CV
4.15%, 09/12/29(a)	200	197,172
4.75%, 08/06/50(a)	400	330,580
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)	200	155,892
4.88%, 01/14/48(a)	200	160,940
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)	200	181,230
Minera Mexico SA de CV
4.50%, 01/26/50(a)	400	338,952
5.63%, 02/12/32(a)	200	207,700
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	173,730
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(a)	200	147,000
5.88%, 09/17/44(a)	200	158,522
6.80%, 05/13/30(a)	200	200,310
Saavi Energia Sarl, 8.88%, 02/10/35(a)	400	428,000
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)	200	200,754
Southern Copper Corp.
5.25%, 11/08/42	400	388,260
5.88%, 04/23/45	500	521,670
6.75%, 04/16/40	200	228,376
7.50%, 07/27/35	300	356,062
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)	169	166,097
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(a)	290	278,835
Trust Fibra Uno
4.87%, 01/15/30(a)	200	195,375
6.39%, 01/15/50(a)	200	184,938
6.95%, 01/30/44(a)	200	199,520
7.38%, 02/13/34(a)	200	218,480
7.70%, 01/23/32(a)	200	218,592
		19,629,295

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(a)	$400	$398,375
Morocco — 1.2%
OCP SA
3.75%, 06/23/31(a)	500	467,500
5.13%, 06/23/51(a)	600	504,810
6.10%, 04/30/30(a)	600	627,300
6.70%, 03/01/36(a)	800	860,400
6.75%, 05/02/34(a)	1,000	1,083,500
6.88%, 04/25/44(a)	400	419,884
7.50%, 05/02/54(a)	800	892,040
		4,855,434
Netherlands — 0.2%
Veon Midco BV, 3.38%, 11/25/27(a)	800	750,074
Nigeria — 0.6%
Access Bank PLC, 9.13%, (5-year CMT + 8.07%)(a)(d)(e)	400	392,808
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	399,440
7.88%, 05/29/30(a)	400	406,391
8.25%, 11/29/31(a)	600	623,700
SEPLAT Energy PLC, 9.13%, 03/21/30(a)	400	406,000
		2,228,339
Oman — 0.2%
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	400	408,876
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	350	366,793
		775,669
Panama — 0.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	941	875,215
Banco General SA, 4.13%, 08/07/27(a)	400	397,400
C&W Senior Finance Ltd., 9.00%, 01/15/33(a)	600	613,650
Sable International Finance Ltd., 7.13%, 10/15/32(a)	800	800,000
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	382,000
		3,068,265
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(f)(j)	296	242,884
Peru — 2.2%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.45%)(a)(d)(f)	400	393,320
5.65%, 01/15/37, (5-year CMT + 1.96%)(c)(d)	400	400,680
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(d)	400	404,920
5.85%, 01/11/29(a)(f)	400	417,572
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(d)(f)	600	623,400
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	600	623,250
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(f)	400	393,656
5.20%, 04/11/38(a)	400	398,124
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)	600	660,606
InRetail Consumer, 3.25%, 03/22/28(a)	400	389,124
Kallpa Generacion SA
5.50%, 09/11/35(c)	600	604,365
5.88%, 01/30/32(a)	335	350,946
Minsur SA, 4.50%, 10/28/31(a)	400	382,220
Niagara Energy SAC, 5.75%, 10/03/34(a)	900	924,975
Peru LNG SRL, 5.38%, 03/22/30(a)	600	578,045
Security	Par (000)	Value
Peru (continued)
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	$400	$427,500
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	360	359,888
Volcan Cia Minera SAA, 8.50%, 10/28/32(c)	400	406,360
		8,738,951
Philippines — 1.2%
Bank of the Philippine Islands, 5.00%, 04/07/30(a)	400	411,500
Globe Telecom Inc., 4.20%, (5-year CMT + 5.53%)(a)(d)(e)	400	396,784
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	394,376
Manila Water Co. Inc., 4.38%, 07/30/30(a)	400	395,000
Metropolitan Bank & Trust Co.
5.38%, 03/06/29(a)	200	207,062
5.50%, 03/06/34(a)	600	627,000
San Miguel Global Power Holdings Corp.
8.13%, (1-year CMT + 6.40%)(a)(d)(e)	400	406,250
8.75%, (5-year CMT + 7.73%)(a)(d)(e)	800	828,752
8.95%, , (5-year CMT + 7.45%)(a)(d)(e)	400	416,500
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.16%)(a)(d)(e)	400	395,875
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(a)	400	411,375
		4,890,474
Poland — 0.4%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	500	471,250
ORLEN SA, 6.00%, 01/30/35(a)	1,000	1,052,500
		1,523,750
Qatar — 2.7%
ABQ Finance Ltd., 4.95%, 03/25/30(a)	400	408,600
BBG Sukuk Ltd., 4.56%, 10/09/29(a)	600	601,902
CBQ Finance Ltd.
4.63%, 09/10/30(a)	200	199,985
5.38%, 03/28/29(a)	600	617,361
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.87%)(a)(d)(e)	400	395,708
Doha Finance Ltd.
4.50%, 03/16/31(a)	200	197,336
5.25%, 03/05/30(a)	600	613,800
MAR Finance LLC, 4.88%, 05/29/30(a)	400	407,625
Nakilat Inc., 6.07%, 12/31/33(a)	516	546,298
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)	800	736,520
3.88%, 01/31/28(a)	400	398,324
4.50%, 01/31/43(a)	400	368,464
4.63%, 10/10/34(a)	400	400,612
QIB Sukuk Ltd., 4.80%, 06/12/30(a)	600	609,000
QIC Cayman Ltd., 6.15%, , (6-year CMT + 2.20%)(a)(d)(e)	400	407,156
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(a)	600	614,070
QNB Finance Ltd.
2.75%, 02/12/27(a)	900	882,450
4.50%, 07/24/30(a)	600	606,243
4.88%, 01/30/29(a)	800	814,752
5.26%, 03/04/30, (1-day SOFR + 1.05%)(a)(d)	600	604,500
		10,430,706
Saudi Arabia — 5.5%
Al Rajhi Bank, 6.38%, (5-year CMT + 1.89%)(a)(d)(e)	200	203,032
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(a)	400	403,372
5.65%, 03/16/36, (5-year CMT + 2.00%)(a)(d)	200	200,900
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
6.25%, (6-year CMT + 1.59%)(a)(d)(e)	$400	$405,600
Alinma At1 Sukuk Ltd., 6.50%, , (5-year CMT + 2.36%)(a)(d)(e)	200	202,586
Almarai Co. JSC, 5.23%, 07/25/33(a)	200	205,634
ANB Tier 1 Sukuk Co. Ltd., 6.40%, , (5-year CMT + 2.60%)(a)(d)(e)	200	202,188
BAB Usd At1 Sukuk Ltd., 6.50%, , (5-year CMT + 2.36%)(a)(d)(e)	200	203,000
Banque Saudi Fransi, 6.38%, , (6-year CMT + 2.52%)(a)(d)(e)	200	201,000
BSF Finance, 5.50%, 11/23/27(a)	200	203,970
BSF Sukuk Co. Ltd.
4.75%, 05/31/28(a)	400	401,924
5.38%, 01/21/30(a)	200	206,250
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(a)	200	202,575
8.00%, 02/25/29(a)	200	208,020
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)	393	364,983
4.39%, 11/30/46(a)	300	250,500
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(a)	400	420,550
Greensaif Pipelines Bidco SARL
6.10%, 08/23/42(a)	400	422,750
6.13%, 02/23/38(a)	400	429,500
6.51%, 02/23/42(a)	400	437,252
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(a)	200	205,692
5.50%, 02/13/35(a)	200	210,188
Riyad Sukuk Ltd., 6.21%, 07/14/35, (5-year CMT + 2.25%)(a)(d)	200	203,850
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.91%)(a)(d)(e)	400	392,452
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.17%)(a)(d)(e)	200	194,375
SA Global Sukuk Ltd.
2.69%, 06/17/31(a)	800	727,208
4.25%, 10/02/29(a)	400	398,484
4.63%, 09/17/35(c)	200	195,562
4.75%, 10/02/34(a)	400	399,252
SAB AT1 Ltd., 6.50%, , (5-year CMT + 2.30%)(a)(d)(e)	200	203,562
SABIC Capital I BV
2.15%, 09/14/30(a)	200	181,688
3.00%, 09/14/50(a)	200	131,944
SABIC Capital II BV, 4.50%, 10/10/28(a)	200	201,500
Saib Tier 1 Sukuk Ltd., 6.38%, , (5-year CMT + 2.09%)(a)(d)(e)	200	201,875
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	600	541,686
3.25%, 11/24/50(a)	600	413,520
3.50%, 04/16/29(a)	900	880,524
3.50%, 11/24/70(a)	600	396,540
4.25%, 04/16/39(a)	800	728,892
4.38%, 04/16/49(a)	700	595,329
4.75%, 06/02/30(a)	400	406,000
5.25%, 07/17/34(a)	600	619,638
5.38%, 06/02/35(a)	400	413,500
5.75%, 07/17/54(a)	600	601,500
5.88%, 07/17/64(a)	600	598,350
6.38%, 06/02/55(a)	600	647,250
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(d)	200	201,797
Security	Par (000)	Value
Saudi Arabia (continued)
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	$400	$395,568
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	200	207,000
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	600	608,784
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(a)	200	181,706
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(a)	400	402,500
4.94%, 02/13/29(a)	200	203,638
5.19%, 02/13/34(a)	400	412,250
5.23%, 02/18/30(a)	200	205,488
5.68%, 04/11/53(a)	400	405,140
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	396,148
SNB Funding Ltd.
2.90%, 01/29/27(a)	200	196,236
5.30%, 07/11/29, (1-day SOFR + 1.20%)(a)(d)	200	200,738
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(d)	400	411,172
SNB Sukuk Ltd., 2.34%, 01/19/27(a)	200	195,061
TMS Issuer SARL, 5.78%, 08/23/32(a)	400	418,500
		21,507,673
Serbia — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	600	602,886
Singapore — 2.8%
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)	600	578,037
1.82%, 03/10/31, (5-year CMT + 1.10%)(a)(d)	400	396,360
4.40%, 03/21/28(a)	200	202,394
4.86%, 03/21/28, (1-day SOFR + 0.60%)(a)(d)	600	601,926
4.91%, 03/21/30, (1-day SOFR + 0.65%)(a)(d)	400	400,808
GLP Pte Ltd., 4.50%, (5-year CMT + 3.74%)(a)(d)(e)	200	139,500
Great Eastern Life Assurance Co. Ltd. (The), 5.40%, (5-year CMT + 0.70%)(a)(d)(e)	200	203,750
Oversea-Chinese Banking Corp. Ltd.
4.55%, 09/08/35, (5-year CMT + 0.80%)(c)(d)	600	599,214
4.60%, 06/15/32, (5-year CMT + 1.58%)(a)(d)	400	400,988
5.52%, 05/21/34, (5-year CMT + 1.03%)(a)(d)	400	414,268
Puma International Financing SA, 7.75%, 04/25/29(a)	400	411,720
Sats Treasury Pte Ltd., 4.83%, 01/23/29(a)	400	407,532
Singapore Airlines Ltd.
3.38%, 01/19/29(a)	400	389,820
5.25%, 03/21/34(a)	400	420,520
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	400	467,448
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30(a)	400	363,476
2.38%, 08/28/29(a)	400	376,628
3.88%, 08/28/28(a)	400	399,184
ST Engineering RHQ Ltd., 4.25%, 05/08/30(a)	600	603,828
Ste Transcore Holdings Inc., 3.38%, 05/05/27(a)	400	396,552
United Overseas Bank Ltd.
1.75%, 03/16/31, (5-year CMT + 1.52%)(a)(d)	400	396,088
2.00%, 10/14/31, (5-year CMT + 1.23%)(a)(d)	600	586,074
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(d)	600	594,288
4.40%, 04/02/28(a)	600	606,420
4.84%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(d)	400	401,200

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Singapore (continued)
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(a)(c)	$400	$420,876
		11,178,899
Slovenia — 0.1%
Nanshan Life Pte Ltd., 5.45%, 09/11/34(a)	600	598,002
South Africa — 2.0%
Absa Group Ltd., 6.38%, (5-year CMT + 5.41%)(a)(d)(e)	200	200,000
Anglo American Capital PLC
2.63%, 09/10/30(a)	600	550,026
2.88%, 03/17/31(a)(f)	400	367,012
3.88%, 03/16/29(a)	400	392,848
3.95%, 09/10/50(a)	400	308,252
4.50%, 03/15/28(a)	200	200,380
4.75%, 04/10/27(a)	400	401,808
4.75%, 03/16/52(a)	600	522,936
5.50%, 05/02/33(a)	500	518,098
5.63%, 04/01/30(a)	400	416,828
5.75%, 04/05/34(a)	600	629,916
6.00%, 04/05/54(a)	200	207,345
Bidvest Group UK PLC (The), 6.20%, 09/17/32(c)	200	202,750
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(a)	200	210,200
Sasol Financing USA LLC
5.50%, 03/18/31	500	423,625
6.50%, 09/27/28	400	394,244
8.75%, 05/03/29(a)	700	710,850
Stillwater Mining Co., 4.50%, 11/16/29(a)	400	373,000
Windfall Mining Group Inc. / Groupe Minier Windfall Inc., 5.85%, 05/13/32(a)	600	625,125
		7,655,243
South Korea — 3.4%
Hanwha Life Insurance Co. Ltd.
3.38%, 02/04/32, (5-year CMT + 1.85%)(a)	400	393,474
6.30%, 06/24/55, (5-year CMT + 2.29%)(a)(d)	400	419,880
Hyundai Capital Services Inc.
5.13%, 02/05/27(a)	200	201,936
5.13%, 02/05/29(a)	200	204,402
5.25%, 01/22/28(a)	200	203,956
Hyundai Card Co. Ltd., 5.75%, 04/24/29(a)	200	207,810
KEB Hana Bank
1.25%, 12/16/26(a)	400	387,220
3.25%, 03/30/27(a)	400	395,704
Kookmin Bank
2.50%, 11/04/30(a)	400	362,764
4.63%, 04/21/28(a)	200	202,716
Korea Gas Corp.
2.88%, 07/16/29(a)	400	383,516
6.25%, 01/20/42(a)	400	448,336
KT Corp., 4.13%, 02/02/28(a)	400	399,252
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(a)(d)	200	203,562
LG Chem Ltd.
2.38%, 07/07/31(a)	200	177,872
3.63%, 04/15/29(a)	200	195,344
LG Electronics Inc., 5.63%, 04/24/27(a)	200	203,710
LG Energy Solution Ltd.
5.38%, 07/02/27(a)	400	405,856
5.38%, 07/02/29(a)	400	409,484
5.38%, 04/02/30(a)	200	205,466
Security	Par (000)	Value
South Korea (continued)
5.50%, 07/02/34(a)	$200	$203,498
5.75%, 09/25/28(a)	200	206,854
5.88%, 04/02/35(a)	400	415,452
NongHyup Bank, 4.88%, 07/03/28(a)	400	408,032
POSCO
4.88%, 01/23/27(a)	200	201,364
5.75%, 01/17/28(a)	400	411,980
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(a)(f)	400	391,636
4.50%, 04/12/28(a)	200	202,066
4.63%, 05/13/30(a)	200	204,576
5.37%, 10/26/28, (1-day SOFR + 1.08%)(a)(d)	200	202,984
5.75%, 04/15/34(a)	200	209,652
Shinhan Financial Group Co. Ltd.
2.88%, (5-year CMT + 2.06%)(a)(d)(e)	200	198,000
4.50%, 07/30/30(a)	200	200,976
5.00%, 07/24/28(a)	200	203,910
SK Battery America Inc., 4.88%, 01/23/27(a)	200	201,082
SK Hynix Inc., 4.38%, 09/11/30(c)	200	199,678
SK Hynix, Inc.
2.38%, 01/19/31(a)	600	542,340
5.50%, 01/16/27(a)	200	202,838
5.50%, 01/16/29(a)	400	413,688
6.38%, 01/17/28(a)	600	626,886
6.50%, 01/17/33(a)	400	442,592
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 2.40%)(a)(d)	200	208,494
Woori Bank
2.00%, 01/20/27(a)	200	195,208
4.88%, 01/26/28(a)(f)	400	406,792
6.38%, (5-year CMT + 2.28%)(a)(d)(e)	200	209,812
		13,322,650
Supranational — 0.4%
Africa Finance Corp., 2.88%, 04/28/28(a)	600	571,182
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	373,876
QIB Sukuk Ltd., 5.58%, 11/22/28(a)	800	829,576
		1,774,634
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	400	272,120
12.00%, 02/15/31(a)	550	385,000
		657,120
Taiwan — 2.5%
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/34(a)	600	640,656
Foxconn Far East Ltd., 2.50%, 10/28/30(a)	400	367,752
Fubon Life Singapore Pte Ltd., 5.45%, 12/10/35(a)	200	204,178
TSMC Arizona Corp.
2.50%, 10/25/31	900	818,568
3.13%, 10/25/41(f)	800	657,776
3.25%, 10/25/51(f)	800	621,928
3.88%, 04/22/27	800	797,456
4.13%, 04/22/29(f)	400	400,823
4.25%, 04/22/32	700	705,040
4.50%, 04/22/52(f)	700	673,729
TSMC Global Ltd.
1.00%, 09/28/27(a)	600	566,357
1.38%, 09/28/30(a)	1,100	968,627
1.75%, 04/23/28(a)	700	661,810
2.25%, 04/23/31(a)	1,300	1,178,089
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Taiwan (continued)
4.63%, 07/22/32(a)	$400	$411,020
		9,673,809
Tanzania — 0.2%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	600	622,500
Thailand — 2.4%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(a)	800	729,664
3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(d)	900	854,820
4.30%, 06/15/27(a)	600	599,712
4.45%, 09/19/28(a)	400	401,780
5.30%, 09/21/28(a)	400	410,412
5.50%, 09/21/33(a)	600	626,529
5.65%, 07/05/34(a)	600	632,640
6.06%, 03/25/40, (5-year CMT + 1.78%)(a)(d)	800	826,052
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)	300	272,475
6.50%, , (5-year CMT + 2.82%)(c)(d)(e)(f)	600	608,437
7.13%, , (5-year CMT + 3.16%)(c)(d)(e)	400	413,650
Kasikornbank PCL
3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(d)	600	588,924
5.46%, 03/07/28(a)	400	409,849
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.53%)(a)(d)(e)	400	398,375
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)	600	422,274
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)	400	389,396
3.90%, 12/06/59(a)(f)	400	304,072
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	400	401,108
		9,290,169
Togo — 0.1%
Ecobank Transnational Inc., 10.13%, 10/15/29(a)	400	432,248
Turkey — 4.0%
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.02%)(a)(d)	200	200,938
7.50%, 01/20/30(a)	400	419,510
7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(d)	200	203,534
9.37%, (5-year CMT + 5.27%)(a)(d)(e)	400	416,400
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	200	185,312
Arcelik A/S, 8.50%, 09/25/28(a)	200	209,556
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(c)(f)	400	393,200
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	200	196,850
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	600	625,657
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(a)	200	206,437
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(a)	200	195,200
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(a)	400	410,252
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/30(a)	200	197,563
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(a)	400	417,124
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(a)	200	206,184
QNB Bank AS, 7.25%, 05/21/29(a)	200	210,808
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	409,000
8.63%, 05/02/32(a)	400	412,376
Security	Par (000)	Value
Turkey (continued)
Turk Telekomunikasyon A/S
6.95%, 10/07/32(c)	$400	$403,952
7.38%, 05/20/29(a)	200	207,438
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(a)	300	300,639
7.45%, 01/24/30(a)	400	416,000
7.65%, 01/24/32(a)	200	209,662
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.22%)(a)(d)	400	411,500
7.63%, 04/15/36, (5-year CMT + 3.87%)(c)(d)	200	200,474
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(d)	400	411,116
8.13%, 01/08/36, (5-year CMT + 4.33%)(a)(d)	200	205,598
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(d)	400	415,376
Turkiye Is Bankasi AS
7.38%, 04/02/36, (5-year CMT + 3.63%)(c)(d)	200	197,000
7.75%, 06/12/29(a)	400	416,000
9.13%, , (5-year CMT + 4.63%)(a)(d)(e)	200	206,500
9.19%, 06/29/28, (5-year USD Swap + 5.12%)(a)(d)	200	213,814
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	200	203,192
7.25%, 07/31/30(a)	400	409,875
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(d)	400	422,376
9.00%, 10/12/28(a)	400	432,033
10.12%, (5-year CMT + 5.49%)(a)(d)(e)	400	425,124
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(a)	400	412,000
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(a)	200	138,400
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	200	198,582
9.50%, 10/06/28(a)	600	600,498
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	200	206,000
7.88%, 01/22/31, (5-year CMT + 7.42%)(a)(d)	200	200,938
9.25%, 10/16/28(a)	400	436,000
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(d)	400	425,168
9.74%, (5-year CMT + 5.50%)(a)(d)(e)	400	420,752
Yapi ve Kredi Bankasi AS
7.25%, 03/03/30(a)	200	205,650
8.25%, , (5-year CMT + 4.44%)(c)(d)(e)	200	201,688
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(a)	600	537,714
		15,606,960
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	400	298,000
United Arab Emirates — 5.3%
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(a)	400	395,516
5.36%, 03/10/35, (5-year CMT + 1.68%)(a)(d)	200	204,000
5.38%, 07/18/28(a)	200	206,438
5.50%, 01/12/29(a)	200	207,500
8.00%, (5-year CMT + 3.52%)(a)(d)(e)	400	425,752
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(a)	200	203,774
4.88%, 05/21/30(a)	200	203,798
4.88%, 07/25/33(a)	200	202,382
5.25%, 07/25/34(a)	200	206,968
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)	200	190,012
3.40%, 04/29/51(a)	200	146,688
4.00%, 10/03/49(a)	200	163,990

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
4.38%, 01/24/29(a)	$200	$201,918
4.38%, 10/09/31(a)	200	201,086
4.70%, 04/24/33(a)	400	406,024
4.75%, 03/09/37(a)	200	198,557
4.88%, 04/23/30(a)	200	206,274
6.50%, 10/27/36(a)	300	345,648
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31(a)	300	272,271
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.06%)(a)(d)(e)	200	207,856
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	200	208,531
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30(a)	200	202,188
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(a)	200	201,376
5.25%, 03/25/35(a)	200	204,190
5.50%, 05/16/34(a)	200	208,350
Aldar Properties PJSC, 6.62%, 04/15/55, (5-year CMT + 3.28%)(a)(d)	200	210,684
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	195,250
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	200	204,000
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	200	206,700
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(a)	200	196,695
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(a)	200	202,938
BOS Funding Ltd.
5.25%, 09/12/29(a)	200	201,376
7.00%, 03/14/28(a)	200	208,524
Commercial Bank of Dubai PSC
5.32%, 06/14/28(a)	200	204,958
6.00%, (6-year CMT + 5.60%)(a)(d)(e)	200	199,489
DIB Sukuk Ltd.
2.74%, 02/16/27(a)	400	391,500
4.80%, 08/16/28(a)	400	405,000
5.24%, 03/04/29(a)	200	205,125
5.49%, 11/30/27(a)	200	204,786
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.08%)(a)(d)(e)	400	396,540
EI Sukuk Co. Ltd., 5.43%, 05/28/29(a)	400	411,780
Emaar Sukuk Ltd.
3.70%, 07/06/31(a)	200	191,896
3.88%, 09/17/29(a)	200	196,063
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.16%)(a)(d)(e)	400	390,330
5.39%, 01/22/30, (1-day SOFR + 1.10%)(a)(d)	200	201,350
5.63%, 10/21/27(a)	200	205,700
5.88%, 10/11/28(a)	400	419,300
6.13%, (6-year CMT + 5.70%)(a)(d)(e)	200	199,629
6.25%, , (6-year CMT + 1.84%)(a)(d)(e)	400	406,796
Esic Sukuk Ltd., 5.83%, 02/14/29(a)	200	206,250
Fab Sukuk Co. Ltd.
2.59%, 03/02/27(a)	200	195,875
4.58%, 01/17/28(a)	200	201,900
4.78%, 01/23/29(a)	200	203,720
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(a)	400	402,624
4.50%, (5-year CMT + 4.14%)(a)(d)(e)	200	198,721
4.77%, 06/06/28(a)	200	203,244
5.00%, 02/28/29(a)	400	409,767
5.13%, 10/13/27(a)	400	408,136
5.29%, 01/22/30, (5-year CMT + 2.40%)(a)(d)	200	201,150
5.34%, 07/22/29, (1-day SOFR + 1.05%)(a)(d)	200	202,188
5.49%, 01/29/29, (1-day SOFR + 1.20%)(a)(d)	200	201,687
5.80%, 01/16/35, (5-year CMT + 1.55%)(a)(d)	200	206,376
Security	Par (000)	Value
United Arab Emirates (continued)
6.32%, 04/04/34, (5-year CMT + 1.70%)(a)(d)	$400	$417,200
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)	420	380,709
2.63%, 03/31/36(a)	400	353,500
2.94%, 09/30/40(a)	693	590,788
3.25%, 09/30/40(a)	400	327,906
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.89%)(a)(d)(e)	200	207,320
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	195,790
4.64%, 05/14/29(a)	200	200,712
Mashreqbank PSC
7.13%, (5-year CMT + 2.71%)(a)(d)(e)	200	207,000
7.88%, 02/24/33, (5-year CMT + 4.00%)(a)(d)	200	210,900
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(a)	200	205,440
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	192,430
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28(a)	200	202,600
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	211,378
SF Holding Investment Ltd., 2.88%, 02/20/30(a)	200	189,756
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)(f)	386	404,215
SIB Sukuk Co. III Ltd., 5.25%, 07/03/29(a)	200	204,788
SIB Tier 1 Sukuk Iind Ltd., 6.13%, , (6-year CMT + 1.96%)(a)(d)(e)	200	202,210
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	200	200,358
Sobha Sukuk Ltd., 8.00%, 02/19/29(a)	200	204,600
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	183	156,175
		20,784,909
United Kingdom — 3.3%
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)	200	196,750
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	198,238
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)	200	189,750
3.38%, 09/06/49(a)	200	149,764
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)	200	196,250
CK Hutchison International 20 Ltd.
2.50%, 05/08/30(a)	200	185,537
3.38%, 05/08/50(a)	200	148,386
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)	200	182,250
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)	200	202,688
4.88%, 04/21/33(a)	400	406,432
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(a)	200	207,381
5.50%, 04/26/34(a)	400	421,472
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(c)	200	199,842
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	305	360,601
Standard Chartered PLC
2.61%, 01/12/28, (5-year CMT + 1.18%)(a)(d)	200	196,162
2.68%, 06/29/32, (1-year CMT + 1.20%)(a)(d)	800	718,304
3.27%, 02/18/36, (5-year CMT + 2.30%)(a)(d)	400	367,658
3.60%, 01/12/33, (1-year CMT + 1.90%)(a)(d)	200	184,630
4.30%, (5-year CMT + 3.14%)(a)(d)(e)	600	568,200
4.31%, 05/21/30(a)(d)	400	397,748
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(d)	$500	$502,365
4.75%, (5-year CMT + 3.81%)(a)(d)(e)	400	375,841
5.24%, 05/13/31, (5-year CMT + 2.30%)(a)(d)	400	411,536
5.30%, 01/09/43(a)	200	191,518
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(d)	200	203,324
5.69%, 05/14/28, (1-year CMT + 1.05%)(a)	400	408,200
5.70%, 03/26/44(a)	400	402,186
5.91%, 05/14/35, (1-year CMT + 1.45%)(a)	400	423,260
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(d)	400	429,352
6.17%, 01/09/27, (1-year CMT + 2.05%)(a)(d)	400	401,078
6.19%, 07/06/27, (1-year CMT + 1.85%)(a)	400	404,820
6.23%, 01/21/36, (1-year CMT + 1.43%)(a)(d)	200	216,984
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(d)	800	831,328
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)	400	432,832
7.02%, 02/08/30, (1-year CMT + 2.20%)(a)	200	215,376
7.63%, , (5-year CMT + 3.02%)(a)(d)(e)	200	211,832
7.75%, (5-year CMT + 4.98%)(a)(d)(e)	400	413,788
7.77%, 11/16/28, (1-year CMT + 3.45%)(a)(d)	600	639,747
7.88%, (5-year CMT + 3.57%)(a)(d)(e)	200	214,102
		13,007,512
United States — 2.5%
AES Andes SA, 6.30%, 03/15/29(a)	200	206,690
Avianca Midco 2 PLC
9.00%, 12/01/28(a)	950	950,594
9.63%, 02/14/30(a)	200	197,875
Bimbo Bakeries USA Inc.
6.05%, 01/15/29(a)	200	208,856
6.40%, 01/15/34(a)	200	218,266
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27(a)	200	200,148
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(a)	200	216,900
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	200,060
GCC SAB de CV, 3.61%, 04/20/32(a)	200	183,472
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.
3.00%, 02/02/29	200	191,523
5.50%, 01/15/36(a)	300	303,264
5.95%, 04/20/35(a)	200	209,197
6.25%, 03/01/56(a)	300	301,670
6.38%, 02/25/55(a)	200	206,733
6.38%, 04/15/66(a)	200	202,528
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 05/15/32	250	223,415
3.63%, 01/15/32	200	186,364
4.38%, 02/02/52	200	158,538
5.75%, 04/01/33	400	416,365
6.50%, 12/01/52	400	415,000
6.75%, 03/15/34	386	426,108
7.25%, 11/15/53	300	338,121
Las Vegas Sands Corp.
3.90%, 08/08/29	600	581,692
5.63%, 06/15/28	800	816,961
5.90%, 06/01/27	300	305,458
6.00%, 08/15/29	400	416,436
6.00%, 06/14/30	400	417,595
6.20%, 08/15/34	300	313,599
Playtika Holding Corp., 4.25%, 03/15/29(a)	390	352,229
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	400	396,400
		9,762,057
Security	Par (000)	Value
Zambia — 1.0%
First Quantum Minerals Ltd.
7.25%, 02/15/34(a)	$800	$828,000
8.00%, 03/01/33(a)	800	848,000
8.63%, 06/01/31(a)	1,000	1,046,250
9.38%, 03/01/29(a)	1,000	1,055,890
		3,778,140
Total Corporate Bonds & Notes — 97.0% (Cost: $382,616,309)		379,807,404
Foreign Government Obligations(k)
Senegal — 0.1%
Africa Finance Corp., 7.50%, , (5-year CMT + 3.02%)(a)(d)(e)	400	398,000
South Korea — 0.7%
Industrial Bank of Korea
4.00%, 09/30/29(a)	200	200,270
4.38%, 06/24/30(a)	200	203,382
5.38%, 10/04/28(a)	400	416,448
Korea Electric Power Corp., 4.88%, 01/31/27(a)	600	605,172
Korea Expressway Corp., 5.00%, 05/14/27(a)	200	202,936
Korea Gas Corp.
3.88%, 07/13/27(a)	200	199,292
4.88%, 07/05/28(a)	200	204,074
5.00%, 07/08/29(a)	200	206,138
Korea Hydro & Nuclear Power Co. Ltd.
4.25%, 07/27/27(a)	600	601,752
4.63%, 07/29/29(a)	200	202,960
		3,042,424
Supranational — 0.5%
Africa Finance Corp.
3.75%, 10/30/29(a)	400	380,000
5.55%, 10/08/29(a)	400	407,664
African Export-Import Bank (The)
3.80%, 05/17/31(a)	600	540,126
3.99%, 09/21/29(a)	600	565,878
		1,893,668
Total Foreign Government Obligations — 1.3% (Cost: $5,361,089)		5,334,092
Total Long-Term Investments — 98.3% (Cost: $387,977,398)		385,141,496
	Shares
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(l)(m)(n)	25,047,226	25,059,750

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(l)(m)	3,530,000	$3,530,000
Total Short-Term Securities — 7.3% (Cost: $28,590,153)		28,589,750
Total Investments — 105.6% (Cost: $416,567,551)		413,731,246
Liabilities in Excess of Other Assets — (5.6)%		(22,066,527)
Net Assets — 100.0%		$391,664,719

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	All or a portion of this security is on loan.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Zero-coupon bond.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$39,100,279	$—	$(14,033,608)(a)	$10,466	$(17,387)	$25,059,750	25,047,226	$185,416 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,180,000	—	(1,650,000)(a)	—	—	3,530,000	3,530,000	100,452	—
				$10,466	$(17,387)	$28,589,750		$285,868	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$379,807,404	$—	$379,807,404
Foreign Government Obligations	—	5,334,092	—	5,334,092
Short-Term Securities
Money Market Funds	28,589,750	—	—	28,589,750
	$28,589,750	$385,141,496	$—	$413,731,246
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.2%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	$800	$804,000
Argentina — 1.3%
Banco Macro SA, 8.00%, 06/23/29(a)	350	353,167
Pampa Energia SA, 7.88%, 12/16/34(a)	400	404,420
Pluspetrol SA, 8.50%, 05/30/32(a)	400	407,340
Telecom Argentina SA
9.25%, 05/28/33(a)	700	710,780
9.50%, 07/18/31(a)	500	517,500
Vista Energy Argentina SAU
7.63%, 12/10/35(a)	450	444,645
8.50%, 06/10/33(a)	300	309,465
YPF SA
6.95%, 07/21/27(a)	402	400,794
7.00%, 09/30/33(a)(b)	400	382,624
7.00%, 12/15/47(a)	365	314,594
8.25%, 01/17/34(a)	750	755,625
8.75%, 09/11/31(c)	200	205,500
8.75%, 09/11/31(a)	350	359,625
9.00%, 06/30/29(a)(b)(d)	500	514,075
9.50%, 01/17/31(a)	500	525,125
		6,605,279
Bahrain — 0.3%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	600	623,142
BBK BSC, 6.88%, 06/06/29(a)	400	411,252
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	400	402,000
		1,436,394
Brazil — 7.2%
3R Lux SARL, 9.75%, 02/05/31(a)	400	407,380
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	265	268,988
Adecoagro SA, 7.50%, 07/29/32(a)	300	282,450
Aegea Finance Sarl, 7.63%, 01/20/36(c)	400	390,242
Aegea Finance SARL, 9.00%, 01/20/31(a)	600	634,866
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	600	587,484
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	400	374,860
Banco Bradesco SA
4.38%, 03/18/27(a)(e)	400	398,150
6.50%, 01/22/30(a)(e)	600	631,500
Banco BTG Pactual SA
5.75%, 01/22/30(a)	400	407,394
6.25%, 04/08/29(a)	400	414,750
Banco do Brasil SA
4.88%, 01/11/29(a)	400	397,802
6.00%, 03/18/31(a)	400	413,480
6.25%, 04/18/30(a)	600	622,800
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(a)	400	404,623
Braskem America Finance Co., 7.13%, 07/22/41(a)(e)	400	163,940
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	800	359,000
4.50%, 01/31/30(a)(e)	1,000	400,000
5.88%, 01/31/50(a)	600	231,000
7.25%, 02/13/33(a)	600	245,100
8.00%, 10/15/34(a)	600	246,750
8.50%, 01/12/31(a)	600	249,840
BRF SA
4.88%, 01/24/30(a)	400	388,000
5.75%, 09/21/50(a)	400	339,500
Security	Par (000)	Value
Brazil (continued)
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(a)	$600	$580,212
6.50%, 01/11/35(a)	400	413,700
Constellation Oil Services Holding SA, 9.38%, 11/07/29(a)	400	412,400
Cosan Luxembourg SA, 5.50%, 09/20/29(a)	400	393,100
Cosan Overseas Ltd., 8.25%(a)(f)	200	201,000
CSN Inova Ventures, 6.75%, 01/28/28(a)	800	740,400
CSN Resources SA
4.63%, 06/10/31(a)	600	469,740
5.88%, 04/08/32(a)	400	325,100
8.88%, 12/05/30(a)	400	379,000
FS Luxembourg SARL, 8.63%, 06/25/33(a)	400	413,500
Gol Finance Inc., 14.38%, 06/06/30(a)	1,400	1,412,684
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.45%)(a)(d)	200	199,000
6.00%, 02/27/30(a)(e)	800	833,920
Klabin Austria GmbH
3.20%, 01/12/31(a)	400	359,792
5.75%, 04/03/29(a)	400	406,236
7.00%, 04/03/49(a)	600	635,040
LD Celulose International GmbH, 7.95%, 01/26/32(a)	400	421,380
MARB BondCo PLC, 3.95%, 01/29/31(a)	800	724,000
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	1,095	900,350
Minerva Luxembourg SA
4.38%, 03/18/31(a)	600	552,453
8.88%, 09/13/33(a)	800	875,200
Movida Europe SA, 7.85%, 04/11/29(a)	400	366,500
Oceanica Lux, 13.00%, 10/02/29(a)	200	197,500
Petrobras Global Finance BV
5.13%, 09/10/30(e)	400	394,600
5.50%, 06/10/51(e)	350	291,252
5.60%, 01/03/31(e)	675	681,649
6.00%, 01/27/28(e)	600	613,872
6.00%, 01/13/35(e)	850	837,165
6.25%, 01/10/36(e)	300	296,460
6.50%, 07/03/33(e)	750	777,450
6.75%, 01/27/41	600	611,580
6.85%, 06/05/2115(e)	1,000	964,180
6.88%, 01/20/40(e)	450	465,048
7.25%, 03/17/44(e)	716	747,683
7.38%, 01/17/27(e)	400	413,600
PRIO Luxembourg Holding Sarl, 6.75%, 10/15/30(c)	400	392,150
Rede D'or Finance Sarl, 6.45%, 09/09/35(c)	200	204,250
Rede D'or Finance SARL
4.50%, 01/22/30(a)(e)	500	481,875
4.95%, 01/17/28(a)	400	398,500
Rumo Luxembourg SARL
4.20%, 01/18/32(a)	400	366,668
5.25%, 01/10/28(a)	200	199,292
Sabesp Lux Sarl, 5.63%, 08/20/30(a)	400	404,852
Samarco Mineracao SA, 9.50%, 06/30/31, (9.50 % PIK)(a)(g)	2,786	2,776,854
Simpar Europe SA, 5.20%, 01/26/31(a)	400	307,900
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	400	410,440
Usiminas International Sarl, 7.50%, 01/27/32(a)	400	413,500
XP Inc., 6.75%, 07/02/29(a)	400	409,400
Yinson Bergenia Production BV, 8.50%, 01/31/45(a)	800	843,120
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	785	856,295
		37,031,741

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cameroon,United Republic Of — 0.0%
Golar LNG Ltd., 7.50%, 10/02/30(c)	$200	$197,270
Cayman Islands — 0.2%
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.20%)(a)(d)(f)	600	607,050
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	600	609,714
		1,216,764
Chile — 0.8%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(d)	400	419,700
Agrosuper SA, 4.60%, 01/20/32(a)	350	335,891
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	400	408,440
Banco de Credito e Inversiones SA
7.50%, , (5-year CMT + 3.77%)(a)(d)(f)	200	209,900
8.75%, (5-year CMT + 4.94%)(a)(d)(f)	400	430,263
Falabella SA, 3.38%, 01/15/32(a)	400	359,400
Inversiones CMPC SA, 6.70%, 12/09/57, (5-year CMT + 2.83%)(c)(d)	400	404,120
Latam Airlines Group SA
7.63%, 01/07/31(a)	480	494,532
7.88%, 04/15/30(a)	855	882,574
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	193,500
		4,138,320
China — 2.1%
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.35%)(a)(d)(f)	1,800	1,799,100
Central Plaza Development Ltd., 6.80%, 04/07/29(a)	400	406,984
Fortune Star BVI Ltd.
5.05%, 01/27/27(a)	400	395,500
8.50%, 05/19/28(a)	400	418,000
Franshion Brilliant Ltd.
4.25%, 07/23/29(a)	600	555,060
6.00%, (5-year CMT + 5.58%)(a)(d)(f)	200	200,000
Greentown China Holdings Ltd., 8.45%, 02/24/28(a)	400	412,000
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	600	595,122
4.75%, 04/27/27(a)	600	600,600
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	400	396,848
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(d)(f)	4,100	4,057,073
Longfor Group Holdings Ltd.
3.95%, 09/16/29(a)	600	500,250
4.50%, 01/16/28(a)	400	363,000
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	600	412,500
		11,112,037
Colombia — 3.0%
ABRA Global Finance, 14.00%, 10/22/29, (6.00 % Cash and 8.00 % PIK)(a)(g)	323	314,010
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	362,050
Banco Davivienda SA
6.65%, (10-year CMT + 5.10%)(a)(f)	400	363,700
8.13%, 07/02/35, (5-year CMT + 4.59%)(a)(d)	200	206,500
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.32%)(d)	600	642,060
Canacol Energy Ltd., 5.75%, 11/24/28(a)	400	86,000
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	400	362,376
Security	Par (000)	Value
Colombia (continued)
Ecopetrol SA
4.63%, 11/02/31	$900	$804,960
5.88%, 05/28/45(e)	1,440	1,101,312
5.88%, 11/02/51	450	331,830
6.88%, 04/29/30	1,400	1,429,890
7.38%, 09/18/43	600	555,000
7.75%, 02/01/32	1,200	1,236,720
8.38%, 01/19/36	1,180	1,221,123
8.63%, 01/19/29	850	916,938
8.88%, 01/13/33(e)	1,450	1,571,872
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	400	370,080
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)	600	485,652
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	564,179
Grupo Nutresa SA
8.00%, 05/12/30(a)	1,000	1,071,725
9.00%, 05/12/35(a)	1,000	1,135,250
SierraCol Energy Andina LLC, 6.00%, 06/15/28(a)	400	392,000
		15,525,227
Congo, The Democratic Republic — 0.1%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	400	412,120
Czech Republic — 0.2%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/29(a)	400	414,252
Czechoslovak Group A/S, 6.50%, 01/10/31(a)	600	620,813
		1,035,065
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	419,400
Ghana — 0.0%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	400	268,476
Guatemala — 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	700	685,300
CT Trust, 5.13%, 02/03/32(a)	600	567,300
Energuate Trust 2 0, 6.35%, 09/15/35(c)	400	399,600
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	400	397,300
Millicom International Cellular SA
4.50%, 04/27/31(a)(e)	600	559,650
6.25%, 03/25/29(a)	360	361,350
		2,970,500
Hong Kong — 1.2%
CAS Capital No. 1 Ltd., 4.00%, (5-year CMT + 3.64%)(a)(d)(f)	600	591,600
China CITIC Bank International Ltd.
3.25%, (5-year CMT + 2.53%)(a)(d)(f)	500	495,500
4.80%, (5-year CMT + 2.10%)(a)(d)(f)	250	251,577
Li & Fung Ltd., 5.25%(a)(f)	600	354,180
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	800	785,400
5.63%, 07/17/27(a)	400	398,900
5.75%, 07/21/28(a)	600	599,100
6.50%, 09/24/33(c)	400	400,948
7.63%, 04/17/32(a)	400	421,200
Nanyang Commercial Bank Ltd., 6.50%, (5-year CMT + 3.51%)(a)(d)(f)	500	510,465
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
NWD Finance BVI Ltd.
4.13%, 12/31/49, (5-year CMT + 5.86%)(a)(f)(h)(i)	$600	$249,000
4.80%, 12/31/49(a)(f)(h)(i)	400	160,000
5.25%, 12/31/49, (5-year CMT + 7.889%)(a)(f)(h)(i)	600	264,000
6.25%, 12/31/49(a)(f)(h)(i)	800	320,000
NWD MTN Ltd., 4.13%, 07/18/29(a)	400	293,752
Seaspan Corp., 5.50%, 08/01/29(a)	400	383,749
		6,479,371
Hungary — 0.2%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(d)	400	424,834
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(d)	600	645,937
		1,070,771
India — 2.0%
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.32%)(a)(d)(f)	400	393,000
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	600	592,665
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(a)	386	406,780
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	400	416,600
Greenko Power II Ltd., 4.30%, 12/13/28(a)	478	457,015
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	800	811,520
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.93%)(a)(d)(f)	600	588,750
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	400	416,120
JSW Hydro Energy Ltd., 4.13%, 05/18/31(a)	426	402,038
JSW Steel Ltd.
3.95%, 04/05/27(a)	200	196,626
5.05%, 04/05/32(a)	400	390,000
Muthoot Finance Ltd.
6.38%, 04/23/29(a)	600	609,750
6.38%, 03/02/30(c)(e)	400	405,650
7.13%, 02/14/28(a)	400	408,240
Network i2i Ltd., 3.98%, (5-year CMT + 3.39%)(a)(d)(f)	200	198,728
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	400	385,500
Shriram Finance Ltd.
6.15%, 04/03/28(a)	400	409,250
6.63%, 04/22/27(a)	400	409,125
UPL Corp. Ltd., 4.63%, 06/16/30(a)	400	372,375
Vedanta Resources Finance II PLC
9.13%, 10/15/32(c)	200	197,710
9.48%, 07/24/30(a)	400	405,000
9.85%, 04/24/33(a)	400	405,500
10.88%, 09/17/29(a)	800	838,240
11.25%, 12/03/31(a)	400	424,500
		10,540,682
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT, 4.30%, (5-year CMT + 3.47%)(a)(d)(f)	400	390,170
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50 % Cash )(a)(g)	462	419,250
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	250	261,720
Nickel Industries Ltd., 9.00%, 09/30/30(c)	400	412,500
		1,483,640
Israel — 1.4%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(c)	325	319,069
5.88%, 03/30/31(a)(c)	600	577,680
8.50%, 09/30/33(a)(c)	500	532,625
Security	Par (000)	Value
Israel (continued)
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(c)	$350	$351,641
6.75%, 06/30/30(a)(c)	375	378,397
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(e)	500	524,845
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46(e)	1,250	938,225
4.75%, 05/09/27	400	400,012
5.13%, 05/09/29	800	803,804
6.00%, 12/01/32	400	416,500
6.75%, 03/01/28	800	828,672
8.13%, 09/15/31	300	343,407
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	600	616,560
		7,031,437
Ivory Coast — 0.1%
Endeavour Mining PLC, 7.00%, 05/28/30(a)	400	412,376
Jamaica — 0.3%
Digicel International Finance Ltd., 8.63%, 08/01/32(a)	1,400	1,396,500
Luxembourg — 0.3%
Altice Financing SA
5.00%, 01/15/28(a)	700	521,850
5.75%, 08/15/29(a)	1,400	1,018,500
		1,540,350
Macau — 0.9%
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	400	398,000
7.13%, 06/26/31(a)	400	423,248
Studio City Finance Ltd.
5.00%, 01/15/29(a)	800	765,520
6.50%, 01/15/28(a)	200	200,140
Wynn Macau Ltd.
5.13%, 12/15/29(a)	800	785,400
5.50%, 10/01/27(a)	400	399,800
5.63%, 08/26/28(a)	1,000	998,500
6.75%, 02/15/34(a)	600	604,842
		4,575,450
Mauritius — 0.1%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(a)	400	403,600
Mexico — 7.8%
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	200,320
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.64%)(a)(f)	200	198,330
6.63%, (10-year CMT + 5.03%)(a)(d)(f)	400	389,904
7.50%, (10-year CMT + 5.47%)(a)(d)(e)(f)	400	408,768
7.63%, (10-year CMT + 5.35%)(a)	400	410,600
8.38%, , (5-year CMT + 4.07%)(a)(d)(f)	400	419,200
8.38%, (10-year CMT + 7.76%)(a)(d)(f)	400	426,024
8.75%, , (10-year CMT + 4.30%)(a)(d)(f)	600	640,650
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.65%)(a)	600	590,040
5.88%, 09/13/34, (5-year CMT + 4.31%)(a)(d)	550	548,763
7.63%, 02/11/35, (5-year CMT + 3.38%)(a)(d)	800	842,720
8.13%, 01/08/39, (5-year CMT + 4.21%)(a)	600	650,970
8.45%, 06/29/38, (5-year CMT + 4.66%)(a)(d)	600	663,750

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)	$890	$888,018
10.38%, 11/15/30(a)	371	367,165
Braskem Idesa SAPI
6.99%, 02/20/32(a)	700	449,750
7.45%, 11/15/29(a)(e)	600	387,000
Cemex SAB de CV, 7.20%, (5-year CMT + 3.52%)(a)(d)(f)	600	624,120
Cemex SAB De CV, 5.13%, (5-year CMT + 4.53%)(a)(d)(f)	700	697,459
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(a)	400	403,000
8.63%, 11/15/31(a)	400	402,752
Nemak SAB de CV, 3.63%, 06/28/31(a)	400	347,460
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(a)	200	200,310
Petroleos Mexicanos
5.95%, 01/28/31	2,650	2,593,555
6.35%, 02/12/48(e)	1,100	879,835
6.38%, 01/23/45(e)	750	607,950
6.50%, 03/13/27(e)	92	93,817
6.50%, 01/23/29(e)	870	887,565
6.50%, 06/02/41(e)	1,000	879,540
6.63%, 06/15/35(e)	1,800	1,726,740
6.70%, 02/16/32	4,600	4,595,400
6.75%, 09/21/47(e)	3,700	3,059,530
6.84%, 01/23/30	1,650	1,694,715
6.95%, 01/28/60	2,550	2,099,925
7.69%, 01/23/50	5,550	5,034,128
8.75%, 06/02/29(e)	1,800	1,943,820
10.00%, 02/07/33(e)	1,350	1,580,040
Saavi Energia Sarl, 8.88%, 02/10/35(a)	700	749,000
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(a)(e)	780	749,970
		40,332,603
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(a)	400	398,375
Morocco — 0.3%
OCP SA
3.75%, 06/23/31(a)	600	561,000
5.13%, 06/23/51(a)	600	504,810
6.88%, 04/25/44(a)	400	419,884
		1,485,694
Netherlands — 0.1%
Veon Midco BV, 3.38%, 11/25/27(a)	600	562,556
Nigeria — 0.4%
Access Bank PLC, 9.13%, (5-year CMT + 8.07%)(a)(d)(f)	400	392,808
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	399,440
7.88%, 05/29/30(a)	400	406,391
8.25%, 11/29/31(a)	400	415,800
SEPLAT Energy PLC, 9.13%, 03/21/30(a)	400	406,000
		2,020,439
Oman — 0.3%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	650	692,107
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	400	408,876
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	450	471,591
		1,572,574
Security	Par (000)	Value
Panama — 0.4%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	$753	$700,172
C&W Senior Finance Ltd., 9.00%, 01/15/33(a)	600	613,650
Sable International Finance Ltd., 7.13%, 10/15/32(a)	600	600,000
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	382,000
		2,295,822
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(j)	259	212,523
Peru — 1.0%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.45%)(a)(d)	200	196,660
5.65%, 01/15/37, (5-year CMT + 1.96%)(c)(d)	400	400,680
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(d)	400	404,920
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(d)(e)	500	519,500
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	400	415,500
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)	400	440,404
Minsur SA, 4.50%, 10/28/31(a)	400	382,220
Peru LNG SRL, 5.38%, 03/22/30(a)	450	433,534
Petroleos del Peru SA
4.75%, 06/19/32(a)	600	511,500
5.63%, 06/19/47(a)	1,500	1,085,625
Volcan Cia Minera SAA, 8.50%, 10/28/32(c)	400	406,360
		5,196,903
Philippines — 0.6%
Globe Telecom Inc., 4.20%, (5-year CMT + 5.53%)(a)(d)(f)	400	396,784
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	394,376
Manila Water Co. Inc., 4.38%, 07/30/30(a)	400	395,000
San Miguel Global Power Holdings Corp.
8.13%, (1-year CMT + 6.40%)(a)(d)(f)	400	406,250
8.75%, (5-year CMT + 7.73%)(a)(d)(f)	600	621,564
8.95%, , (5-year CMT + 7.45%)(a)(d)(f)	400	416,500
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.16%)(a)(d)(f)	400	395,875
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(a)	200	205,687
		3,232,036
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	600	565,500
Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.87%)(a)(d)(f)	400	395,708
Saudi Arabia — 0.9%
Alinma At1 Sukuk Ltd., 6.50%, , (5-year CMT + 2.36%)(a)(d)(f)	400	405,172
ANB Tier 1 Sukuk Co. Ltd., 6.40%, , (5-year CMT + 2.60%)(a)(d)(f)	400	404,376
BAB Usd At1 Sukuk Ltd., 6.50%, , (5-year CMT + 2.36%)(a)(d)(f)	400	406,000
Banque Saudi Fransi, 6.38%, , (6-year CMT + 2.52%)(a)(d)(f)	400	402,000
Bundesrepublik Deutschland Bundesanleihe, 6.25%, (5-year CMT + 2.43%)(a)(d)	200	201,126
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(a)	400	405,150
8.00%, 02/25/29(a)	400	416,040
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.91%)(a)(d)(f)	$600	$588,678
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.17%)(a)(d)(f)	400	388,750
SAB AT1 Ltd., 6.50%, , (5-year CMT + 2.30%)(a)(d)(f)	400	407,125
Saib Tier 1 Sukuk Ltd., 6.38%, , (5-year CMT + 2.09%)(a)(d)(f)	600	605,625
		4,630,042
Serbia — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	600	602,886
Singapore — 0.4%
GLP Pte Ltd., 4.50%, (5-year CMT + 3.74%)(a)(d)(f)	600	418,500
Puma International Financing SA, 7.75%, 04/25/29(a)	400	411,720
Singapore Airlines Ltd.
3.38%, 01/19/29(a)	400	389,820
5.25%, 03/21/34(a)	400	420,520
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(a)(c)	300	315,657
		1,956,217
South Africa — 0.8%
Absa Group Ltd., 6.38%, (5-year CMT + 5.41%)(a)(d)(f)	400	400,000
Bidvest Group UK PLC (The), 6.20%, 09/17/32(c)	400	405,500
Eskom Holdings, 6.35%, 08/10/28(a)	600	617,925
Sasol Financing USA LLC
5.50%, 03/18/31	600	508,350
6.50%, 09/27/28	400	394,244
8.75%, 05/03/29(a)	700	710,850
Stillwater Mining Co., 4.50%, 11/16/29(a)	400	373,000
Transnet, 8.25%, 02/06/28(a)	600	633,564
		4,043,433
Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	373,876
Switzerland — 0.1%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	300	204,090
12.00%, 02/15/31(a)	450	315,000
		519,090
Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	600	622,500
Thailand — 0.5%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(d)	800	759,840
GC Treasury Center Co. Ltd.
6.50%, , (5-year CMT + 2.82%)(c)(d)(e)(f)	400	405,625
7.13%, , (5-year CMT + 3.16%)(c)(d)(f)	200	206,825
Kasikornbank PCL, 3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(d)	600	588,924
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.53%)(a)(d)(f)	400	398,375
		2,359,589
Togo — 0.1%
Ecobank Transnational Inc., 10.13%, 10/15/29(a)	400	432,248
Turkey — 4.0%
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.02%)(a)(d)	400	401,875
Security	Par (000)	Value
Turkey (continued)
7.50%, 01/20/30(a)	$200	$209,755
7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(d)	400	407,068
9.37%, (5-year CMT + 5.27%)(a)(d)(f)	400	416,400
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	400	370,624
Arcelik A/S, 8.50%, 09/25/28(a)	400	419,112
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(c)(e)	400	393,200
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	400	393,700
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	600	625,658
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(a)	400	412,875
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(a)	400	390,400
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(a)	400	410,252
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/30(a)	400	395,125
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(a)	400	417,124
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(a)	400	412,368
QNB Bank AS, 7.25%, 05/21/29(a)	200	210,808
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	409,000
8.63%, 05/02/32(a)	600	618,564
TT Varlik Kiralama AS, 6.50%, 10/30/30(c)	200	201,205
Turk Telekomunikasyon A/S
6.95%, 10/07/32(c)	400	403,952
7.38%, 05/20/29(a)	400	414,876
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(a)	200	200,426
7.45%, 01/24/30(a)	400	416,000
7.65%, 01/24/32(a)	400	419,324
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.22%)(a)(d)	200	205,750
7.63%, 04/15/36, (5-year CMT + 3.87%)(c)(d)	400	400,948
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(d)	600	616,674
8.13%, 01/08/36, (5-year CMT + 4.33%)(a)(d)	400	411,196
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(d)	400	415,376
Turkiye Is Bankasi AS
7.38%, 04/02/36, (5-year CMT + 3.63%)(c)(d)	200	197,000
7.75%, 06/12/29(a)	200	208,000
9.13%, , (5-year CMT + 4.63%)(a)(d)(f)	400	413,000
9.19%, 06/29/28, (5-year USD Swap + 5.12%)(a)(d)	400	427,628
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	400	406,384
7.25%, 07/31/30(a)	400	409,875
8.20%, , (5-year CMT + 4.44%)(c)(d)(f)	200	199,192
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(d)	600	633,564
9.00%, 10/12/28(a)	400	432,033
10.12%, (5-year CMT + 5.49%)(a)(d)(f)	400	425,124
TVF Varlik Kiralama AS, 6.95%, 01/23/30(a)	600	619,500
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(a)	400	412,000
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(a)	400	276,800
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	400	397,164
9.50%, 10/06/28(a)	600	600,498
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	400	412,000
7.88%, 01/22/31, (5-year CMT + 7.42%)(a)(d)	400	401,876
9.25%, 10/16/28(a)	400	436,000
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(d)	600	637,752

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
9.74%, (5-year CMT + 5.50%)(a)(d)(f)	$400	$420,752
Yapi ve Kredi Bankasi AS, 7.25%, 03/03/30(a)	400	411,300
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(a)	800	716,952
		20,914,029
Ukraine — 0.0%
Metinvest BV, 7.75%, 10/17/29(a)	200	149,000
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.52%)(a)(d)(f)	600	638,628
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.06%)(a)(d)(f)	400	415,712
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	400	408,000
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(a)	400	413,832
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	400	413,400
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(a)	200	196,695
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(a)	400	405,876
Commercial Bank of Dubai PSC, 6.00%, (6-year CMT + 5.60%)(a)(d)(f)	400	398,977
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.08%)(a)(d)(f)	600	594,810
DIB Tier 1 Sukuk 6 Ltd., 5.25%, , (6-year CMT + 1.33%)(a)(d)(f)	400	394,668
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.16%)(a)(d)(f)	400	390,330
6.13%, (6-year CMT + 5.70%)(a)(d)(f)	600	598,888
6.25%, , (6-year CMT + 1.84%)(a)(d)(f)	600	610,194
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.89%)(a)(d)(f)	400	414,640
Mashreqbank PSC, 7.13%, (5-year CMT + 2.71%)(a)(d)(f)	400	414,000
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28(a)	400	405,200
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)(e)	585	612,606
SIB Tier 1 Sukuk Iind Ltd., 6.13%, , (6-year CMT + 1.96%)(a)(d)(f)	400	404,420
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	400	400,716
Sobha Sukuk Ltd.
8.00%, 02/19/29(a)	400	409,200
8.75%, 07/17/28(a)	400	416,200
		9,356,992
United Kingdom — 0.8%
Standard Chartered PLC
4.30%, (5-year CMT + 3.14%)(a)(d)(f)	1,000	947,000
4.75%, (5-year CMT + 3.81%)(a)(d)(f)	800	751,682
7.63%, , (5-year CMT + 3.02%)(a)(d)(f)	700	741,412
7.75%, (5-year CMT + 4.98%)(a)(d)(f)	800	827,576
7.88%, (5-year CMT + 3.57%)(a)(d)(f)	800	856,408
		4,124,078
United States — 0.3%
Avianca Midco 2 PLC
9.00%, 12/01/28(a)	750	750,469
9.63%, 02/14/30(a)	600	593,625
Playtika Holding Corp., 4.25%, 03/15/29(a)	400	361,260
		1,705,354
Zambia — 0.6%
First Quantum Minerals Ltd.
7.25%, 02/15/34(a)	600	621,000
8.00%, 03/01/33(a)	800	848,000
8.63%, 06/01/31(a)	800	837,000
Security	Par (000)	Value
Zambia (continued)
9.38%, 03/01/29(a)	$1,000	$1,055,890
		3,361,890
Total Corporate Bonds & Notes — 44.7% (Cost: $232,713,249)		231,528,727
Foreign Government Obligations(k)
Angola — 1.1%
Angolan Government International Bonds
8.00%, 11/26/29(a)	1,200	1,148,735
8.25%, 05/09/28(a)	1,000	984,950
8.75%, 04/14/32(a)	1,300	1,219,153
9.13%, 11/26/49(a)	800	672,000
9.24%, 01/15/31(c)	600	585,000
9.38%, 05/08/48(a)	1,200	1,031,628
		5,641,466
Argentina — 5.7%
Argentina Republic Government International Bonds
1.00%, 07/09/29	1,466	1,249,280
1.75%, 07/09/30(b)	8,700	7,120,832
3.50%, 07/09/41(b)	7,069	4,601,664
4.37%, 07/09/46(b)(e)	1,352	926,838
4.76%, 07/09/35(b)(e)	13,840	9,701,840
5.00%, 01/09/38(b)(e)	7,661	5,623,134
		29,223,588
Bahrain — 2.8%
Bahrain Government International Bonds
5.25%, 01/25/33(a)	800	772,248
5.45%, 09/16/32(a)	600	586,800
5.63%, 09/30/31(a)	600	601,800
5.63%, 05/18/34(a)	600	583,687
6.00%, 09/19/44(a)	800	741,504
6.63%, 10/06/37(c)	600	607,650
6.75%, 09/20/29(a)	800	836,000
7.00%, 10/12/28(a)	1,100	1,151,700
7.38%, 05/14/30(a)	800	863,250
7.50%, 02/12/36(a)	800	880,000
7.75%, 04/18/35(a)	600	669,600
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	550	527,830
3.95%, 09/16/27(a)	700	684,600
4.50%, 03/30/27(a)	600	594,546
5.87%, 02/06/34(c)	1,000	1,009,900
5.88%, 06/05/32(a)	800	817,504
6.00%, 02/12/31(a)	800	826,000
6.25%, 10/18/30(a)	600	623,250
6.25%, 07/07/33(a)	1,200	1,251,000
		14,628,869
Bolivia — 0.1%
Bolivia Government International Bonds, 4.50%, 03/20/28(a)	600	490,500
Brazil — 5.4%
Brazil Government International Bonds
3.75%, 09/12/31(e)	950	880,887
3.88%, 06/12/30	2,300	2,205,125
4.50%, 05/30/29	1,400	1,392,650
4.63%, 01/13/28(e)	2,000	2,007,000
4.75%, 01/14/50(e)	2,650	1,984,850
5.00%, 01/27/45(e)	2,100	1,717,800
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
5.50%, 11/06/30	$1,600	$1,632,000
5.63%, 01/07/41(e)	1,500	1,417,500
5.63%, 02/21/47	1,600	1,383,600
6.00%, 10/20/33	1,500	1,532,250
6.13%, 01/22/32	1,400	1,454,600
6.13%, 03/15/34	1,400	1,425,900
6.25%, 03/18/31	1,200	1,260,600
6.63%, 03/15/35	2,400	2,500,800
7.13%, 01/20/37	1,100	1,213,300
7.13%, 05/13/54	1,500	1,521,000
7.25%, 01/12/56	1,200	1,215,203
8.25%, 01/20/34	1,000	1,172,000
		27,917,065
Colombia — 4.8%
Colombia Government International Bonds
3.00%, 01/30/30	900	814,950
3.13%, 04/15/31	1,600	1,405,600
3.25%, 04/22/32	1,400	1,195,075
3.88%, 04/25/27	1,000	991,000
4.13%, 05/15/51(e)	700	458,500
4.50%, 03/15/29	1,400	1,376,900
5.00%, 06/15/45	2,510	1,916,385
5.20%, 05/15/49	1,500	1,143,000
5.63%, 02/26/44	1,600	1,334,400
6.13%, 01/18/41	1,700	1,545,513
7.38%, 04/25/30	1,400	1,501,500
7.38%, 09/18/37	1,250	1,300,000
7.50%, 02/02/34	1,400	1,487,850
7.75%, 11/07/36	1,400	1,492,400
8.00%, 04/20/33	1,289	1,416,933
8.00%, 11/14/35	1,200	1,309,500
8.38%, 11/07/54	1,000	1,105,000
8.50%, 04/25/35	1,300	1,464,125
8.75%, 11/14/53	1,200	1,380,000
		24,638,631
Costa Rica — 0.9%
Costa Rica Government International Bonds
6.13%, 02/19/31(a)	800	835,600
6.55%, 04/03/34(a)	1,000	1,076,000
7.00%, 04/04/44(a)	650	704,600
7.16%, 03/12/45(a)	800	876,375
7.30%, 11/13/54(a)	1,095	1,224,002
		4,716,577
Dominican Republic — 3.6%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	1,300	1,271,400
4.88%, 09/23/32(a)	2,100	2,011,468
5.30%, 01/21/41(a)	1,000	912,000
5.50%, 02/22/29(a)	1,100	1,117,600
5.88%, 10/28/35(c)	900	900,000
5.88%, 01/30/60(a)	2,200	1,998,568
5.95%, 01/25/27(a)	950	962,350
6.00%, 07/19/28(a)	1,200	1,234,800
6.00%, 02/22/33(a)	1,200	1,225,200
6.40%, 06/05/49(a)	1,050	1,048,972
6.50%, 02/15/48(a)	600	608,400
6.85%, 01/27/45(a)	1,400	1,467,550
6.95%, 03/15/37(a)	1,350	1,443,634
7.05%, 02/03/31(a)	725	780,006
7.15%, 02/24/55	650	705,250
Security	Par (000)	Value
Dominican Republic (continued)
7.45%, 04/30/44(a)	$1,000	$1,115,000
		18,802,198
Ecuador — 1.4%
Ecuador Government International Bonds
0.00%, 07/31/30(a)(j)	632	492,467
5.00%, 07/31/40(a)(b)	1,953	1,327,745
6.90%, 07/31/30(a)(b)	2,034	1,850,175
6.90%, 07/31/35(a)(b)	4,474	3,422,244
		7,092,631
Egypt — 2.7%
Egypt Government International Bonds
5.80%, 09/30/27(a)	800	801,192
5.88%, 02/16/31(a)	1,000	962,000
6.59%, 02/21/28(a)	800	813,600
7.05%, 01/15/32(a)	600	598,200
7.30%, 09/30/33(a)	900	877,950
7.50%, 01/31/27(a)	1,200	1,226,256
7.50%, 02/16/61(a)	1,000	816,560
7.60%, 03/01/29(a)	1,200	1,256,028
7.63%, 05/29/32(a)	1,200	1,219,200
7.90%, 02/21/48(a)	1,050	911,584
8.50%, 01/31/47(a)	1,650	1,521,613
8.63%, 02/04/30(a)	800	857,000
8.70%, 03/01/49(a)	1,000	932,190
8.88%, 05/29/50(a)	1,400	1,321,684
		14,115,057
El Salvador — 0.3%
El Salvador Government International Bonds
9.25%, 04/17/30(a)	750	812,797
9.65%, 11/21/54(a)	600	674,622
		1,487,419
Ghana — 0.8%
Ghana Government International Bonds
6.00%, 07/03/29(a)(b)	1,875	1,827,872
6.00%, 07/03/35(a)(b)	2,727	2,335,473
		4,163,345
Guatemala — 0.3%
Guatemala Government Bonds
6.13%, 06/01/50(a)	900	883,746
6.60%, 06/13/36(a)	600	646,800
		1,530,546
Ivory Coast — 0.8%
Ivory Coast Government International Bonds
6.13%, 06/15/33(a)	800	775,400
7.63%, 01/30/33(a)	800	841,400
8.08%, 04/01/36(a)	1,200	1,260,300
8.25%, 01/30/37(a)	1,000	1,061,440
		3,938,540
Jamaica — 0.6%
Jamaica Government International Bonds
6.75%, 04/28/28(e)	700	719,619
7.88%, 07/28/45	1,300	1,569,750
8.00%, 03/15/39(e)	800	966,000
		3,255,369
Jordan — 0.6%
Jordan Government International Bonds
5.75%, 01/31/27(a)	600	601,890
5.85%, 07/07/30(a)	900	907,767
7.38%, 10/10/47(a)	600	604,500

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Jordan (continued)
7.50%, 01/13/29(a)	$800	$845,000
		2,959,157
Kenya — 0.8%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	600	531,300
8.00%, 05/22/32(a)	800	798,080
8.25%, 02/28/48(a)	600	549,750
9.50%, 03/05/36(a)	1,200	1,230,000
9.75%, 02/16/31(a)	1,000	1,072,810
		4,181,940
Lebanon — 0.2%
Lebanon Government International Bonds
6.00%, 01/27/23(a)(h)(i)	500	113,750
6.10%, 10/04/24(a)(h)(i)	730	165,345
6.60%, 11/27/26(a)(h)(i)	960	218,400
6.65%, 02/26/30(a)(h)(i)	760	172,900
6.75%, 11/29/27(a)(h)(i)	720	163,800
6.85%, 03/23/27(a)(h)(i)	800	182,000
7.00%, 03/23/32(a)(h)(i)	625	142,187
		1,158,382
Morocco — 0.6%
Morocco Government International Bonds
3.00%, 12/15/32(a)	600	529,602
4.00%, 12/15/50(a)	1,000	746,250
5.95%, 03/08/28(a)	800	826,808
6.50%, 09/08/33(a)	900	987,750
		3,090,410
Nigeria — 1.9%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	1,000	983,000
6.50%, 11/28/27(a)	800	803,248
7.14%, 02/23/30(a)	900	895,950
7.38%, 09/28/33(a)	1,000	964,690
7.63%, 11/28/47(a)	1,000	887,500
7.70%, 02/23/38(a)	1,000	938,750
7.88%, 02/16/32(a)	1,000	1,001,250
8.25%, 09/28/51(a)	800	740,000
8.38%, 03/24/29(a)	800	830,248
8.75%, 01/21/31(a)	600	628,500
10.38%, 12/09/34(a)	1,000	1,122,750
		9,795,886
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	600	605,250
Pakistan Government International Bonds
6.88%, 12/05/27(a)	950	948,100
7.38%, 04/08/31(a)	1,000	985,000
		2,538,350
Paraguay — 0.4%
Paraguay Government International Bonds
4.95%, 04/28/31(a)	800	810,500
5.40%, 03/30/50(a)	800	743,100
6.10%, 08/11/44(a)	600	620,196
		2,173,796
Senegal — 0.3%
Senegal Government International Bonds
6.25%, 05/23/33(a)	700	497,000
6.75%, 03/13/48(a)	600	378,750
Security	Par (000)	Value
Senegal (continued)
7.75%, 06/10/31(a)	$700	$551,600
		1,427,350
Serbia — 0.5%
Serbia International Bonds
2.13%, 12/01/30(a)	735	643,260
6.00%, 06/12/34(a)	1,000	1,050,000
6.50%, 09/26/33(a)	700	761,726
		2,454,986
South Africa — 2.5%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	1,400	1,389,633
4.85%, 09/27/27	600	606,600
4.85%, 09/30/29	1,300	1,301,300
5.00%, 10/12/46	600	469,065
5.38%, 07/24/44	700	592,949
5.65%, 09/27/47	1,000	842,500
5.75%, 09/30/49	2,150	1,813,525
5.88%, 06/22/30	900	931,109
5.88%, 04/20/32(e)	1,000	1,031,000
7.10%, 11/19/36(a)	1,500	1,612,125
7.30%, 04/20/52	1,100	1,104,900
7.95%, 11/19/54(a)	900	959,427
		12,654,133
Sri Lanka — 0.9%
Sri Lanka Government International Bonds
3.10%, 01/15/30(a)(b)	690	650,416
3.35%, 03/15/33(a)(b)	1,208	1,052,327
3.35%, 03/15/33(a)(b)(d)	200	174,200
3.60%, 06/15/35(a)(b)	982	759,126
3.60%, 02/15/38(a)(b)	1,286	1,186,302
4.00%, 04/15/28(a)	830	795,336
		4,617,707
Suriname — 0.0%
Suriname Government International Bonds, 8.50%, 11/06/35(c)	225	231,750
Turkey — 10.3%
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/30(a)	1,600	1,657,504
6.75%, 09/01/30(a)	1,800	1,869,651
7.25%, 02/24/27(a)	1,800	1,862,437
8.51%, 01/14/29(a)	1,700	1,865,219
Turkiye Government International Bonds
4.88%, 04/16/43	1,970	1,497,693
5.13%, 02/17/28	1,400	1,404,382
5.25%, 03/13/30(e)	1,400	1,382,150
5.75%, 05/11/47(e)	2,400	1,945,800
5.88%, 06/26/31	1,100	1,089,847
5.95%, 01/15/31	1,600	1,599,008
6.00%, 03/25/27	2,200	2,244,000
6.00%, 01/14/41	2,100	1,863,750
6.13%, 10/24/28(e)	1,900	1,946,911
6.50%, 09/20/33	900	901,406
6.50%, 01/03/35	2,300	2,271,250
6.63%, 02/17/45(e)	2,000	1,827,650
6.75%, 05/30/40(e)	1,300	1,269,125
6.88%, 03/17/36(e)	1,900	1,922,116
6.95%, 09/16/35	1,400	1,417,500
7.13%, 02/12/32	1,600	1,662,400
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
7.13%, 07/17/32(e)	$1,200	$1,250,400
7.25%, 05/29/32	1,400	1,465,072
7.25%, 03/05/38(e)	600	639,936
7.63%, 04/26/29	2,000	2,138,000
7.63%, 05/15/34	2,000	2,136,260
8.00%, 02/14/34(e)	1,050	1,157,100
8.60%, 09/24/27	1,400	1,497,300
9.13%, 07/13/30	1,700	1,928,259
9.38%, 03/14/29	1,500	1,680,945
9.38%, 01/19/33	1,800	2,096,442
9.88%, 01/15/28	2,200	2,421,375
11.88%, 01/15/30(e)	1,100	1,376,716
		53,287,604
Ukraine — 1.0%
Ukraine Government International Bonds
4.50%, 02/01/29(a)(b)	714	489,875
4.50%, 02/01/34(a)(b)	2,150	1,205,895
4.50%, 02/01/35(a)(b)	2,035	1,129,441
4.50%, 02/01/36(a)(b)	1,649	904,400
7.75%, 02/01/34(a)(b)	1,411	587,666
7.75%, 02/01/35(a)(b)	1,128	573,371
7.75%, 02/01/36(a)(b)	928	471,218
		5,361,866
United Arab Emirates — 1.1%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	800	611,632
5.25%, 01/30/43(a)	600	597,111
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	700	490,000
6.13%, 03/06/36(a)	600	631,458
6.50%, 11/23/32(a)	700	760,158
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	600	582,834
3.23%, 10/23/29(a)	500	474,720
4.23%, 03/14/28(a)	800	791,984
5.43%, 04/17/35(a)	800	823,500
		5,763,397
Zambia — 0.2%
Zambia Government International Bonds
0.50%, 12/31/53(a)	762	530,093
7.50%, 06/30/33(a)(b)	695	666,554
		1,196,647
Total Foreign Government Obligations — 53.1% (Cost: $270,272,652)		274,535,162
Total Long-Term Investments — 97.8% (Cost: $502,985,901)		506,063,889
Security	Shares	Value
Short-Term Securities
Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(l)(m)(n)	57,523,694	$57,552,456
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(l)(m)	6,130,000	6,130,000
Total Short-Term Securities — 12.3% (Cost: $63,684,166)		63,682,456
Total Investments — 110.1% (Cost: $566,670,067)		569,746,345
Liabilities in Excess of Other Assets — (10.1)%		(52,359,336)
Net Assets — 100.0%		$517,387,009

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	All or a portion of this security is on loan.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Zero-coupon bond.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM High Yield Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,126,596	$—	$(4,559,610)(a)	$20,207	$(34,737)	$57,552,456	57,523,694	$336,994 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,920,000	210,000 (a)	—	—	—	6,130,000	6,130,000	166,803	—
				$20,207	$(34,737)	$63,682,456		$503,797	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$231,528,727	$—	$231,528,727
Foreign Government Obligations	—	274,535,162	—	274,535,162
Short-Term Securities
Money Market Funds	63,682,456	—	—	63,682,456
	$63,682,456	$506,063,889	$—	$569,746,345
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Brazil — 4.3%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/26(a)	BRL18	$3,134,572
0.00%, 07/01/27(a)	BRL9	1,332,178
0.00%, 01/01/28(a)	BRL7	943,011
0.00%, 07/01/28(a)	BRL2	295,687
0.00%, 01/01/29(a)	BRL18	2,256,312
0.00%, 07/01/29(a)	BRL3	370,477
0.00%, 01/01/30(a)	BRL6	707,071
0.00%, 01/01/32(a)	BRL8	660,380
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL6	959,834
10.00%, 01/01/35	BRL8	1,215,141
Series F, 10.00%, 01/01/27	BRL12	2,142,239
Series F, 10.00%, 01/01/29	BRL12	2,002,548
Series F, 10.00%, 01/01/31	BRL12	2,363,727
		18,383,177
Chile — 4.0%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27(a)	CLP2,070,000	2,057,015
0.00%, 04/01/29(a)	CLP1,760,000	1,599,671
4.70%, 09/01/30(b)(c)	CLP2,085,000	2,155,261
5.00%, 10/01/28(b)(c)	CLP535,000	568,075
5.00%, 03/01/35	CLP2,065,000	2,112,953
5.30%, 11/01/37(b)	CLP620,000	642,044
5.80%, 10/01/29(b)	CLP1,205,000	1,303,536
5.80%, 10/01/34(b)	CLP615,000	664,801
6.00%, 04/01/33(b)	CLP2,485,000	2,715,394
6.00%, 01/01/43	CLP1,385,000	1,528,562
6.20%, 10/01/40(b)	CLP975,000	1,098,627
7.00%, 05/01/34(b)	CLP505,000	588,589
		17,034,528
China — 14.9%
China Government Bonds
1.42%, 11/15/27	CNY3,770	530,337
1.42%, 08/15/28	CNY5,450	765,950
1.43%, 01/25/30	CNY9,220	1,290,993
1.45%, 02/25/28	CNY6,830	961,322
1.45%, 04/25/30	CNY3,070	429,671
1.46%, 05/25/28	CNY8,270	1,164,527
1.49%, 12/25/31	CNY4,880	678,405
1.55%, 07/25/30	CNY6,560	921,749
1.57%, 05/15/32	CNY4,520	630,492
1.61%, 02/15/35	CNY6,130	849,013
1.62%, 08/15/27	CNY5,870	828,393
1.65%, 05/15/35	CNY3,180	441,678
1.67%, 05/25/35	CNY7,950	1,108,389
1.74%, 10/15/29	CNY3,150	446,565
1.78%, 09/15/32	CNY3,580	506,094
1.79%, 03/25/32	CNY9,510	1,347,925
1.83%, 08/25/35	CNY8,620	1,215,527
1.85%, 05/15/27	CNY6,250	884,765
1.87%, 09/15/31	CNY4,150	590,546
1.88%, 04/25/55	CNY5,360	720,663
1.90%, 07/15/55	CNY4,980	664,213
1.91%, 07/15/29	CNY7,190	1,024,749
1.92%, 07/15/45	CNY2,910	395,179
1.92%, 01/15/55	CNY1,810	242,722
1.98%, 04/25/45	CNY2,080	284,342
2.04%, 02/25/27	CNY5,150	730,121
Security	Par (000)	Value
China (continued)
2.04%, 11/25/34	CNY3,270	$469,630
2.05%, 04/15/29	CNY5,550	794,482
2.11%, 08/25/34	CNY6,930	1,000,064
2.12%, 06/25/31	CNY5,090	734,199
2.15%, 08/25/55	CNY4,520	634,025
2.17%, 08/29/34	CNY6,000	869,282
2.18%, 08/15/26	CNY5,490	776,454
2.19%, 09/25/54	CNY3,990	564,238
2.25%, 08/29/39	CNY2,330	334,532
2.27%, 05/25/34	CNY6,500	950,072
2.28%, 03/25/31	CNY5,970	867,361
2.33%, 08/15/44	CNY1,350	194,998
2.35%, 02/25/34	CNY5,180	761,229
2.37%, 01/20/27	CNY3,480	494,968
2.37%, 01/15/29	CNY5,800	838,103
2.39%, 11/15/26	CNY4,780	678,977
2.40%, 07/15/28	CNY4,240	611,351
2.44%, 10/15/27	CNY3,970	569,369
2.47%, 07/25/54	CNY4,150	621,447
2.48%, 04/15/27	CNY2,760	394,015
2.48%, 09/25/28	CNY2,940	425,780
2.49%, 05/25/44	CNY2,120	313,528
2.50%, 07/25/27	CNY5,900	845,064
2.52%, 08/25/33	CNY4,750	706,122
2.54%, 12/25/30	CNY6,730	990,192
2.55%, 10/15/28	CNY5,360	777,960
2.57%, 05/20/54	CNY2,840	433,823
2.60%, 09/15/30	CNY5,780	851,179
2.60%, 09/01/32	CNY4,570	680,892
2.62%, 04/15/28	CNY5,650	817,631
2.62%, 09/25/29	CNY3,240	474,193
2.62%, 06/25/30	CNY4,000	588,568
2.64%, 01/15/28	CNY4,660	672,676
2.67%, 05/25/33	CNY4,720	708,088
2.67%, 11/25/33	CNY6,740	1,013,789
2.68%, 05/21/30	CNY6,220	917,497
2.69%, 08/12/26	CNY5,780	821,150
2.69%, 08/15/32	CNY4,550	682,085
2.75%, 06/15/29	CNY4,820	707,394
2.75%, 02/17/32	CNY3,680	551,099
2.76%, 05/15/32	CNY4,060	609,521
2.79%, 12/15/29	CNY5,030	742,963
2.80%, 03/24/29	CNY4,120	604,389
2.80%, 03/25/30	CNY4,540	672,631
2.80%, 11/15/32	CNY3,170	478,900
2.85%, 06/04/27	CNY7,610	1,095,596
2.88%, 02/25/33	CNY4,870	741,926
2.89%, 11/18/31	CNY3,040	458,894
2.91%, 10/14/28	CNY5,800	850,901
3.00%, 10/15/53	CNY3,260	541,826
3.01%, 05/13/28	CNY6,160	901,557
3.02%, 05/27/31	CNY4,840	734,114
3.12%, 12/05/26	CNY5,060	726,472
3.12%, 10/25/52	CNY2,890	485,153
3.13%, 11/21/29	CNY3,690	553,950
3.19%, 04/15/53	CNY3,440	585,943
3.25%, 06/06/26	CNY4,040	575,061
3.25%, 11/22/28	CNY2,780	413,729
3.27%, 11/19/30	CNY5,200	796,939
3.28%, 12/03/27	CNY6,610	968,663
3.29%, 05/23/29	CNY6,370	957,115

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
3.32%, 04/15/52	CNY3,230	$560,422
3.53%, 10/18/51	CNY1,990	356,659
3.72%, 04/12/51	CNY3,750	692,559
3.81%, 09/14/50	CNY5,010	927,128
		63,824,847
Colombia — 3.9%
Colombian TES
9.25%, 05/28/42	COP9,737,500	2,033,556
11.00%, 08/22/29	COP3,426,600	886,448
11.50%, 07/25/46	COP7,369,200	1,823,340
12.75%, 11/28/40	COP997,900	270,854
13.25%, 02/09/33	COP6,714,600	1,864,419
Series B, 5.75%, 11/03/27	COP3,576,000	861,897
Series B, 6.00%, 04/28/28	COP7,381,400	1,735,400
Series B, 6.25%, 07/09/36	COP5,244,600	922,220
Series B, 7.00%, 03/26/31	COP5,395,900	1,154,864
Series B, 7.00%, 06/30/32	COP5,131,700	1,056,299
Series B, 7.25%, 10/18/34	COP4,287,200	854,663
Series B, 7.25%, 10/26/50	COP7,007,600	1,170,306
Series B, 7.50%, 08/26/26	COP3,464,700	883,383
Series B, 7.75%, 09/18/30	COP4,870,700	1,101,687
		16,619,336
Czech Republic — 3.8%
Czech Republic Government Bonds
0.05%, 11/29/29	CZK16,410	666,612
0.25%, 02/10/27	CZK21,960	996,941
0.95%, 05/15/30(c)	CZK22,200	922,519
1.00%, 06/26/26(c)	CZK18,650	869,356
1.20%, 03/13/31	CZK19,310	789,286
1.50%, 04/24/40	CZK10,440	327,386
1.75%, 06/23/32	CZK22,830	927,929
1.95%, 07/30/37	CZK14,460	518,435
2.00%, 10/13/33	CZK21,710	865,598
2.50%, 08/25/28(c)	CZK17,930	823,079
2.75%, 07/23/29	CZK20,060	914,813
3.00%, 03/03/33	CZK14,590	634,449
3.50%, 05/30/35	CZK22,860	1,000,372
3.60%, 06/03/36	CZK8,370	363,480
4.20%, 12/04/36(c)	CZK12,950	593,074
4.25%, 10/24/34	CZK6,430	299,136
4.50%, 11/11/32	CZK23,070	1,107,017
4.90%, 04/14/34	CZK19,260	941,491
5.00%, 09/30/30	CZK21,310	1,051,148
5.50%, 12/12/28	CZK17,170	855,238
5.75%, 03/29/29	CZK10,480	527,186
6.20%, 06/16/31	CZK8,000	418,984
		16,413,529
Dominican Republic — 3.9%
Dominican Republic International Bonds
10.50%, 03/15/37(c)	DOP349,000	5,763,456
10.75%, 06/01/36(c)	DOP271,750	4,546,790
11.25%, 09/15/35(c)	DOP189,100	3,246,965
13.63%, 02/03/33(c)	DOP162,500	3,038,655
		16,595,866
Hungary — 3.9%
Hellenic Republic Government Bonds, 4.50%, 05/27/32	HUF124,630	330,567
Hungary Government Bonds
1.50%, 08/26/26	HUF218,940	627,581
2.00%, 05/23/29	HUF647,890	1,662,766
Security	Par (000)	Value
Hungary (continued)
2.25%, 04/20/33	HUF488,890	$1,088,238
2.25%, 06/22/34	HUF208,750	442,115
2.75%, 12/22/26	HUF302,830	867,706
3.00%, 10/27/27	HUF463,080	1,294,085
3.00%, 08/21/30	HUF729,130	1,867,479
3.00%, 10/27/38	HUF266,060	526,166
3.00%, 04/25/41	HUF134,330	246,229
3.25%, 10/22/31	HUF550,100	1,387,519
4.50%, 03/23/28	HUF479,150	1,365,958
4.75%, 11/24/32	HUF422,560	1,128,727
6.75%, 10/22/28	HUF620,060	1,860,752
7.00%, 10/24/35	HUF456,090	1,372,298
9.50%, 10/21/26	HUF258,750	791,963
		16,860,149
India — 9.3%
India Government Bonds
5.77%, 08/03/30	INR111,720	1,234,413
5.79%, 05/11/30	INR80,860	893,785
5.85%, 12/01/30	INR86,360	954,610
6.01%, 07/21/30	INR48,460	542,061
6.10%, 07/12/31	INR126,280	1,405,128
6.28%, 07/14/32	INR24,320	271,513
6.33%, 05/05/35	INR159,870	1,774,910
6.45%, 10/07/29	INR81,380	923,555
6.54%, 01/17/32	INR117,640	1,332,997
6.67%, 12/17/50	INR124,140	1,310,447
6.75%, 12/23/29	INR79,280	913,286
6.79%, 12/30/31	INR45,640	522,888
6.79%, 10/07/34	INR139,250	1,589,355
6.99%, 12/15/51	INR113,930	1,250,042
7.02%, 06/18/31	INR50,300	584,058
7.04%, 06/03/29	INR75,290	874,966
7.06%, 04/10/28	INR91,430	1,058,223
7.10%, 04/18/29	INR126,470	1,470,699
7.10%, 04/08/34	INR155,570	1,806,849
7.16%, 09/20/50	INR74,150	832,056
7.17%, 04/17/30	INR89,660	1,044,049
7.18%, 08/14/33	INR152,970	1,785,410
7.18%, 07/24/37	INR148,150	1,712,286
7.26%, 01/14/29	INR96,860	1,131,629
7.26%, 08/22/32	INR130,030	1,523,367
7.26%, 02/06/33	INR134,660	1,577,691
7.30%, 06/19/53	INR167,070	1,897,970
7.32%, 11/13/30	INR56,680	667,582
7.36%, 09/12/52	INR145,650	1,665,457
7.37%, 10/23/28	INR49,410	578,585
7.37%, 01/23/54	INR14,040	161,159
7.38%, 06/20/27	INR70,660	816,288
7.41%, 12/19/36	INR128,200	1,508,900
7.54%, 05/23/36	INR131,500	1,563,290
7.72%, 06/15/49	INR68,910	824,490
		40,003,994
Indonesia — 5.7%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR10,330,000	623,689
6.13%, 05/15/28	IDR11,738,000	723,874
6.25%, 06/15/36	IDR5,904,000	358,718
6.38%, 08/15/28	IDR11,651,000	724,386
6.38%, 04/15/32	IDR17,759,000	1,094,945
6.38%, 07/15/37	IDR2,511,000	152,302
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
6.50%, 07/15/30	IDR18,784,000	$1,175,977
6.50%, 02/15/31	IDR15,793,000	987,747
6.50%, 04/15/36	IDR3,643,000	226,760
6.63%, 05/15/33	IDR11,835,000	736,049
6.63%, 02/15/34	IDR13,921,000	867,069
6.75%, 07/15/35	IDR21,165,000	1,331,365
6.88%, 04/15/29	IDR13,972,000	882,074
7.00%, 05/15/27	IDR11,338,000	702,264
7.00%, 09/15/30	IDR14,445,000	921,811
7.00%, 02/15/33	IDR16,597,000	1,053,360
7.13%, 06/15/38	IDR11,298,000	723,996
7.13%, 08/15/40	IDR5,114,000	328,534
7.13%, 06/15/42	IDR12,118,000	779,372
7.13%, 06/15/43	IDR9,139,000	587,617
7.13%, 08/15/45	IDR8,509,000	547,905
7.50%, 08/15/32	IDR4,536,000	295,912
7.50%, 06/15/35	IDR8,428,000	557,982
7.50%, 05/15/38	IDR5,666,000	374,289
7.50%, 04/15/40	IDR11,494,000	762,350
8.25%, 05/15/29	IDR11,899,000	784,109
8.25%, 06/15/32	IDR3,122,000	210,261
8.25%, 05/15/36	IDR10,746,000	749,685
8.38%, 09/15/26	IDR11,559,000	715,945
8.38%, 03/15/34	IDR11,751,000	810,810
8.38%, 04/15/39	IDR4,300,000	303,301
8.75%, 05/15/31	IDR5,779,000	398,414
9.00%, 03/15/29	IDR8,701,000	582,125
9.50%, 07/15/31	IDR1,606,000	114,468
10.50%, 08/15/30	IDR2,354,000	170,819
Indonesia Treasury Bonds, 5.88%, 03/15/31	IDR4,762,000	291,917
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR7,655,000	460,173
6.38%, 03/15/34	IDR6,733,000	413,859
6.50%, 06/15/39	IDR2,829,000	172,312
6.63%, 09/15/29	IDR1,224,000	76,693
6.88%, 03/15/36	IDR3,722,000	235,674
8.88%, 11/15/31	IDR4,476,000	314,691
		24,325,603
Malaysia — 5.4%
Malaysia Government Bonds
2.63%, 04/15/31	MYR3,495	803,950
3.34%, 05/15/30	MYR1,046	250,898
3.48%, 07/02/35	MYR753	179,470
3.50%, 05/31/27	MYR2,414	580,409
3.52%, 04/20/28	MYR2,242	540,505
3.58%, 07/15/32	MYR2,086	501,467
3.73%, 06/15/28	MYR1,873	453,699
3.76%, 05/22/40	MYR2,030	483,952
3.83%, 07/05/34	MYR2,682	653,901
3.89%, 08/15/29	MYR3,088	754,743
3.90%, 11/30/26	MYR2,025	488,553
3.90%, 11/16/27	MYR2,563	621,782
3.91%, 07/15/26	MYR1,697	408,315
3.92%, 07/15/55	MYR978	229,811
4.05%, 04/18/39	MYR2,515	619,697
4.07%, 06/15/50	MYR2,872	690,580
4.18%, 05/16/44	MYR2,739	676,215
4.25%, 05/31/35	MYR1,505	379,700
4.46%, 03/31/53	MYR2,413	616,364
4.50%, 04/30/29	MYR896	222,908
4.64%, 11/07/33	MYR2,877	739,718
Security	Par (000)	Value
Malaysia (continued)
4.70%, 10/15/42	MYR2,096	$552,227
4.76%, 04/07/37	MYR2,437	640,390
4.89%, 06/08/38	MYR2,058	548,596
4.92%, 07/06/48	MYR1,477	401,354
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR2,790	670,483
3.45%, 07/15/36	MYR1,879	443,032
3.47%, 10/15/30	MYR2,570	619,187
3.60%, 07/31/28	MYR2,445	590,539
3.61%, 04/30/35	MYR834	200,597
3.64%, 08/30/30	MYR1,024	248,666
3.78%, 05/31/45	MYR917	215,009
3.80%, 10/08/31	MYR1,950	476,090
3.97%, 07/16/40	MYR1,408	344,503
4.07%, 09/30/26	MYR3,045	734,526
4.12%, 11/30/34	MYR2,623	654,951
4.13%, 07/09/29	MYR3,380	832,486
4.19%, 10/07/32	MYR2,799	698,066
4.25%, 09/30/30	MYR1,990	496,295
4.26%, 07/26/27	MYR1,043	254,035
4.29%, 08/14/43	MYR2,324	580,917
4.37%, 10/31/28	MYR2,129	525,860
4.42%, 09/30/41	MYR1,452	371,706
4.47%, 09/15/39	MYR3,314	853,351
4.66%, 03/31/38	MYR833	218,010
		23,067,513
Mexico — 5.5%
Mexican Bonos
5.50%, 03/04/27	MXN300	1,575,623
7.00%, 09/03/26	MXN178	956,017
7.50%, 05/26/33	MXN293	1,491,048
8.00%, 05/24/35	MXN40	205,893
8.00%, 02/21/36	MXN68	344,547
8.00%, 11/07/47	MXN270	257,427
8.00%, 07/31/53	MXN34,177	1,857,432
8.50%, 03/02/28	MXN212	1,158,929
8.50%, 03/01/29	MXN389	2,129,738
8.50%, 02/28/30	MXN235	1,281,314
Series M, 7.75%, 05/29/31	MXN440	2,308,118
Series M, 7.75%, 11/23/34	MXN381	1,930,363
Series M, 7.75%, 11/13/42	MXN408	1,892,717
Series M, 8.00%, 11/07/47	MXN21,500	1,008,120
Series M 20, 7.50%, 06/03/27	MXN298	1,607,972
Series M 20, 8.50%, 05/31/29	MXN357	1,954,918
Series M 30, 8.50%, 11/18/38	MXN235	1,200,902
Series M 30, 10.00%, 11/20/36	MXN115	671,210
		23,832,288
Peru — 4.0%
Peru Government Bonds
5.35%, 08/12/40	PEN4	1,092,927
5.40%, 08/12/34	PEN8	2,370,302
5.94%, 02/12/29	PEN3	778,670
6.15%, 08/12/32	PEN7	2,143,646
6.35%, 08/12/28	PEN1	349,695
6.85%, 08/12/35(b)	PEN7	2,039,757
6.90%, 08/12/37	PEN7	2,308,959
6.95%, 08/12/31	PEN6	1,640,232
7.30%, 08/12/33(b)(c)	PEN8	2,593,678
7.60%, 08/12/39(b)	PEN6	1,884,283
		17,202,149

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland — 4.6%
Republic of Poland Government Bonds
0.00%, 01/25/28(a)	PLN1,212	$299,625
0.25%, 10/25/26	PLN3,588	941,313
1.25%, 10/25/30	PLN5,447	1,251,394
1.75%, 04/25/32	PLN5,802	1,300,258
2.50%, 07/25/26	PLN3,751	1,009,017
2.50%, 07/25/27	PLN4,349	1,146,644
2.75%, 04/25/28	PLN4,087	1,071,164
2.75%, 10/25/29	PLN5,805	1,473,398
3.75%, 05/25/27	PLN3,265	881,532
4.50%, 07/25/30	PLN7,210	1,935,005
4.75%, 07/25/29	PLN6,105	1,667,096
5.00%, 01/25/30	PLN5,448	1,495,567
5.00%, 10/25/34	PLN5,419	1,443,335
5.00%, 10/25/35	PLN2,553	673,787
6.00%, 10/25/33	PLN6,176	1,767,443
7.50%, 07/25/28	PLN4,055	1,187,633
		19,544,211
Romania — 3.8%
Romania Government Bonds
2.50%, 10/25/27	RON2,770	580,551
3.25%, 06/24/26	RON2,490	554,025
3.65%, 09/24/31	RON2,665	511,305
4.15%, 01/26/28	RON2,510	538,133
4.15%, 10/24/30	RON3,430	687,636
4.25%, 04/28/36	RON2,340	425,453
4.75%, 10/11/34	RON3,065	596,233
4.85%, 07/25/29	RON2,910	614,894
5.00%, 02/12/29	RON2,605	557,225
5.80%, 07/26/27	RON2,740	612,295
6.30%, 04/26/28	RON3,050	682,043
6.30%, 04/25/29	RON3,305	732,819
6.70%, 02/25/32	RON3,370	752,494
6.75%, 04/25/35	RON1,520	339,554
6.85%, 07/29/30	RON1,075	242,555
7.10%, 07/31/34	RON3,100	709,758
7.20%, 10/28/26	RON3,050	696,603
7.20%, 05/31/27	RON3,920	895,541
7.20%, 10/30/33	RON4,150	955,536
7.35%, 04/28/31	RON4,190	965,767
7.90%, 02/24/38	RON4,130	1,007,880
8.00%, 04/29/30	RON3,575	841,467
8.25%, 09/29/32	RON3,485	843,238
8.75%, 10/30/28	RON3,230	767,641
Slovakia Government Bonds, 7.65%, 07/27/31	RON1,070	250,039
		16,360,685
Serbia — 3.8%
Serbia Treasury Bond
4.50%, 08/20/32	RSD458,970	4,424,471
5.25%, 07/27/35	RSD403,490	4,023,771
5.88%, 02/08/28	RSD367,310	3,715,526
7.00%, 10/26/31	RSD372,250	4,082,114
		16,245,882
South Africa — 4.5%
Republic of South Africa Government Bonds
6.25%, 03/31/36	ZAR10,731	500,494
6.50%, 02/28/41	ZAR9,406	402,225
7.00%, 02/28/31	ZAR24,059	1,327,959
8.00%, 01/31/30	ZAR34,488	2,007,016
8.25%, 03/31/32	ZAR36,217	2,080,326
Security	Par (000)	Value
South Africa (continued)
8.50%, 01/31/37	ZAR35,596	$1,933,228
8.75%, 01/31/44	ZAR33,497	1,726,857
8.75%, 02/28/48	ZAR46,156	2,370,474
8.88%, 02/28/35	ZAR38,353	2,213,627
9.00%, 01/31/40	ZAR35,319	1,913,222
10.00%, 03/31/33	ZAR2,706	168,955
10.50%, 12/21/26	ZAR29,803	1,775,398
10.88%, 03/31/38	ZAR4,352	277,204
11.63%, 03/31/53	ZAR9,257	621,147
		19,318,132
Thailand — 4.7%
Thailand Government Bonds
1.00%, 06/17/27	THB29,968	920,032
1.59%, 12/17/35	THB21,490	653,422
1.60%, 12/17/29	THB18,814	584,872
1.60%, 06/17/35	THB8,739	266,535
1.66%, 03/17/30	THB14,421	449,433
2.00%, 12/17/31	THB35,868	1,135,663
2.00%, 06/17/42	THB14,140	423,555
2.05%, 04/17/28	THB23,113	725,234
2.13%, 12/17/26	THB22,958	714,797
2.25%, 03/17/27	THB18,046	563,746
2.35%, 06/17/26	THB16,746	520,053
2.40%, 11/17/27	THB23,513	740,858
2.40%, 03/17/29	THB22,447	715,791
2.41%, 03/17/35	THB15,038	491,648
2.50%, 11/17/29	THB21,618	695,540
2.65%, 06/17/28	THB28,343	903,671
2.70%, 06/17/40	THB10,700	358,815
2.80%, 06/17/34	THB27,714	929,557
2.88%, 12/17/28	THB18,582	599,583
2.88%, 06/17/46	THB20,015	671,634
2.98%, 06/17/45	THB18,163	618,938
3.30%, 06/17/38	THB23,577	837,025
3.35%, 06/17/33	THB21,538	744,921
3.39%, 06/17/37	THB28,036	1,004,367
3.40%, 06/17/36	THB17,733	634,077
3.45%, 06/17/43	THB30,112	1,088,819
3.65%, 06/20/31	THB18,534	637,857
3.78%, 06/25/32	THB24,893	873,006
4.88%, 06/22/29	THB24,426	846,525
		20,349,974
Turkey — 3.8%
Turkiye Government Bonds
10.50%, 08/11/27	TRY32,089	520,015
11.00%, 02/24/27	TRY10,205	181,503
11.70%, 11/13/30	TRY28,813	360,047
12.40%, 03/08/28	TRY47,206	739,284
16.90%, 09/02/26	TRY21,192	435,390
17.30%, 07/19/28	TRY70,559	1,195,781
17.80%, 07/13/33	TRY38,621	600,153
26.20%, 10/05/33	TRY158,064	3,389,320
27.70%, 09/27/34	TRY47,797	1,059,269
30.00%, 09/12/29	TRY202,097	4,426,012
31.08%, 11/08/28	TRY122,431	2,739,524
33.90%, 10/02/30	TRY28,000	673,767
		16,320,065
Uruguay — 3.9%
Uruguay Government International Bonds
8.00%, 10/29/35	UYU77,313	1,947,458
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay (continued)
8.25%, 05/21/31	UYU204,029	$5,198,939
8.50%, 03/15/28(c)	UYU76,588	1,955,429
9.75%, 07/20/33	UYU280,267	7,753,223
		16,855,049
Total Long-Term Investments — 97.7% (Cost: $414,749,310)		419,156,977
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	290,000	290,000
Total Short-Term Securities — 0.1% (Cost: $290,000)		290,000
Total Investments — 97.8% (Cost: $415,039,310)		419,446,977
Other Assets Less Liabilities — 2.2%		9,642,546
Net Assets — 100.0%		$429,089,523

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,530,000	$—	$(1,240,000)(a)	$—	$—	$290,000	290,000	$37,531	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$419,156,977	$—	$419,156,977
Short-Term Securities
Money Market Funds	290,000	—	—	290,000
	$290,000	$419,156,977	$—	$419,446,977
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.4%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.10%)(a)(b)	EUR100	$127,106
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(c)	USD113	109,300
4.50%, 09/15/27(c)	USD80	79,577
5.88%, 04/15/30(c)	USD60	61,942
6.13%, 04/15/32(c)	USD100	104,101
Mineral Resources Ltd.
7.00%, 04/01/31(c)	USD10	10,356
8.00%, 11/01/27(c)(d)	USD70	71,437
8.50%, 05/01/30(c)	USD95	98,922
9.25%, 10/01/28(c)	USD135	141,603
		804,344
Austria — 0.1%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR100	122,765
Benteler International AG, 7.25%, 06/15/31(a)	EUR100	122,325
		245,090
Belgium — 0.2%
Azelis Finance NV, 4.75%, 09/25/29(a)	EUR100	118,210
Ontex Group NV, 5.25%, 04/15/30(a)	EUR100	118,220
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR100	114,906
		351,336
Canada — 3.3%
Air Canada, 4.63%, 08/15/29(c)	CAD388	277,400
AtkinsRealis Group Inc., 7.00%, 06/12/26	CAD25	18,244
AutoCanada Inc., 5.75%, 02/07/29(c)	CAD75	52,618
Bausch Health Companies Inc., 5.00%, 02/15/29(c)	USD50	38,567
Baytex Energy Corp.
7.38%, 03/15/32(c)	USD75	73,708
8.50%, 04/30/30(c)(d)	USD75	76,871
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)	USD125	130,698
7.00%, 09/15/55, (5-year CMT + 2.36%)(b)	USD150	157,706
Bombardier Inc.
6.00%, 02/15/28(c)	USD75	75,145
6.75%, 06/15/33(c)	USD105	110,064
7.00%, 06/01/32(c)(d)	USD90	94,364
7.25%, 07/01/31(c)(d)	USD95	100,684
7.50%, 02/01/29(c)	USD85	88,677
7.88%, 04/15/27(c)(d)	USD18	18,041
8.75%, 11/15/30(c)	USD100	107,916
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(c)(d)	USD75	69,484
6.25%, 09/15/27(c)	USD57	56,959
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(c)	USD95	91,443
3.88%, 01/15/28(c)	USD195	191,404
4.00%, 10/15/30(c)	USD350	331,029
4.38%, 01/15/28(c)	USD95	93,814
5.63%, 09/15/29(c)(d)	USD50	50,869
6.13%, 06/15/29(c)	USD150	153,828
Cineplex Inc., 7.63%, 03/31/29(c)	CAD150	111,473
Garda World Security Corp.
4.63%, 02/15/27(c)	USD85	84,282
6.00%, 06/01/29(c)	USD50	48,872
Security	Par (000)	Value
Canada (continued)
7.75%, 02/15/28(c)(d)	USD55	$56,293
8.25%, 08/01/32(c)	USD85	86,454
8.38%, 11/15/32(c)	USD100	101,646
GFL Environmental Inc.
4.00%, 08/01/28(c)	USD100	97,804
4.38%, 08/15/29(c)	USD55	53,760
4.75%, 06/15/29(c)(d)	USD75	74,234
goeasy Ltd.
6.88%, Series 144*, 05/15/30(c)	USD55	53,960
6.88%, 02/15/31(c)	USD50	48,893
7.38%, 10/01/30(c)	USD50	49,958
7.63%, 07/01/29(c)	USD65	65,583
9.25%, 12/01/28(c)	USD75	77,790
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(c)	USD110	113,516
Jones Deslauriers Insurance Management Inc.
6.88%, 10/01/33(c)	USD50	49,429
8.50%, 03/15/30(c)	USD75	78,786
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(c)	USD45	33,820
10.75%, 06/30/32(c)(d)	USD60	30,995
Mattamy Group Corp.
4.63%, 03/01/30(c)	USD65	62,935
5.25%, 12/15/27(c)	USD60	59,763
Mattr Corp., 7.25%, 04/02/31(c)	CAD65	47,657
Methanex Corp.
5.13%, 10/15/27	USD85	85,136
5.25%, 12/15/29(d)	USD65	64,696
NOVA Chemicals Corp.
4.25%, 05/15/29(c)	USD57	55,267
5.25%, 06/01/27(c)	USD135	135,302
7.00%, 12/01/31(c)	USD50	53,061
8.50%, 11/15/28(c)	USD50	52,417
9.00%, 02/15/30(c)	USD60	64,185
NuVista Energy Ltd., 7.88%, 07/23/26(c)	CAD50	35,659
Open Text Corp.
3.88%, 02/15/28(c)	USD90	87,481
3.88%, 12/01/29(c)	USD105	99,373
Open Text Holdings Inc.
4.13%, 02/15/30(c)	USD115	109,543
4.13%, 12/01/31(c)	USD93	86,600
Parkland Corp.
3.88%, 06/16/26(c)	CAD75	53,447
4.38%, 03/26/29(c)	CAD100	70,831
4.50%, 10/01/29(c)	USD95	91,414
4.63%, 05/01/30(c)	USD105	101,542
5.88%, 07/15/27(c)	USD40	39,994
6.63%, 08/15/32(c)	USD70	71,318
RB Global Holdings Inc.
6.75%, 03/15/28(c)	USD85	86,811
7.75%, 03/15/31(c)	USD90	94,070
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(b)(c)	USD100	99,449
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)	USD125	130,920
7.13%, 04/15/55, (5-year CMT + 2.62%)(b)(d)	USD125	133,731
Sleep Country Canada Holdings Inc., 6.63%, 11/28/32	CAD150	109,953
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(d)	USD75	80,254
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)	USD50	52,082
Superior Plus LP, 4.25%, 05/18/28(c)	CAD50	35,427
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Tamarack Valley Energy Ltd.
6.88%, 07/25/30(c)	CAD75	$54,644
7.25%, 05/10/27(c)	CAD50	36,258
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(b)	USD75	77,461
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)	USD100	106,614
Wrangler Holdco Corp., 6.63%, 04/01/32(c)(d)	USD40	41,725
		6,444,101
Cayman Islands — 0.1%
Azorra Finance Ltd., 7.75%, 04/15/30(c)	USD75	79,105
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(c)	USD150	154,161
		233,266
China — 0.0%
Swissport Investments SA, 6.75%, 12/15/21(a)(e)(f)	EUR100	1
Colombia — 0.0%
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, 06/30/32(c)	USD50	52,378
Czech Republic — 0.1%
Allwyn Entertainment Financing UK PLC, 7.25%, 04/30/30(a)	EUR90	109,041
Denmark — 0.2%
Orsted A/S
1.50%, (5-year EUR Swap + 1.86%)(a)(b)	EUR100	97,888
1.75%, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR100	110,208
2.50%, (5-year UK GovernmentBond + 2.13%)(a)(b)	GBP100	98,241
Orsted AS, 5.25%, (5-year EUR Swap + 2.62%)(a)(b)	EUR100	117,976
		424,313
Finland — 0.2%
Citycon Treasury BV
1.63%, 03/12/28(a)	EUR100	108,937
5.00%, 03/11/30(a)	EUR100	114,552
Finnair OYJ, 4.75%, 05/24/29(a)	EUR100	119,031
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR100	117,080
		459,600
France — 5.2%
Afflelou SAS, 6.00%, 07/25/29(a)	EUR100	120,147
Air France-KLM
3.75%, 09/04/30(a)	EUR100	115,289
8.13%, 05/31/28(a)	EUR100	128,546
Altice France SA
4.75%, 10/15/30(a)	EUR150	165,721
5.38%, 03/15/32(a)	EUR100	110,609
6.50%, 10/15/31(c)	USD35	33,039
6.50%, 03/15/32(c)	USD212	202,524
6.88%, 10/15/30(c)	USD115	112,865
6.88%, 07/15/32(c)	USD154	147,762
9.50%, 11/01/29(c)	USD135	137,366
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR100	119,298
CAB SELAS, 3.38%, 02/01/28(a)	EUR100	106,133
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR100	80,281
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR100	11,174
CMA CGM SA
4.88%, 01/15/32(a)	EUR150	172,638
5.50%, 07/15/29(a)	EUR100	119,894
Security	Par (000)	Value
France (continued)
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(b)(c)(g)	USD200	$231,235
Elior Group SA, 5.63%, 03/15/30(a)	EUR100	118,907
Emeria SASU, 3.38%, 03/31/28(a)	EUR100	96,655
Eramet SA, 7.00%, 05/22/28(a)	EUR100	114,440
Eutelsat SA
1.50%, 10/13/28(a)	EUR100	108,236
9.75%, 04/13/29(a)	EUR100	123,399
Flamingo Lux II SCA, 5.00%, 03/31/29(a)	EUR100	35,950
Fnac Darty SA, 6.00%, 04/01/29(a)	EUR100	119,857
Forvia SE
2.38%, 06/15/27(a)	EUR100	113,805
3.75%, 06/15/28(a)	EUR100	114,942
5.13%, 06/15/29(a)	EUR100	118,838
5.38%, 03/15/31(a)	EUR100	117,943
5.50%, 06/15/31(a)	EUR100	118,527
5.63%, 06/15/30(a)	EUR100	119,155
6.75%, 09/15/33(c)	USD50	50,834
Getlink SE, 4.13%, 04/15/30(a)	EUR100	118,270
Goldstory SAS, 6.75%, 02/01/30(a)	EUR100	119,178
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.88%, 10/24/29(a)	EUR100	119,834
Series ., 0.63%, Series ., 09/16/28(a)	EUR100	106,737
Iliad Holding SAS
5.38%, 04/15/30(a)	EUR100	118,381
5.63%, 10/15/28(a)	EUR100	116,903
6.88%, 04/15/31(a)	EUR100	123,200
7.00%, 10/15/28(c)	USD100	101,314
7.00%, 04/15/32(c)	USD100	102,243
8.50%, 04/15/31(c)	USD115	123,350
iliad SA
1.88%, 02/11/28(a)	EUR100	112,193
4.25%, 12/15/29(a)	EUR100	118,127
5.38%, 06/14/27(a)	EUR100	118,937
5.38%, 02/15/29(a)	EUR100	121,467
Series ., 5.38%, Series ., 05/02/31(a)	EUR100	122,851
IPD 3 BV, 5.50%, 06/15/31(a)	EUR100	117,375
Laboratoire Eimer SELAS, 5.00%, 02/01/29(a)	EUR100	96,503
Loxam SAS
4.25%, 02/15/31(a)	EUR100	114,729
6.38%, 05/15/28(a)	EUR100	118,605
6.38%, 05/31/29(a)	EUR112	134,071
Mobilux Finance SAS, 7.00%, 05/15/30(a)	EUR100	120,362
New Immo Holding SA
3.25%, 07/23/27(a)	EUR100	114,149
5.88%, 04/17/28(a)	EUR200	238,558
6.00%, 03/22/29(a)	EUR100	120,192
Nexans SA
4.13%, 05/29/29(a)	EUR100	118,349
4.25%, 03/11/30(a)	EUR100	119,285
Opal Bidco SAS
5.50%, 03/31/32(a)	EUR200	238,715
6.50%, 03/31/32(c)	USD150	154,305
Opmobility, 4.88%, 03/13/29(a)	EUR100	119,623
OVH Groupe SA, 4.75%, 02/05/31(a)	EUR100	116,478
Paprec Holding SA, 4.13%, 07/15/30(a)	EUR100	117,104
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR100	120,674

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.20%)(a)(b)	EUR100	$117,048
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR100	120,684
Renault SA
2.50%, 06/02/27(a)	EUR100	114,485
2.50%, 04/01/28(a)	EUR100	114,040
3.88%, 09/30/30(a)	EUR100	115,654
Rexel SA
2.13%, 12/15/28(a)	EUR100	112,314
4.00%, 09/15/30(a)	EUR100	117,493
Seche Environnement SACA, 4.50%, 03/25/30(a)	EUR100	117,757
SNF Group SACA, 4.50%, 03/15/32(a)	EUR100	118,800
SPIE SA, 3.75%, 05/28/30(a)	EUR100	116,905
Tereos Finance Groupe I SA
4.75%, 04/30/27(a)	EUR100	115,246
5.75%, 04/30/31(a)	EUR100	111,156
Valeo SE
1.00%, 08/03/28(a)	EUR100	109,161
4.50%, 04/11/30(a)	EUR100	117,633
4.63%, 03/23/32(a)	EUR100	115,235
5.38%, 05/28/27(a)	EUR100	118,806
5.88%, 04/12/29(a)	EUR100	123,842
Viridien, 8.50%, 10/15/30(a)	EUR96	115,255
Worldline SA/France
0.88%, 06/30/27(a)	EUR100	99,583
4.13%, 09/12/28(a)	EUR100	96,454
5.25%, 11/27/29(a)	EUR100	91,801
		9,987,423
Germany — 3.4%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR100	120,335
Alstria Office AG, 5.50%, 03/20/31(a)	EUR100	118,372
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.18%)(a)(b)	EUR100	113,549
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(a)(b)	EUR100	118,958
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.26%)(a)(b)	EUR100	119,819
6.63%, 09/25/83, (5-year EUR Swap + 3.43%)(a)(b)	EUR100	123,308
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(a)(b)	EUR100	127,371
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.75%)(a)(b)	EUR100	116,575
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75, (5-year EUR Swap + 3.26%)(a)(b)	EUR100	116,073
Birkenstock Financing SARL, 5.25%, 04/30/29(a)	EUR100	116,116
Ceconomy AG, 6.25%, 07/15/29(a)	EUR100	120,909
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR100	113,374
7.50%, 05/15/30(a)	EUR100	118,497
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR100	119,566
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(a)(b)	EUR100	120,532
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR100	115,576
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR100	116,564
Gruenenthal GmbH
4.63%, 11/15/31(a)	EUR100	117,020
Security	Par (000)	Value
Germany (continued)
6.75%, 05/15/30(a)	EUR100	$120,906
Hella GmbH & Co. KGaA, 0.50%, 01/26/27	EUR100	112,048
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(c)(h)	USD50	50,091
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(h)	EUR200	244,089
7.00%, 11/15/31, (7.00 % in Cash and 7.75 % in PIK)(a)(h)	EUR100	124,919
7.75%, 11/15/30, (7.75 % Cash and 8.50 % PIK)(c)(h)	USD100	103,250
8.00%, 11/15/32, (8.00% Cash)(c)(h)	USD25	26,076
Mahle GmbH, 6.50%, 05/02/31(a)	EUR100	118,630
Mercer International Inc.
5.13%, 02/01/29(d)	USD110	70,811
12.88%, 10/01/28(c)	USD45	37,277
METRO AG, 4.00%, 03/05/30(a)	EUR100	119,828
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR100	123,659
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30(a)	EUR100	118,551
Phoenix PIB Dutch Finance BV, 4.88%, 07/10/29(a)	EUR100	120,880
Progroup AG, 5.38%, 04/15/31(a)	EUR100	116,215
Schaeffler AG
2.88%, 03/26/27(a)	EUR75	86,318
3.38%, 10/12/28(a)	EUR100	114,684
4.50%, 03/28/30(a)	EUR100	117,592
4.75%, 08/14/29(a)	EUR100	118,809
5.38%, 04/01/31(a)	EUR100	121,751
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)	EUR100	119,114
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(h)	EUR110	86,369
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR100	115,344
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(c)	USD175	174,741
TUI AG, 5.88%, 03/15/29(a)	EUR100	119,517
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR100	119,860
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31(a)	EUR100	120,300
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR100	110,451
3.00%, 10/23/29(a)	EUR100	103,810
4.75%, 01/31/29(a)	EUR100	111,538
6.13%, 03/13/29(a)	EUR100	116,017
7.00%, 06/12/30(a)	EUR100	117,464
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR100	111,341
2.75%, 05/25/27(a)	EUR100	112,148
3.75%, 09/21/28(a)	EUR100	110,101
ZF North America Capital Inc.
6.75%, 04/23/30(c)	USD175	166,398
6.88%, 04/14/28(c)	USD75	75,230
7.13%, 04/14/30(c)	USD100	97,047
7.50%, 03/24/31(c)	USD175	166,775
		6,552,463
Greece — 0.4%
Alpha Bank SA, 4.31%, 07/23/36, (5-year EURIBOR ICE Swap + 1.93%)(a)(b)	EUR100	117,104
Eurobank Ergasias Services and Holdings SA, 10.00%, 12/06/32, (5-year EUR Swap + 7.59%)(a)(b)	EUR100	130,986
Metlen Energy & Metals SA, 4.00%, 10/17/29(a)	EUR100	117,899
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Greece (continued)
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR100	$124,020
Piraeus Financial Holdings SA, 7.25%, 04/17/34, (5-year EUR Swap + 4.73%)(a)(b)	EUR100	127,344
Public Power Corp. SA
4.25%, 10/31/30(a)	EUR100	117,107
4.63%, 10/31/31(a)	EUR100	118,380
		852,840
Hong Kong — 0.2%
Melco Resorts Finance Ltd.
5.38%, 12/04/29(c)	USD135	133,177
5.75%, 07/21/28(c)	USD125	124,804
6.50%, 09/24/33(c)	USD50	50,285
7.63%, 04/17/32(c)	USD100	105,269
		413,535
Ireland — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(c)	USD75	19,725
eircom Finance DAC, 5.00%, 04/30/31(a)	EUR100	117,673
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR100	119,330
GGAM Finance Ltd.
5.88%, 03/15/30(c)	USD50	50,764
6.88%, 04/15/29(c)	USD70	72,616
8.00%, 02/15/27(c)	USD70	71,671
8.00%, 06/15/28(c)	USD70	74,152
		525,931
Israel — 1.1%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(c)	USD56	55,010
5.88%, 03/30/31(a)(c)	USD95	91,729
8.50%, 09/30/33(a)(c)	USD90	95,939
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(c)	USD80	80,355
6.75%, 06/30/30(a)(c)	USD60	60,697
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR100	110,482
1.88%, 03/31/27(a)	EUR100	113,420
3.75%, 05/09/27	EUR100	116,162
4.13%, 06/01/31	EUR125	146,767
4.38%, 05/09/30	EUR150	177,714
7.38%, 09/15/29	EUR100	130,607
7.88%, 09/15/31	EUR100	138,238
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD100	99,963
5.13%, 05/09/29	USD150	150,717
6.00%, 12/01/32	USD100	104,385
6.75%, 03/01/28	USD150	155,636
8.13%, 09/15/31	USD75	85,980
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	USD100	103,262
		2,017,063
Italy — 3.2%
Agrifarma SpA, 4.50%, 10/31/28(a)	EUR100	115,619
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR100	116,678
Banca IFIS SpA
3.63%, 11/15/29(a)	EUR100	115,657
6.13%, 01/19/27(a)	EUR100	119,617
Security	Par (000)	Value
Italy (continued)
Banca Monte dei Paschi di Siena SpA, 10.50%, 07/23/29(a)	EUR100	$143,147
Banca Popolare di Sondrio SpA, 3.88%, 02/25/32, (5-year EUR Swap + 3.96%)(a)(b)	EUR100	116,271
Banco BPM SpA, 4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.25%)(a)(b)	EUR200	239,007
BFF Bank SpA, 4.88%, 03/30/28, (1-year EURIBOR ICE Swap + 2.62%)(a)(b)	EUR100	117,761
BPER Banca SpA
3.88%, 07/25/32, (5-year EUR Swap + 3.72%)(a)(b)	EUR200	232,723
5.75%, 09/11/29, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR150	186,135
Bubbles Holdco SPA, 6.50%, 09/30/31(a)	EUR100	118,105
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR100	106,165
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR100	117,557
Engineering - Ingegneria Informatica - SpA, 8.63%, 02/15/30(a)	EUR100	123,217
Eolo SpA, 4.88%, 10/21/28(a)	EUR100	104,784
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR100	112,099
Fibercop SpA
4.75%, 06/30/30(a)	EUR125	146,673
5.13%, 06/30/32(a)	EUR100	117,463
Series 2036, 7.20%, Series 2036, 07/18/36(c)	USD225	227,361
Gruppo San Donato SpA, 6.50%, 10/31/31(a)	EUR100	118,433
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR100	112,177
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR100	114,829
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31(a)	EUR100	107,055
3.63%, 10/13/32(a)	EUR100	114,867
3.75%, 04/01/30(a)	EUR100	117,349
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR100	116,696
Lottomatica Group SpA, 4.88%, 01/31/31(a)	EUR100	118,826
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR100	119,363
Mundys SpA
1.88%, 07/13/27(a)	EUR100	113,800
1.88%, 02/12/28(a)	EUR100	112,684
4.50%, 01/24/30(a)	EUR100	120,438
4.75%, 01/24/29(a)	EUR100	120,652
Neopharmed Gentili SpA, 7.13%, 04/08/30(a)	EUR100	120,119
Optics Bidco SpA
1.63%, 01/18/29	EUR100	108,099
6.88%, 02/15/28(a)	EUR100	123,149
7.75%, 01/24/33	EUR100	134,225
7.88%, 07/31/28(a)	EUR100	127,278
Rekeep SpA, 9.00%, 09/15/29(a)	EUR100	108,668
Rossini SARL, 6.75%, 12/31/29(a)	EUR100	121,469
Saipem Finance International BV, 3.13%, 03/31/28(a)	EUR100	115,904
TeamSystem SpA, 5.00%, 07/01/31(a)	EUR100	116,414
Telecom Italia SpA
3.63%, 09/30/30(a)	EUR100	115,826
7.88%, 07/31/28(a)	EUR100	128,421
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR100	110,305
2.38%, 10/12/27(a)	EUR100	115,285
Webuild SpA
3.63%, 01/28/27(a)	EUR100	116,232
7.00%, 09/27/28(a)	EUR100	125,146
Series ., 4.13%, Series ., 07/03/31(a)	EUR100	116,604

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
X3G Mergeco SpA, 7.00%, 05/15/30(a)	EUR100	$109,222
		6,195,574
Japan — 1.6%
Kioxia Holdings Corp.
6.25%, 07/24/30	USD125	129,143
6.63%, 07/24/33(c)	USD125	130,457
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR100	113,432
4.35%, 09/17/27(c)	USD250	244,972
4.81%, 09/17/30(c)	USD275	258,098
5.25%, 07/17/29(a)	EUR100	117,968
6.38%, 07/17/33(a)	EUR100	119,010
7.50%, 07/17/30(c)	USD200	209,296
7.75%, 07/17/32(c)	USD200	210,819
8.13%, 07/17/35(c)	USD50	53,168
Rakuten Group Inc.
6.25%, (5-year CMT + 4.96%)(b)(c)(g)	USD110	106,397
8.13%, (5-year CMT + 4.25%)(b)(c)(g)	USD50	52,198
9.75%, 04/15/29(c)	USD250	280,154
11.25%, 02/15/27(c)	USD250	269,942
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR100	114,815
3.88%, 07/06/32(a)	EUR100	110,249
4.00%, 09/19/29(a)	EUR125	144,256
5.25%, 10/10/29(a)	EUR100	119,324
5.38%, 01/08/29(a)	EUR100	119,530
5.75%, 07/08/32(a)	EUR100	120,170
Series ., 5.88%, Series ., 07/10/31(a)	EUR100	121,555
		3,144,953
Jersey — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)	USD125	110,814
10.38%, 03/31/29(a)	GBP100	116,652
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR100	117,093
		344,559
Luxembourg — 1.9%
Aegis Lux 1a Sarl, 5.63%, 10/29/31, (5.60 % PIK)(a)(h)	EUR100	116,342
Albion Financing 1 SARL/Aggreko Holdings Inc.
5.38%, 05/21/30(a)	EUR100	119,258
7.00%, 05/21/30(c)	USD175	181,166
Altice Financing SA
3.00%, 01/15/28(a)	EUR100	85,771
4.25%, 08/15/29(a)	EUR100	84,850
5.00%, 01/15/28(c)	USD135	101,542
5.75%, 08/15/29(c)	USD250	181,584
Altice Finco SA, 4.75%, 01/15/28(a)	EUR100	40,378
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(c)	USD20	18,808
Altice Holdings 1 SARL, 0.00%(c)	EUR0	1,256
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(h)	EUR106	1,345
Cidron Aida Finco Sarl
7.00%, 10/27/31(a)	EUR100	115,788
9.13%, 10/27/31(a)	GBP100	131,708
Currenta Group Holdings Sarl, 5.50%, 05/15/30(a)	EUR100	116,431
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR100	121,735
Essendi SA
5.50%, 11/15/31(a)	EUR100	119,180
6.38%, 10/15/29(a)	EUR100	121,244
Security	Par (000)	Value
Luxembourg (continued)
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR100	$58,342
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR100	103,109
6.38%, 04/15/29(a)	EUR100	107,826
INEOS Finance PLC, 7.25%, 03/31/31(a)	EUR100	105,947
ION Platform Finance SARL
6.88%, 09/30/32(a)	EUR100	112,631
7.88%, 05/01/29(a)	EUR100	117,734
Kleopatra Finco SARL, 1.00%, 09/01/29, (6.50 % in Cash and 2.50 % in PIK)(a)(e)(f)(h)	EUR102	4,243
LHMC Finco 2 Sarl, 8.63%, 05/15/30, (8.63 % in Cash and 9.38 % in PIK)(a)(h)	EUR100	120,080
Loarre Investments SARL, 6.50%, 05/15/29(a)	EUR100	118,755
Luna 1.5 Sarl, 10.50%, 07/01/32, (10.50 % PIK)(a)(h)	EUR100	119,211
Luna 2 5SARL, 5.50%, 07/01/32(a)	EUR100	116,738
Matterhorn Telecom SA, 4.50%, 01/30/30(a)	EUR100	117,921
Maxam Prill Sarl, 6.00%, 07/15/30(a)	EUR100	116,834
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR100	119,303
SES SA, 5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.23%)(a)(b)	EUR125	148,607
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR100	109,967
Vivion Investments SARL
6.50%, 02/28/29, (6.50 % PIK)(a)(h)	EUR101	115,768
8.50%, 08/31/28, (6.50 % Cash and 1.40 % PIK)(a)(h)	EUR102	117,649
		3,589,051
Macau — 0.4%
MGM China Holdings Ltd.
4.75%, 02/01/27(c)	USD75	74,681
7.13%, 06/26/31(c)	USD100	105,818
Studio City Finance Ltd.
5.00%, 01/15/29(c)	USD145	138,661
6.50%, 01/15/28(c)	USD60	59,886
Wynn Macau Ltd.
5.13%, 12/15/29(c)	USD125	123,202
5.50%, 10/01/27(c)	USD75	74,828
5.63%, 08/26/28(c)	USD125	124,856
6.75%, 02/15/34(c)	USD125	126,095
		828,027
Netherlands — 1.3%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR100	119,071
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)	GBP100	139,850
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR100	108,258
Odido Holding BV, 3.75%, 01/15/29(a)	EUR100	114,644
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR150	171,294
5.13%, 02/15/30(a)	EUR100	119,045
Sunrise FinCo I BV
4.63%, 05/15/32(a)	EUR100	116,659
4.88%, 07/15/31(c)	USD150	143,180
Trivium Packaging Finance BV
6.63%, 07/15/30(a)	EUR100	120,116
8.25%, 07/15/30(c)	USD75	77,629
12.25%, 01/15/31(c)	USD75	78,426
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR100	114,216
Versuni Group BV, 3.13%, 06/15/28(a)	EUR100	112,155
VZ Secured Financing BV
3.50%, 01/15/32(a)	EUR100	108,175
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
5.00%, 01/15/32(c)	USD175	$159,057
5.25%, 01/15/33(a)	EUR100	115,235
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR100	102,336
5.13%, 02/28/30(c)	USD75	65,984
6.13%, 11/15/32(a)	EUR125	136,652
Ziggo BV
2.88%, 01/15/30(a)	EUR100	109,136
4.88%, 01/15/30(c)	USD110	103,935
		2,435,053
Norway — 0.1%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.77%)(a)(b)	EUR100	127,850
Poland — 0.1%
GTC Finance DAC, Series ., 6.50%, Series ., 10/15/30(a)	EUR100	105,196
Transportes Aereos Portugueses SA, 5.13%, 11/15/29(a)	EUR100	119,383
		224,579
Portugal — 0.4%
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.89%)(a)(b)	EUR100	112,893
1.88%, 03/14/82, (5-year EUR Swap + 2.08%)(a)(b)	EUR100	107,870
4.50%, 05/27/55, (5-year EURIBOR ICE Swap + 2.23%)(a)(b)	EUR100	117,831
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.39%)(a)(b)	EUR100	118,969
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR100	119,814
5.94%, 04/23/83, (5-year EUR Swap + 3.18%)(a)(b)	EUR100	121,972
		699,349
Slovenia — 0.2%
United Group BV
3.63%, 02/15/28(a)	EUR100	113,698
5.25%, 02/01/30(a)	EUR100	113,687
6.75%, 02/15/31(a)	EUR100	117,320
		344,705
Spain — 0.9%
ACS Actividades de Construccion y Servicios SA, 3.75%, 06/11/30(a)	EUR100	115,652
Arena Luxembourg Finance Sarl, 1.88%, 02/01/28(a)	EUR100	112,277
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(c)	USD50	48,314
Banco de Credito Social Cooperativo SA, 4.25%, 10/13/37, (1-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR100	115,427
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(c)	USD100	101,079
Cirsa Finance International Sarl, 4.88%, 10/15/31(a)	EUR100	117,561
Cirsa Finance International SARL, 10.38%, 11/30/27(a)	EUR90	106,433
eDreams ODIGEO SA, 4.88%, 12/30/30(a)	EUR100	117,402
Security	Par (000)	Value
Spain (continued)
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(c)	USD75	$69,699
Grifols SA
2.25%, 11/15/27(a)	EUR100	113,070
3.88%, 10/15/28(a)	EUR125	140,182
Grupo Antolin Irausa SA, 3.50%, 04/30/28(a)	EUR100	76,964
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR100	116,136
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR250	288,229
Unicaja Banco SA, 5.50%, 06/22/34, (5-year EUR Swap + 2.80%)(a)(b)	EUR100	122,186
		1,760,611
Sweden — 0.5%
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR100	120,037
Dometic Group AB, 2.00%, 09/29/28(a)	EUR100	110,908
Heimstaden AB, 8.38%, 01/29/30(a)	EUR100	120,530
Stena International SA
7.25%, 01/15/31(c)	USD100	101,949
7.63%, 02/15/31(c)	USD75	76,576
Verisure Holding AB, 5.50%, 05/15/30(a)	EUR100	119,492
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR100	115,824
Volvo Car AB
2.50%, 10/07/27(a)	EUR100	114,734
4.75%, 05/08/30(a)	EUR100	119,994
		1,000,044
Switzerland — 0.3%
Dufry One BV
2.00%, 02/15/27(a)	EUR100	113,975
3.38%, 04/15/28(a)	EUR100	115,309
4.75%, 04/18/31(a)	EUR100	119,130
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(c)(d)	USD120	116,263
7.88%, 05/01/27(c)	USD70	71,045
9.50%, 06/01/28(c)(d)	USD50	51,834
		587,556
United Kingdom — 5.8%
888 Acquisitions Ltd., 8.00%, 09/30/31(a)	EUR100	107,623
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 05/15/29(a)	EUR100	125,043
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR100	120,947
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR100	119,388
7.75%, 02/15/31(c)	USD150	156,816
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(c)	USD175	182,145
Arqiva Broadcast Finance PLC, 8.63%, 07/01/30(a)	GBP100	136,543
B&M European Value Retail SA, 8.13%, 11/15/30(a)	GBP100	136,291
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR150	162,755
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR100	69,314
Bellis Acquisition Co. PLC
8.00%, 07/01/31(a)	EUR100	116,873
8.13%, 05/14/30(a)	GBP225	284,598
Belron U.K. Finance PLC
4.63%, 10/15/29(a)	EUR100	118,437
5.75%, 10/15/29(c)	USD125	126,612
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR100	119,015

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Boparan Finance PLC, 9.38%, 11/07/29(a)	GBP100	$139,216
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(b)(c)	USD50	49,325
4.88%, 11/23/81, (5-year CMT + 3.49%)(b)(c)	USD45	43,284
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.54%)(a)(b)	EUR100	120,745
8.38%, 12/20/83, (5-year UK Government Bond + 3.82%)(a)(b)	GBP100	141,393
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR100	118,222
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP100	137,092
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD250	264,709
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(a)	EUR100	118,069
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP100	130,884
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP100	139,035
EG Global Finance PLC
11.00%, 11/30/28(a)	EUR100	125,588
12.00%, 11/30/28(c)	USD125	136,842
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR100	117,155
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(c)	USD175	166,729
8.75%, 01/15/32(c)	USD75	70,989
Heathrow Finance PLC, 3.88%, 03/01/27(a)(i)	GBP100	128,315
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)	USD105	108,029
8.13%, 02/15/32(c)	USD65	66,992
Iceland Bondco PLC, 10.88%, 12/15/27(a)	GBP96	133,369
INEOS Finance PLC
6.75%, 05/15/28(c)	USD75	70,625
7.50%, 04/15/29(c)	USD100	92,691
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR100	99,906
8.50%, 03/15/29(a)	EUR100	106,105
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR100	116,701
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(c)	USD50	49,254
5.88%, 01/15/28(c)	USD105	104,979
6.88%, 11/15/26(a)	EUR100	118,500
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP100	134,480
Kane Bidco Ltd., 7.75%, 07/15/31(a)	GBP100	133,118
Market Bidco Finco PLC
6.75%, 01/31/31(a)	EUR100	114,972
8.75%, 01/31/31(a)	GBP100	130,261
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(c)	USD50	41,911
Metro Bank Holdings PLC, 12.00%, 04/30/29, (1-year UK Government Bond + 7.81%)(a)(b)	GBP100	149,851
Miller Homes Group Finco PLC, 7.00%, 05/15/29(a)	GBP100	131,280
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR100	88,112
Motion Bondco DAC, 6.63%, 11/15/27(c)	USD50	48,366
Motion Finco SARL
7.38%, 06/15/30(a)	EUR100	102,302
8.38%, 02/15/32(c)	USD50	42,069
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.53%)(a)(b)	EUR100	113,358
Nomad Foods Bondco PLC, 2.50%, 06/24/28(a)	EUR100	112,913
Security	Par (000)	Value
United Kingdom (continued)
Ocado Group PLC, Series ., 11.00%, Series ., 06/15/30(a)	GBP100	$130,797
Odeon Finco PLC, 12.75%, 11/01/27(c)	USD50	51,706
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR100	120,663
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)	GBP100	138,240
Project Grand U.K. PLC, 9.00%, 06/01/29(a)	EUR100	118,260
Punch Finance PLC, 7.88%, 12/30/30(a)	GBP100	134,177
RAY Financing LLC, 6.50%, 07/15/31(a)	EUR100	116,627
Synthomer PLC, 7.38%, 05/02/29(a)	EUR100	100,066
Thames Water Utilities Finance PLC
1.25%, 01/31/34(a)	EUR100	80,014
2.63%, 01/24/34(a)	GBP100	91,218
2.88%, 05/03/29(a)	GBP100	6,334
4.00%, 04/18/29(a)	EUR100	81,564
4.38%, 01/18/33(a)	EUR100	81,123
TVL Finance PLC, 10.25%, 04/28/28(a)	GBP100	132,283
Victoria PLC, 9.88%, 08/26/29, (9.87 % PIK)(a)(h)	EUR103	88,668
Virgin Media Finance PLC, 5.00%, 07/15/30(c)	USD100	89,200
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP100	118,532
4.25%, 01/15/30(a)	GBP150	180,541
4.50%, 08/15/30(c)	USD115	106,823
5.50%, 05/15/29(c)	USD200	196,262
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP100	127,655
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)	USD75	73,382
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR150	164,109
4.00%, 01/31/29(a)	GBP100	124,357
4.25%, 01/31/31(c)	USD175	159,470
4.75%, 07/15/31(c)	USD160	148,173
5.63%, 04/15/32(a)	EUR200	234,154
7.75%, 04/15/32(c)	USD100	103,659
Vodafone Group PLC
3.00%, 08/27/80, (5-year EUR Swap + 3.48%)(a)(b)	EUR100	111,467
4.13%, 06/04/81, (5-year CMT + 2.77%)(b)	USD120	112,785
4.20%, 10/03/78, (5-year EUR Swap + 3.43%)(a)(b)	EUR100	118,645
4.63%, 09/12/55, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)	EUR100	115,364
6.50%, 08/30/84, (5-year EUR Swap + 3.49%)(a)(b)	EUR150	189,299
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)	USD240	253,409
8.00%, 08/30/86, (5-year UK Government Bond + 3.84%)(a)(b)	GBP100	143,710
Wolseley Group Finco PLC, 9.75%, 01/31/31(a)	GBP100	128,442
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR112	136,798
		11,248,112
United States — 63.7%
1261229 BC Ltd., 10.00%, 04/15/32(c)	USD575	600,994
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(c)	USD58	56,721
5.50%, 07/01/28(c)	USD83	82,457
7.38%, 03/15/33(c)(d)	USD65	67,260
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(c)	USD70	67,538
6.00%, 08/01/29(c)	USD60	59,365
6.75%, 07/01/32(c)	USD50	51,248
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.50%, 11/06/30(c)	USD160	$165,664
8.25%, 02/01/29(c)	USD125	130,035
8.50%, 06/15/29(c)	USD60	62,985
AdaptHealth LLC
4.63%, 08/01/29(c)	USD60	56,884
5.13%, 03/01/30(c)	USD60	57,328
Adient Global Holdings Ltd.
7.00%, 04/15/28(c)	USD50	51,242
7.50%, 02/15/33(c)(d)	USD95	98,320
8.25%, 04/15/31(c)(d)	USD55	57,444
ADT Security Corp., 5.88%, 10/15/33(c)	USD60	60,852
ADT Security Corp. (The), 4.13%, 08/01/29(c)(d)	USD135	130,765
Advance Auto Parts Inc.
3.90%, 04/15/30	USD50	45,809
7.00%, 08/01/30(c)	USD115	115,990
7.38%, 08/01/33(c)(d)	USD120	121,560
AECOM, 6.00%, 08/01/33(c)	USD140	143,634
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(b)	USD75	72,709
7.60%, 01/15/55, (5-year CMT + 3.20%)(b)	USD115	117,386
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)	USD135	140,136
AG Issuer LLC, 6.25%, 03/01/28(c)	USD65	65,048
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(c)	USD160	152,656
4.63%, 01/15/27(c)	USD165	164,737
4.88%, 02/15/30(c)	USD135	133,183
5.50%, 03/31/31(c)	USD30	30,236
5.75%, 03/31/34(c)	USD45	45,219
5.88%, 02/15/28(c)	USD65	65,077
6.25%, 03/15/33(c)(d)	USD75	77,174
6.50%, 02/15/28(c)	USD110	111,974
Alcoa Nederland Holding BV
4.13%, 03/31/29(c)	USD50	48,629
7.13%, 03/15/31(c)	USD125	131,908
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(c)	USD75	73,815
5.88%, 11/01/29(c)	USD55	54,640
6.50%, 10/01/31(c)	USD125	128,197
6.75%, 10/15/27(c)	USD155	155,526
6.75%, 04/15/28(c)	USD160	162,585
7.00%, 01/15/31(c)	USD205	212,110
7.38%, 10/01/32(c)	USD90	92,972
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)(d)	USD290	302,118
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(c)(d)	USD125	121,986
6.88%, 06/15/30(c)	USD115	117,843
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(a)	EUR100	113,484
4.63%, 06/01/28(c)	USD250	244,987
Allison Transmission Inc.
3.75%, 01/30/31(c)(d)	USD95	87,767
4.75%, 10/01/27(c)	USD55	54,667
5.88%, 06/01/29(c)(d)	USD65	65,562
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(b)	USD60	60,282
6.70%, 02/14/33(d)	USD50	51,941
Security	Par (000)	Value
United States (continued)
Alpha Generation LLC
6.25%, 01/15/34(c)	USD65	$65,754
6.75%, 10/15/32(c)	USD120	123,410
Alumina Pty. Ltd.
6.13%, 03/15/30(c)	USD75	76,884
6.38%, 09/15/32(c)	USD50	51,697
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(c)(d)	USD105	89,258
AMC Networks Inc.
4.25%, 02/15/29(d)	USD3	2,574
10.25%, 01/15/29(c)	USD100	105,036
10.50%, 07/15/32(c)	USD50	52,575
Amentum Holdings Inc., 7.25%, 08/01/32(c)	USD100	103,977
American Airlines Inc.
7.25%, 02/15/28(c)(d)	USD90	92,062
8.50%, 05/15/29(c)(d)	USD115	119,965
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)	USD350	352,584
American Axle & Manufacturing Inc.
5.00%, 10/01/29(d)	USD85	80,698
6.38%, 10/15/32(c)	USD35	35,077
6.50%, 04/01/27	USD45	45,052
6.88%, 07/01/28(d)	USD49	49,104
7.75%, 10/15/33(c)	USD40	40,041
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(c)	USD60	57,114
4.00%, 01/15/28(c)	USD90	88,645
American National Group Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)	USD50	50,987
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD60	60,208
9.38%, 06/01/28(c)	USD65	67,331
9.50%, 06/01/30(c)	USD55	57,769
AmWINS Group Inc.
4.88%, 06/30/29(c)	USD100	96,503
6.38%, 02/15/29(c)	USD95	96,777
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(c)	USD105	104,935
5.75%, 01/15/28(c)	USD80	79,939
5.75%, 10/15/33(c)	USD75	74,864
6.63%, 02/01/32(c)(d)	USD90	93,155
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)	USD90	90,954
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(c)	USD55	50,410
5.75%, 01/15/29(c)	USD51	48,960
9.75%, 04/15/30(c)	USD50	54,382
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)	USD60	61,268
Aramark Services Inc., 5.00%, 02/01/28(c)	USD160	159,506
Arches Buyer Inc.
4.25%, 06/01/28(c)	USD115	112,349
6.13%, 12/01/28(c)	USD75	73,203
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(c)	USD75	75,207
6.63%, 09/01/32(c)	USD100	102,900

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Arcosa Inc.
4.38%, 04/15/29(c)	USD50	$48,617
6.88%, 08/15/32(c)	USD50	52,288
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR100	110,376
3.25%, 09/01/28(c)	USD75	71,504
4.00%, 09/01/29(c)	USD100	93,246
6.00%, 06/15/27(c)	USD75	75,179
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(c)	USD110	99,704
4.75%, 07/15/27(a)	GBP100	39,094
5.25%, 08/15/27(c)	USD100	24,301
Aretec Group Inc.
7.50%, 04/01/29(c)(d)	USD50	50,343
10.00%, 08/15/30(c)	USD70	76,199
Arsenal AIC Parent LLC
8.00%, 10/01/30(c)	USD75	79,589
11.50%, 10/01/31(c)	USD60	66,639
Asbury Automotive Group Inc.
4.50%, 03/01/28	USD76	75,235
4.63%, 11/15/29(c)(d)	USD95	92,298
4.75%, 03/01/30(d)	USD35	34,179
5.00%, 02/15/32(c)	USD70	67,370
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(c)	USD75	74,658
6.63%, 10/15/32(c)	USD70	71,359
6.63%, 07/15/33(c)	USD25	25,417
Ashland Services BV, 2.00%, 01/30/28(a)	EUR100	111,837
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(c)	USD55	51,689
6.88%, 08/01/33(c)	USD55	55,734
ASP Unifrax Holdings Inc., 7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(c)(h)	USD44	16,589
AthenaHealth Group Inc., 6.50%, 02/15/30(c)(d)	USD265	259,160
ATI Inc., 7.25%, 08/15/30	USD35	36,748
Avantor Funding Inc.
3.88%, 11/01/29(c)	USD95	90,209
4.63%, 07/15/28(c)	USD205	201,644
Avient Corp.
6.25%, 11/01/31(c)	USD85	86,715
7.13%, 08/01/30(c)	USD75	77,205
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(c)(d)	USD75	72,200
5.38%, 03/01/29(c)	USD70	67,520
8.00%, 02/15/31(c)(d)	USD50	50,922
8.25%, 01/15/30(c)(d)	USD80	81,754
8.38%, 06/15/32(c)(d)	USD75	76,986
Avis Budget Finance PLC, 7.00%, 02/28/29(a)	EUR100	117,272
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(c)	USD75	78,602
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD75	71,299
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)	USD50	49,856
Axon Enterprise Inc.
6.13%, 03/15/30(c)	USD95	97,845
Security	Par (000)	Value
United States (continued)
6.25%, 03/15/33(c)	USD95	$98,512
Azorra Finance Ltd., 7.25%, 01/15/31(c)	USD50	52,307
B&G Foods Inc.
5.25%, 09/15/27	USD55	52,870
8.00%, 09/15/28(c)	USD95	89,362
Ball Corp.
1.50%, 03/15/27	EUR100	113,643
2.88%, 08/15/30	USD150	137,255
3.13%, 09/15/31	USD115	104,809
4.25%, 07/01/32	EUR100	118,565
5.50%, 09/15/33	USD100	101,133
6.00%, 06/15/29	USD110	112,679
6.88%, 03/15/28	USD90	91,570
Bath & Body Works Inc.
5.25%, 02/01/28	USD65	65,480
6.63%, 10/01/30(c)	USD80	82,066
7.50%, 06/15/29	USD40	41,074
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD190	198,482
Bausch Health Companies Inc.
4.88%, 06/01/28(c)	USD225	206,200
5.25%, 01/30/30(c)	USD75	54,181
5.25%, 02/15/31(c)	USD50	33,558
6.25%, 02/15/29(c)	USD125	102,545
11.00%, 09/30/28(c)	USD264	276,457
Beach Acquisition Bidco LLC
5.25%, 07/15/32(a)	EUR100	118,131
10.00%, 07/15/33, (10.00% Cash)(c)(h)	USD250	269,046
Belden Inc., 3.38%, 07/15/31(a)	EUR100	112,509
Block Inc.
3.50%, 06/01/31(d)	USD130	121,127
5.63%, 08/15/30(c)	USD145	147,142
6.00%, 08/15/33(c)	USD115	117,546
6.50%, 05/15/32	USD235	243,816
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(c)	USD70	72,606
7.25%, 07/15/32(c)	USD50	52,498
Boost Newco Borrower LLC, 7.50%, 01/15/31(c)	USD250	265,235
Boyd Gaming Corp.
4.75%, 12/01/27	USD120	119,665
4.75%, 06/15/31(c)	USD100	96,358
Brand Industrial Services Inc., 10.38%, 08/01/30(c)(d)	USD180	173,338
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD50	49,220
8.88%, 04/12/29	USD55	59,712
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.30%)(b)(c)	USD40	40,939
9.75%, 03/15/29(c)	USD100	106,619
Brightline East LLC, 11.00%, 01/31/30(c)	USD150	59,106
Brightstar Lottery PLC
2.38%, 04/15/28(a)	EUR100	113,567
5.25%, 01/15/29(c)	USD75	74,746
6.25%, 01/15/27(c)	USD85	85,805
Brink's Co. (The)
4.63%, 10/15/27(c)	USD85	84,377
6.50%, 06/15/29(c)	USD35	36,042
6.75%, 06/15/32(c)	USD70	72,691
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD125	89,120
7.13%, 02/13/28	CAD100	75,045
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Buckeye Partners LP
3.95%, 12/01/26	USD75	$74,294
4.13%, 12/01/27	USD35	34,531
4.50%, 03/01/28(c)(d)	USD50	49,315
6.75%, 02/01/30(c)	USD65	67,818
6.88%, 07/01/29(c)	USD85	88,223
Builders FirstSource Inc.
4.25%, 02/01/32(c)	USD150	141,672
5.00%, 03/01/30(c)	USD80	79,163
6.38%, 06/15/32(c)	USD65	67,312
6.38%, 03/01/34(c)	USD110	113,832
6.75%, 05/15/35(c)(d)	USD75	78,675
Burford Capital Global Finance LLC
6.25%, 04/15/28(c)	USD50	49,670
7.50%, 07/15/33(c)	USD75	74,281
9.25%, 07/01/31(c)	USD75	77,539
CACI International Inc., 6.38%, 06/15/33(c)	USD100	103,909
Caesars Entertainment Inc.
4.63%, 10/15/29(c)(d)	USD140	131,650
6.00%, 10/15/32(c)(d)	USD125	119,273
6.50%, 02/15/32(c)	USD205	206,693
7.00%, 02/15/30(c)	USD255	261,893
California Resources Corp., 7.00%, 01/15/34(c)	USD10	9,952
Calpine Corp.
3.75%, 03/01/31(c)(d)	USD110	105,527
4.50%, 02/15/28(c)	USD155	154,535
4.63%, 02/01/29(c)	USD90	89,439
5.00%, 02/01/31(c)(d)	USD110	110,046
5.13%, 03/15/28(c)(d)	USD175	174,884
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(c)	USD85	78,558
Carnival PLC
1.00%, 10/28/29	EUR100	106,193
4.13%, 07/15/31(a)	EUR100	117,745
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(c)(h)	USD160	167,030
9.00%, 06/01/31, (9.00% Cash)(c)(h)	USD214	239,035
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(c)	USD375	339,258
4.25%, 01/15/34(c)(d)	USD260	218,249
4.50%, 08/15/30(c)	USD310	290,372
4.50%, 05/01/32(d)	USD360	320,198
4.50%, 06/01/33(c)(d)	USD215	186,541
4.75%, 03/01/30(c)	USD385	365,407
4.75%, 02/01/32(c)(d)	USD145	131,092
5.00%, 02/01/28(c)	USD315	311,359
5.13%, 05/01/27(c)(d)	USD405	402,555
5.38%, 06/01/29(c)	USD175	173,083
6.38%, 09/01/29(c)	USD160	161,189
7.38%, 03/01/31(c)(d)	USD130	132,062
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR100	104,839
2.13%, 03/01/27	EUR100	113,431
5.00%, 04/15/31	EUR100	112,770
6.50%, 04/15/30(d)	USD95	94,201
6.67%, 07/15/27	USD177	181,602
6.75%, 04/15/33(d)	USD130	128,015
6.83%, 07/15/29	USD100	102,065
6.85%, 11/15/28	USD125	129,245
6.88%, 07/15/32(d)	USD125	125,659
7.05%, 11/15/30	USD125	127,320
Security	Par (000)	Value
United States (continued)
7.20%, 11/15/33(d)	USD100	$102,471
Central Garden & Pet Co.
4.13%, 10/15/30(d)	USD50	47,499
4.13%, 04/30/31(c)	USD65	60,793
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(c)(d)	USD75	61,980
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(c)	USD90	75,355
Century Communities Inc.
3.88%, 08/15/29(c)(d)	USD50	46,878
6.63%, 09/15/33(c)	USD65	64,813
Charles River Laboratories International Inc.
3.75%, 03/15/29(c)	USD60	57,570
4.00%, 03/15/31(c)	USD65	61,275
4.25%, 05/01/28(c)	USD50	49,245
Chart Industries Inc.
7.50%, 01/01/30(c)	USD189	197,202
9.50%, 01/01/31(c)	USD50	53,468
Chemours Co. (The)
4.63%, 11/15/29(c)	USD80	70,132
5.38%, 05/15/27	USD50	49,794
5.75%, 11/15/28(c)(d)	USD80	76,670
8.00%, 01/15/33(c)(d)	USD95	91,979
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash)(c)(h)	USD82	86,701
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(c)	USD50	49,693
7.63%, 07/01/29(c)	USD50	52,079
Chord Energy Corp., 6.00%, 10/01/30(c)	USD95	94,944
CHS/Community Health Systems Inc.
4.75%, 02/15/31(c)(d)	USD120	106,965
5.25%, 05/15/30(c)	USD190	177,989
6.00%, 01/15/29(c)	USD65	64,400
6.13%, 04/01/30(c)	USD150	126,138
6.88%, 04/15/29(c)	USD165	149,301
9.75%, 01/15/34(c)	USD235	248,904
10.88%, 01/15/32(c)(d)	USD285	306,937
Churchill Downs Inc.
4.75%, 01/15/28(c)	USD75	74,305
5.50%, 04/01/27(c)	USD75	74,896
5.75%, 04/01/30(c)	USD145	145,315
6.75%, 05/01/31(c)	USD80	81,877
Cinemark USA Inc.
5.25%, 07/15/28(c)	USD85	84,565
7.00%, 08/01/32(c)(d)	USD65	67,354
CITGO Petroleum Corp., 8.38%, 01/15/29(c)	USD110	114,520
Civitas Resources Inc.
8.38%, 07/01/28(c)	USD180	185,645
8.63%, 11/01/30(c)	USD125	129,050
8.75%, 07/01/31(c)	USD155	159,399
9.63%, 06/15/33(c)	USD95	101,732
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR100	117,305
6.75%, 05/15/28(c)	USD100	102,327
6.75%, 02/15/30(c)(d)	USD110	113,998
6.75%, 09/15/32(c)	USD160	164,314
Clarivate Science Holdings Corp.
3.88%, 07/01/28(c)	USD110	105,857
4.88%, 07/01/29(c)(d)	USD110	102,524

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Clean Harbors Inc.
5.75%, 10/15/33(c)(d)	USD30	$30,647
6.38%, 02/01/31(c)	USD65	66,482
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(c)	USD125	128,865
7.50%, 06/01/29(c)(d)	USD125	122,573
7.50%, 03/15/33(c)	USD125	130,959
7.75%, 04/15/28(c)	USD110	109,382
7.88%, 04/01/30(c)(d)	USD115	120,519
Clearway Energy Operating LLC
3.75%, 02/15/31(c)	USD95	87,923
4.75%, 03/15/28(c)	USD110	109,210
Cleveland-Cliffs Inc.
6.75%, 04/15/30(c)	USD100	102,135
6.88%, 11/01/29(c)	USD110	113,085
7.00%, 03/15/32(c)(d)	USD170	173,796
7.38%, 05/01/33(c)(d)	USD120	124,181
7.50%, 09/15/31(c)	USD105	109,758
7.63%, 01/15/34(c)(d)	USD200	207,770
Cloud Software Group Inc.
6.50%, 03/31/29(c)	USD505	508,504
6.63%, 08/15/33(c)	USD125	125,078
8.25%, 06/30/32(c)	USD220	231,156
9.00%, 09/30/29(c)	USD470	485,546
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(c)	USD90	90,451
6.75%, 04/15/32(c)(d)	USD150	150,331
6.88%, 01/15/30(c)	USD60	60,642
8.75%, 04/15/30(c)	USD140	140,290
CNX Resources Corp.
6.00%, 01/15/29(c)(d)	USD65	65,295
7.25%, 03/01/32(c)	USD75	77,983
7.38%, 01/15/31(c)	USD70	72,516
Cogent Communications Group LLC/Cogent Finance Inc.
6.50%, 07/01/32(c)(d)	USD70	66,813
7.00%, 06/15/27(c)	USD70	69,820
Coinbase Global Inc.
3.38%, 10/01/28(c)	USD105	99,810
3.63%, 10/01/31(c)	USD120	107,160
CommScope LLC
4.75%, 09/01/29(c)(d)	USD87	86,677
7.13%, 07/01/28(c)	USD85	85,300
8.25%, 03/01/27(c)(d)	USD125	125,807
9.50%, 12/15/31(c)(d)	USD125	127,236
CommScope Technologies LLC, 5.00%, 03/15/27(c)	USD90	89,601
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)	USD102	92,198
Compass Minerals International Inc., 8.00%, 07/01/30(c)	USD30	31,240
Comstock Resources Inc.
5.88%, 01/15/30(c)	USD110	104,529
6.75%, 03/01/29(c)	USD215	213,004
Constellium SE
3.13%, 07/15/29(a)	EUR100	113,054
3.75%, 04/15/29(c)	USD50	47,700
Cooper-Standard Automotive Inc., 13.50%, 03/31/27, (13.50% Cash)(c)(h)	USD75	78,623
CoreWeave Inc.
9.00%, 02/01/31(c)	USD205	205,017
Security	Par (000)	Value
United States (continued)
9.25%, 06/01/30(c)	USD255	$257,003
Cornerstone Building Brands Inc., 9.50%, 08/15/29(c)(d)	USD45	41,463
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(c)	USD150	148,454
7.50%, 12/15/33(c)	USD100	108,159
Credit Acceptance Corp.
6.63%, 03/15/30(c)	USD70	69,790
9.25%, 12/15/28(c)(d)	USD85	89,150
Crescent Energy Finance LLC
7.38%, 01/15/33(c)	USD140	132,051
7.63%, 04/01/32(c)(d)	USD130	125,884
8.38%, 01/15/34(c)	USD70	68,527
Crown Americas LLC
5.25%, 04/01/30(d)	USD70	71,039
5.88%, 06/01/33(c)	USD75	76,100
Crown European Holdings SACA
4.50%, 01/15/30(a)	EUR100	120,109
4.75%, 03/15/29(a)	EUR100	120,364
CSC Holdings LLC
3.38%, 02/15/31(c)	USD150	90,696
4.13%, 12/01/30(c)	USD125	76,670
4.50%, 11/15/31(c)	USD200	122,340
4.63%, 12/01/30(c)	USD275	97,304
5.00%, 11/15/31(c)	USD75	26,345
5.38%, 02/01/28(c)	USD150	124,444
5.50%, 04/15/27(c)	USD150	138,917
5.75%, 01/15/30(c)	USD300	112,286
6.50%, 02/01/29(c)	USD200	137,350
7.50%, 04/01/28(c)	USD125	83,656
11.25%, 05/15/28(c)	USD125	109,625
11.75%, 01/31/29(c)	USD250	197,312
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(c)	USD75	75,527
8.88%, 09/01/31(c)	USD40	42,816
CVR Energy Inc.
5.75%, 02/15/28(c)	USD45	44,446
8.50%, 01/15/29(c)	USD75	76,774
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(b)	USD100	104,009
7.00%, 03/10/55, (5-year CMT + 2.89%)(b)	USD275	288,821
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR100	123,308
Dana Inc.
4.25%, 09/01/30(d)	USD50	49,245
5.38%, 11/15/27	USD40	39,959
5.63%, 06/15/28	USD30	29,976
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	117,193
Darling Ingredients Inc.
5.25%, 04/15/27(c)	USD50	49,919
6.00%, 06/15/30(c)	USD130	131,385
DaVita Inc.
3.75%, 02/15/31(c)	USD175	160,594
4.63%, 06/01/30(c)	USD315	303,743
6.75%, 07/15/33(c)	USD115	119,175
6.88%, 09/01/32(c)	USD110	114,022
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(c)	USD50	50,243
7.38%, 06/30/33(c)	USD70	71,030
8.63%, 03/15/29(c)	USD125	130,066
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)	USD75	$77,178
Directv Financing LLC
8.88%, 02/01/30(c)	USD95	94,498
8.88%, 02/01/30(c)	USD200	198,700
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(c)	USD164	163,926
10.00%, 02/15/31(c)	USD260	259,610
Discovery Communications LLC
3.63%, 05/15/30	USD125	115,797
3.95%, 03/20/28	USD150	147,120
4.13%, 05/15/29(d)	USD75	72,610
5.00%, 09/20/37	USD50	42,294
6.35%, 06/01/40	USD50	44,923
DISH DBS Corp.
5.25%, 12/01/26(c)	USD335	329,573
5.75%, 12/01/28(c)	USD325	312,543
7.38%, 07/01/28	USD130	121,347
5.13%, 06/01/29	USD200	172,475
DISH Network Corp., 11.75%, 11/15/27(c)	USD388	408,079
Diversified Healthcare Trust
4.38%, 03/01/31(d)	USD40	35,094
4.75%, 02/15/28	USD60	57,006
DPL LLC, 4.35%, 04/15/29	USD40	39,152
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(h)	USD284	293,229
Series ., 10.75%, Series ., 11/30/29(d)	USD226	248,428
Edgewell Personal Care Co.
4.13%, 04/01/29(c)	USD75	71,256
5.50%, 06/01/28(c)	USD105	104,719
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)(d)	USD60	61,755
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)	USD50	51,640
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30(a)	EUR100	120,271
6.63%, 12/15/30(c)	USD335	344,423
6.75%, 07/15/31(c)	USD50	51,871
Encompass Health Corp.
4.50%, 02/01/28	USD90	89,373
4.63%, 04/01/31	USD65	63,442
4.75%, 02/01/30	USD80	79,034
Encore Capital Group Inc.
8.50%, 05/15/30(c)	USD50	52,685
9.25%, 04/01/29(c)	USD70	73,710
Endo Finance Holdings Inc., 8.50%, 04/15/31(c)(d)	USD130	137,865
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR100	112,787
Energizer Holdings Inc.
4.38%, 03/31/29(c)	USD90	86,397
4.75%, 06/15/28(c)	USD60	59,067
6.00%, 09/15/33(c)	USD45	43,535
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)	USD150	148,750
6.75%, 02/15/56, (5-year CMT + 2.48%)(b)	USD100	100,184
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(d)	USD50	51,653
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)	USD90	95,844
Entegris Inc.
3.63%, 05/01/29(c)(d)	USD35	33,208
4.38%, 04/15/28(c)	USD75	73,718
4.75%, 04/15/29(c)	USD175	173,755
Security	Par (000)	Value
United States (continued)
5.95%, 06/15/30(c)(d)	USD125	$126,653
EquipmentShare.com Inc.
8.00%, 03/15/33(c)	USD70	69,076
8.63%, 05/15/32(c)	USD70	70,516
9.00%, 05/15/28(c)	USD145	146,024
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.14%)(b)	USD50	52,514
EW Scripps Co. (The), 9.88%, 08/15/30(c)(d)	USD85	80,489
Fair Isaac Corp.
4.00%, 06/15/28(c)	USD125	122,102
6.00%, 05/15/33(c)	USD175	178,607
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(c)	USD45	45,416
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(c)	USD125	119,267
6.75%, 01/15/30(c)(d)	USD130	120,695
FirstCash Inc.
4.63%, 09/01/28(c)	USD75	73,971
5.63%, 01/01/30(c)	USD45	45,067
6.88%, 03/01/32(c)	USD65	67,415
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(b)	USD75	72,735
Focus Financial Partners LLC, 6.75%, 09/15/31(c)	USD120	123,596
FTAI Aviation Investors LLC
5.50%, 05/01/28(c)	USD125	125,127
5.88%, 04/15/33(c)	USD60	60,460
7.00%, 05/01/31(c)	USD83	86,894
7.00%, 06/15/32(c)	USD90	94,051
7.88%, 12/01/30(c)	USD75	79,777
Freedom Mortgage Corp.
6.63%, 01/15/27(c)	USD60	60,141
12.25%, 10/01/30(c)(d)	USD75	83,495
Freedom Mortgage Holdings LLC
7.88%, 04/01/33(c)	USD50	51,286
8.38%, 04/01/32(c)	USD85	88,800
9.13%, 05/15/31(c)	USD95	101,012
9.25%, 02/01/29(c)	USD130	136,527
Frontier Communications Holdings LLC
5.00%, 05/01/28(c)	USD190	189,787
5.88%, 10/15/27(c)	USD110	109,934
5.88%, 11/01/29	USD100	101,196
6.00%, 01/15/30(c)(d)	USD120	121,741
6.75%, 05/01/29(c)	USD95	95,889
8.63%, 03/15/31(c)	USD75	79,215
8.75%, 05/15/30(c)(d)	USD150	156,779
FXI Holdings Inc.
12.25%, 11/15/26(c)	USD84	73,609
12.25%, 11/15/26(c)(d)	USD49	42,244
Gap Inc. (The)
3.63%, 10/01/29(c)	USD80	75,272
3.88%, 10/01/31(c)	USD94	85,876
Gen Digital Inc.
6.25%, 04/01/33(c)	USD105	107,990
6.75%, 09/30/27(c)	USD90	91,322
7.13%, 09/30/30(c)(d)	USD90	92,960
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD65	65,459
7.88%, 05/15/32	USD85	87,479
8.00%, 05/15/33	USD90	92,921
8.25%, 01/15/29	USD70	72,981

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
8.88%, 04/15/30	USD55	$58,035
GEO Group Inc. (The)
8.63%, 04/15/29	USD85	89,717
10.25%, 04/15/31	USD60	65,702
Getty Images Inc., 10.50%, 11/15/30(c)(d)	USD60	60,453
Global Atlantic Fin Co., 7.95%, 10/15/54, (5-year CMT + 3.61%)(b)(c)	USD50	52,285
Global Medical Response Inc., 7.38%, 10/01/32(c)	USD125	130,766
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(c)	USD65	65,935
8.25%, 01/15/32(c)	USD55	57,570
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(c)	USD95	90,376
5.25%, 12/01/27(c)	USD60	59,920
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR100	110,749
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	USD85	84,412
5.00%, 07/15/29(d)	USD95	90,327
5.25%, 04/30/31	USD70	64,506
5.25%, 07/15/31	USD65	59,251
5.63%, 04/30/33(d)	USD65	58,520
6.63%, 07/15/30(d)	USD65	64,579
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD60	57,839
3.75%, 02/01/30(c)(d)	USD30	28,118
6.38%, 07/15/32(c)	USD70	70,914
Gray Media Inc.
7.25%, 08/15/33(c)	USD105	102,702
9.63%, 07/15/32(c)	USD110	110,474
Gray Television Inc.
4.75%, 10/15/30(c)	USD110	78,191
5.38%, 11/15/31(c)	USD145	100,519
10.50%, 07/15/29(c)(d)	USD145	156,090
Group 1 Automotive Inc.
4.00%, 08/15/28(c)	USD75	72,767
6.38%, 01/15/30(c)	USD75	76,712
Harvest Midstream I LP
7.50%, 09/01/28(c)	USD75	75,837
7.50%, 05/15/32(c)	USD70	72,404
Herc Holdings Inc.
5.50%, 07/15/27(c)	USD160	159,857
6.63%, 06/15/29(c)(d)	USD90	92,871
7.00%, 06/15/30(c)	USD170	177,832
7.25%, 06/15/33(c)(d)	USD125	131,715
Hertz Corp. (The)
4.63%, 12/01/26(c)	USD70	67,984
5.00%, 12/01/29(c)(d)	USD125	85,066
12.63%, 07/15/29(c)(d)	USD150	148,460
Hess Midstream Operations LP
4.25%, 02/15/30(c)	USD95	92,507
5.13%, 06/15/28(c)	USD70	69,874
5.50%, 10/15/30(c)	USD65	65,376
5.88%, 03/01/28(c)	USD100	101,926
6.50%, 06/01/29(c)	USD65	67,270
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(c)	USD55	53,814
6.00%, 04/15/30(c)	USD70	68,281
6.00%, 02/01/31(c)	USD80	75,863
6.25%, 11/01/28(c)	USD85	85,170
6.25%, 04/15/32(c)	USD60	56,831
6.88%, 05/15/34(c)	USD65	61,731
Security	Par (000)	Value
United States (continued)
7.25%, 02/15/35(c)	USD115	$110,675
8.38%, 11/01/33(c)(d)	USD80	82,722
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(c)	USD170	156,633
3.75%, 05/01/29(c)	USD100	96,644
4.00%, 05/01/31(c)	USD125	118,797
4.88%, 01/15/30	USD130	129,707
5.75%, 05/01/28(c)	USD45	45,066
5.75%, 09/15/33(c)	USD125	127,380
5.88%, 04/01/29(c)	USD65	66,349
5.88%, 03/15/33(c)	USD135	138,523
6.13%, 04/01/32(c)	USD60	61,783
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(c)(d)	USD50	46,202
5.00%, 06/01/29(c)	USD110	105,549
6.63%, 01/15/32(c)	USD100	101,416
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD60	60,013
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(c)(d)	USD75	66,100
12.25%, 04/15/29(c)	USD75	81,430
Hologic Inc.
3.25%, 02/15/29(c)	USD100	98,778
4.63%, 02/01/28(c)	USD75	74,897
Howard Hughes Corp. (The)
4.13%, 02/01/29(c)	USD90	86,154
4.38%, 02/01/31(c)	USD65	61,157
5.38%, 08/01/28(c)	USD75	74,743
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(c)	USD90	92,619
7.38%, 07/15/32(c)	USD80	83,883
HUB International Ltd.
5.63%, 12/01/29(c)(d)	USD65	64,806
7.25%, 06/15/30(c)	USD405	422,615
7.38%, 01/31/32(c)	USD230	238,616
Hudson Pacific Properties LP
3.25%, 01/15/30(d)	USD35	29,857
3.95%, 11/01/27	USD50	47,888
4.65%, 04/01/29(d)	USD50	45,997
Huntsman International LLC
2.95%, 06/15/31(d)	USD75	60,673
4.50%, 05/01/29	USD75	69,338
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD85	73,133
5.25%, 05/15/27	USD167	164,009
9.00%, 06/15/30	USD90	86,591
9.75%, 01/15/29	USD75	75,264
10.00%, 11/15/29(c)	USD125	125,334
iHeartCommunications Inc.
7.75%, 08/15/30(c)	USD77	64,873
9.13%, 05/01/29(c)	USD96	88,477
10.88%, 05/01/30(c)	USD71	50,936
Imola Merger Corp., 4.75%, 05/15/29(c)	USD250	246,331
Incora Top Holdco LLC, 6.00%, 01/31/33(j)	USD27	6,094
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(c)	USD150	146,246
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
ION Platform Finance U.S. Inc./ION Platform Finance SARL
5.75%, 05/15/28(c)	USD200	$191,161
8.75%, 05/01/29(c)	USD200	203,176
9.50%, 05/30/29(c)	USD200	204,171
IQVIA Inc.
2.25%, 01/15/28(a)	EUR100	113,093
2.25%, 03/15/29(a)	EUR100	111,925
2.88%, 06/15/28(a)	EUR100	114,208
5.00%, 05/15/27(c)	USD120	119,881
6.25%, 06/01/32(c)	USD270	281,462
6.50%, 05/15/30(c)	USD75	77,724
Iron Mountain Inc.
4.50%, 02/15/31(c)	USD130	124,745
4.75%, 01/15/34(a)	EUR150	173,333
4.88%, 09/15/27(c)	USD120	119,503
4.88%, 09/15/29(c)	USD120	118,480
5.00%, 07/15/28(c)	USD75	74,616
5.25%, 03/15/28(c)	USD75	74,931
5.25%, 07/15/30(c)	USD170	169,248
5.63%, 07/15/32(c)	USD60	59,972
6.25%, 01/15/33(c)(d)	USD155	158,748
7.00%, 02/15/29(c)	USD125	128,705
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(c)	USD105	101,412
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD140	135,579
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(c)	USD50	48,736
6.13%, 11/01/32(c)	USD190	193,098
6.75%, 05/01/33(c)	USD145	151,255
7.13%, 04/30/31(c)	USD160	168,016
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD180	176,095
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(c)	USD125	118,011
6.63%, 10/15/31(c)	USD75	73,780
Jefferson Capital Holdings LLC
8.25%, 05/15/30(c)	USD60	62,191
9.50%, 02/15/29(c)	USD50	52,686
JetBlue Airways Corp., 9.88%, 09/20/31(c)(d)	USD240	235,835
K Hovnanian Enterprises Inc.
8.00%, 04/01/31(c)	USD50	51,037
8.38%, 10/01/33(c)	USD50	51,187
Kaiser Aluminum Corp.
4.50%, 06/01/31(c)	USD60	57,251
4.63%, 03/01/28(c)	USD50	49,983
5.88%, 03/01/34(c)	USD35	34,857
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(c)	USD120	125,425
Kennedy-Wilson Inc.
4.75%, 03/01/29	USD55	51,910
4.75%, 02/01/30(d)	USD100	92,175
5.00%, 03/01/31(d)	USD71	65,426
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(c)	USD75	74,836
Kinetik Holdings LP
5.88%, 06/15/30(c)	USD120	120,804
6.63%, 12/15/28(c)	USD115	117,971
Kodiak Gas Services LLC
6.50%, 10/01/33(c)	USD105	107,621
6.75%, 10/01/35(c)(d)	USD70	72,051
Security	Par (000)	Value
United States (continued)
Kohl's Corp., 5.13%, 05/01/31	USD50	$38,925
LABL Inc.
5.88%, 11/01/28(c)	USD75	54,131
8.25%, 11/01/29(c)(d)	USD55	26,840
8.63%, 10/01/31(c)	USD100	64,087
10.50%, 07/15/27(c)(d)	USD95	61,901
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(c)	USD70	69,289
4.75%, 06/15/29(c)	USD78	76,497
5.50%, 08/01/30(d)	USD50	50,949
7.00%, 07/15/31(c)	USD90	94,568
Lamar Media Corp.
3.63%, 01/15/31(d)	USD55	51,354
3.75%, 02/15/28	USD75	72,950
4.00%, 02/15/30	USD60	57,565
4.88%, 01/15/29	USD55	54,407
5.38%, 11/01/33(c)	USD45	44,583
Lamb Weston Holdings Inc.
4.13%, 01/31/30(c)	USD115	110,994
4.38%, 01/31/32(c)	USD70	66,713
4.88%, 05/15/28(c)	USD65	65,061
LBM Acquisition LLC
6.25%, 01/15/29(c)	USD105	95,735
9.50%, 06/15/31(c)	USD110	115,005
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)	USD125	121,755
8.25%, 08/01/31(c)(d)	USD105	110,465
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(c)	USD75	45,240
6.75%, 10/15/27(c)	USD165	103,225
Level 3 Financing Inc.
3.88%, 10/15/30(c)	USD60	53,895
4.00%, 04/15/31(c)(d)	USD65	58,062
4.50%, 04/01/30(c)(d)	USD100	92,813
4.88%, 06/15/29(c)(d)	USD95	90,868
6.88%, 06/30/33(c)	USD250	256,042
7.00%, 03/31/34(c)	USD325	333,855
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR100	116,872
LGI Homes Inc.
7.00%, 11/15/32(c)(d)	USD35	33,489
8.75%, 12/15/28(c)	USD50	52,001
Liberty Mutual Group Inc., 4.13%, 12/15/51, (5-year CMT + 3.32%)(b)(c)(d)	USD50	48,845
LifePoint Health Inc.
5.38%, 01/15/29(c)(d)	USD70	67,795
8.38%, 02/15/32(c)(d)	USD110	118,721
9.88%, 08/15/30(c)	USD90	97,220
10.00%, 06/01/32(c)(d)	USD85	90,476
11.00%, 10/15/30(c)	USD125	137,789
Light & Wonder International Inc.
6.25%, 10/01/33(c)	USD115	114,342
7.25%, 11/15/29(c)	USD50	51,241
7.50%, 09/01/31(c)(d)	USD75	77,800
Lightning Power LLC, 7.25%, 08/15/32(c)	USD160	169,586
Lithia Motors Inc.
3.88%, 06/01/29(c)	USD80	76,501
4.38%, 01/15/31(c)(d)	USD75	71,451
4.63%, 12/15/27(c)	USD50	49,639
5.50%, 10/01/30(c)	USD75	75,121

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Live Nation Entertainment Inc.
3.75%, 01/15/28(c)	USD70	$68,505
4.75%, 10/15/27(c)(d)	USD120	119,633
6.50%, 05/15/27(c)	USD160	161,294
Lumen Technologies Inc.
4.13%, 04/15/30(c)	USD50	49,638
10.00%, 10/15/32(c)	USD56	56,615
Macy's Retail Holdings LLC
5.88%, 03/15/30(c)	USD13	12,990
6.13%, 03/15/32(c)(d)	USD45	45,109
7.38%, 08/01/33(c)(d)	USD45	47,461
Madison IAQ LLC
4.13%, 06/30/28(c)	USD100	97,929
5.88%, 06/30/29(c)(d)	USD105	102,923
Magnera Corp.
4.75%, 11/15/29(c)(d)	USD50	41,500
7.25%, 11/15/31(c)(d)	USD95	82,260
Marriott Ownership Resorts Inc., 6.50%, 10/01/33(c)	USD95	93,697
Matador Resources Co.
6.25%, 04/15/33(c)	USD100	100,110
6.50%, 04/15/32(c)	USD130	131,334
6.88%, 04/15/28(c)	USD45	45,873
Match Group Holdings II LLC
3.63%, 10/01/31(c)(d)	USD60	54,364
4.13%, 08/01/30(c)	USD60	56,377
4.63%, 06/01/28(c)	USD85	83,771
5.00%, 12/15/27(c)	USD50	49,827
6.13%, 09/15/33(c)	USD90	90,598
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(c)	USD350	351,247
9.25%, 04/15/27(c)	USD160	158,077
McAfee Corp., 7.38%, 02/15/30(c)(d)	USD235	215,204
McGraw-Hill Education Inc.
5.75%, 08/01/28(c)	USD100	99,603
7.38%, 09/01/31(c)	USD100	102,537
8.00%, 08/01/29(c)	USD80	80,459
Medline Borrower LP
3.88%, 04/01/29(c)	USD555	539,501
5.25%, 10/01/29(c)	USD315	313,793
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(c)	USD185	190,294
Methanex U.S. Operations Inc., 6.25%, 03/15/32(c)(d)	USD75	76,284
MGM Resorts International
4.75%, 10/15/28(d)	USD90	89,141
5.50%, 04/15/27	USD66	66,354
6.13%, 09/15/29(d)	USD110	111,915
6.50%, 04/15/32(d)	USD90	91,430
Michaels Companies Inc. (The)
5.25%, 05/01/28(c)	USD90	84,026
7.88%, 05/01/29(c)	USD165	145,575
Midcap Financial Issuer Trust
5.63%, 01/15/30(c)	USD50	47,217
6.50%, 05/01/28(c)	USD115	112,893
Millrose Properties Inc.
6.25%, 09/15/32(c)	USD95	95,452
6.38%, 08/01/30(c)	USD155	157,132
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(c)(d)	USD75	77,036
Security	Par (000)	Value
United States (continued)
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(c)(d)	USD75	$72,760
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(c)	USD95	98,699
11.88%, 04/15/31(c)	USD80	83,786
Molina Healthcare Inc.
3.88%, 11/15/30(c)	USD75	69,176
3.88%, 05/15/32(c)	USD85	76,644
4.38%, 06/15/28(c)	USD105	102,310
6.25%, 01/15/33(c)	USD75	75,518
MPH Acquisition Holdings LLC
5.75%, 12/31/30(c)	USD89	80,900
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(c)(h)	USD89	76,232
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(c)(h)	USD71	76,327
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30	GBP125	114,672
3.50%, 03/15/31	USD185	130,723
4.63%, 08/01/29	USD100	81,645
5.00%, 10/15/27	USD160	153,973
7.00%, 02/15/32(a)	EUR125	149,663
8.50%, 02/15/32(c)	USD190	198,785
Murphy Oil USA Inc.
3.75%, 02/15/31(c)	USD80	74,490
4.75%, 09/15/29	USD25	24,704
Nabors Industries Inc.
7.38%, 05/15/27(c)	USD55	55,738
8.88%, 08/15/31(c)	USD75	71,202
9.13%, 01/31/30(c)(d)	USD95	99,769
Navient Corp.
4.88%, 03/15/28	USD55	53,787
5.00%, 03/15/27	USD85	84,471
5.50%, 03/15/29(d)	USD90	88,381
7.88%, 06/15/32(d)	USD65	67,128
9.38%, 07/25/30(d)	USD70	76,867
11.50%, 03/15/31	USD50	55,896
NCL Corp. Ltd.
5.88%, 01/15/31(c)	USD140	139,983
6.25%, 09/15/33(c)	USD110	111,044
6.75%, 02/01/32(c)	USD240	246,600
7.75%, 02/15/29(c)	USD60	64,098
NCL Finance Ltd., 6.13%, 03/15/28(c)	USD75	76,592
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD150	161,942
NCR Voyix Corp.
5.00%, 10/01/28(c)	USD95	94,222
5.13%, 04/15/29(c)	USD50	49,554
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(c)	USD310	305,922
Newell Brands Inc.
6.38%, 09/15/27	USD60	59,996
6.38%, 05/15/30(d)	USD75	71,327
6.63%, 09/15/29(d)	USD50	48,839
6.63%, 05/15/32(d)	USD85	79,932
8.50%, 06/01/28(c)	USD145	149,286
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(c)	USD65	38,297
11.75%, 10/15/28(c)	USD55	36,397
Nexstar Media Inc.
4.75%, 11/01/28(c)(d)	USD120	118,081
5.63%, 07/15/27(c)	USD200	199,706
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
NFE Financing LLC, 12.00%, 11/15/29(c)(d)	USD375	$88,103
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(c)	USD105	107,391
8.38%, 02/15/32(c)(d)	USD165	168,675
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(c)(d)	USD75	70,392
5.30%, 09/13/27(c)	USD50	49,860
5.63%, 09/29/28(c)	USD80	79,900
6.13%, 09/30/30(c)	USD160	158,538
7.05%, 09/15/28(c)	USD75	77,659
Noble Finance II LLC, 8.00%, 04/15/30(c)	USD170	176,266
Nordstrom Inc.
4.25%, 08/01/31(d)	USD55	50,263
4.38%, 04/01/30(d)	USD55	52,071
Northern Oil & Gas Inc.
7.88%, 10/15/33(c)	USD30	29,152
8.75%, 06/15/31(c)	USD65	66,201
Novelis Corp.
3.88%, 08/15/31(c)	USD95	87,045
4.75%, 01/30/30(c)	USD195	188,330
6.38%, 08/15/33(c)	USD95	96,362
6.88%, 01/30/30(c)(d)	USD95	98,464
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR100	112,942
NRG Energy Inc.
3.38%, 02/15/29(c)	USD60	57,028
3.63%, 02/15/31(c)	USD130	121,177
3.88%, 02/15/32(c)	USD61	56,543
5.25%, 06/15/29(c)	USD90	90,396
5.75%, 01/15/28	USD80	80,190
5.75%, 07/15/29(c)	USD95	95,393
5.75%, 01/15/34(c)	USD50	50,302
6.00%, 02/01/33(c)	USD135	137,606
6.00%, 01/15/36(c)	USD80	81,325
6.25%, 11/01/34(c)	USD120	123,492
NuStar Logistics LP
5.63%, 04/28/27	USD70	70,468
6.38%, 10/01/30	USD85	88,564
Office Properties Income Trust, 3.25%, 03/15/27(c)	USD0	—
OI European Group BV
4.75%, 02/15/30(c)	USD65	61,338
6.25%, 05/15/28(a)	EUR100	118,631
Olin Corp.
5.00%, 02/01/30(d)	USD75	72,761
5.63%, 08/01/29(d)	USD85	85,175
6.63%, 04/01/33(c)	USD70	69,287
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR100	114,153
4.25%, 10/01/28(c)	USD100	95,585
6.13%, 02/15/33(a)	EUR100	114,127
6.25%, 10/01/29(c)	USD75	73,040
7.25%, 06/15/31(c)	USD75	74,925
7.25%, Series 144*, 02/15/33(c)	USD200	198,909
OneMain Finance Corp.
3.50%, 01/15/27	USD100	98,338
3.88%, 09/15/28	USD60	57,873
4.00%, 09/15/30	USD100	92,958
5.38%, 11/15/29	USD95	94,260
6.13%, 05/15/30	USD80	80,891
6.50%, 03/15/33	USD105	104,684
6.63%, 01/15/28	USD100	102,192
Security	Par (000)	Value
United States (continued)
6.63%, 05/15/29	USD100	$102,889
6.75%, 03/15/32(d)	USD100	101,435
7.13%, 11/15/31	USD85	88,076
7.13%, 09/15/32	USD100	102,950
7.50%, 05/15/31	USD90	93,832
7.88%, 03/15/30	USD95	100,109
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(c)	USD275	260,975
5.13%, 04/30/31(c)	USD275	210,917
2.88%, 04/30/28(a)	EUR150	164,509
6.75%, 05/15/34(c)	USD50	44,807
7.88%, 05/15/34(c)	USD70	54,524
Osaic Holdings Inc.
6.75%, 08/01/32(c)(d)	USD60	61,951
8.00%, 08/01/33(c)	USD35	35,927
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(c)(d)	USD60	57,886
4.63%, 03/15/30(c)	USD75	72,399
5.00%, 08/15/27(c)	USD80	79,652
7.38%, 02/15/31(c)(d)	USD40	42,287
Owens & Minor Inc.
4.50%, 03/31/29(c)(d)	USD60	45,420
6.63%, 04/01/30(c)(d)	USD75	60,096
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(c)	USD60	60,024
7.25%, 05/15/31(c)(d)	USD80	78,357
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(b)	USD100	105,158
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)	USD370	382,297
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)(d)	USD80	77,957
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(d)	USD130	128,005
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(c)	USD95	92,195
5.88%, 10/01/28(c)	USD75	74,919
7.00%, 02/01/30(c)	USD75	76,493
Park River Holdings Inc., 8.00%, 03/15/31(c)	USD25	25,752
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 3.00%, 06/15/29(a)	EUR100	111,681
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD95	94,083
7.88%, 09/15/30(c)(d)	USD50	50,084
9.88%, 03/15/30(c)(d)	USD110	116,791
PennyMac Financial Services Inc.
4.25%, 02/15/29(c)	USD75	72,788
5.75%, 09/15/31(c)	USD70	69,800
6.75%, 02/15/34(c)	USD65	66,581
6.88%, 05/15/32(c)	USD110	114,668
6.88%, 02/15/33(c)	USD100	103,577
7.13%, 11/15/30(c)	USD85	88,893
7.88%, 12/15/29(c)	USD90	95,649
Performance Food Group Inc.
4.25%, 08/01/29(c)(d)	USD145	141,327
5.50%, 10/15/27(c)	USD130	130,042
6.13%, 09/15/32(c)	USD125	128,343
Permian Resources Operating LLC
5.88%, 07/01/29(c)	USD95	95,060

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.25%, 02/01/33(c)	USD145	$147,773
7.00%, 01/15/32(c)	USD120	124,432
8.00%, 04/15/27(c)	USD50	50,727
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	USD110	107,458
6.13%, 09/30/32(d)	USD75	75,733
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(c)	USD250	249,970
10.00%, 09/15/33(c)	USD75	75,464
PG&E Corp.
5.00%, 07/01/28(d)	USD110	109,127
5.25%, 07/01/30(d)	USD140	138,500
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD175	180,267
Pike Corp.
5.50%, 09/01/28(c)	USD75	74,779
8.63%, 01/31/31(c)	USD55	58,694
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD110	101,016
4.25%, 04/15/31	USD115	111,285
6.25%, 07/01/33	USD125	133,331
6.88%, 05/15/34	USD50	55,357
Post Holdings Inc.
4.50%, 09/15/31(c)	USD125	117,432
4.63%, 04/15/30(c)	USD180	174,498
5.50%, 12/15/29(c)	USD155	155,113
6.25%, 02/15/32(c)	USD125	128,518
6.25%, 10/15/34(c)(d)	USD65	65,872
6.38%, 03/01/33(c)(d)	USD150	152,239
PRA Group Inc.
8.38%, 02/01/28(c)	USD40	40,606
8.88%, 01/31/30(c)	USD55	55,821
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(c)	USD90	53,650
5.88%, 09/01/31(c)	USD75	41,784
Prestige Brands Inc.
3.75%, 04/01/31(c)	USD60	55,659
5.13%, 01/15/28(c)	USD50	49,819
Prime Healthcare Services Inc., 9.38%, 09/01/29(c)(d)	USD195	205,240
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(c)	USD130	126,650
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(c)	USD75	73,004
6.25%, 04/01/29(c)	USD100	100,373
Qnity Electronics Inc.
5.75%, 08/15/32(c)	USD110	111,755
6.25%, 08/15/33(c)	USD100	102,723
Quikrete Holdings Inc.
6.38%, 03/01/32(c)	USD495	513,703
6.75%, 03/01/33(c)	USD175	181,945
QVC Inc., 6.88%, 04/15/29(c)(d)	USD80	37,151
QXO Building Products Inc., 6.75%, 04/30/32(c)	USD280	290,721
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30, (9.25% PIK)(c)(d)(h)	USD75	47,165
Radiology Partners Inc.
8.50%, 07/15/32(c)	USD115	119,700
9.78%, 02/15/30, (9.78% PIK)(c)(h)	USD72	70,996
Range Resources Corp.
4.75%, 02/15/30(c)	USD60	58,657
Security	Par (000)	Value
United States (continued)
8.25%, 01/15/29	USD55	$56,072
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(c)	USD145	148,296
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(c)	USD100	90,141
8.45%, 07/27/30(c)	USD50	50,692
Reworld Holding Corp., 4.88%, 12/01/29(c)	USD125	117,323
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(c)	USD70	68,816
4.75%, 10/15/27	USD65	64,814
6.50%, 04/01/32(c)(d)	USD135	138,880
6.50%, 06/15/33(c)	USD80	82,596
7.25%, 07/15/28(c)	USD40	41,258
Rithm Capital Corp.
8.00%, 04/01/29(c)	USD100	101,818
8.00%, 07/15/30(c)	USD65	65,823
ROBLOX Corp., 3.88%, 05/01/30(c)	USD125	119,560
Rocket Companies Inc.
6.13%, 08/01/30(c)	USD250	257,782
6.38%, 08/01/33(c)	USD235	244,646
6.50%, 08/01/29(c)	USD95	98,521
7.13%, 02/01/32(c)	USD120	126,453
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(c)	USD100	96,010
3.88%, 03/01/31(c)	USD155	145,637
4.00%, 10/15/33(c)(d)	USD90	82,749
Rocket Software Inc.
6.50%, 02/15/29(c)	USD55	53,425
9.00%, 11/28/28(c)	USD100	103,061
Rockies Express Pipeline LLC
4.95%, 07/15/29(c)	USD70	69,240
6.75%, 03/15/33(c)	USD50	52,378
RR Donnelley & Sons Co.
9.50%, 08/01/29(c)	USD125	128,078
10.88%, 08/01/29(c)	USD50	50,308
Ryan Specialty LLC
4.38%, 02/01/30(c)	USD50	48,746
5.88%, 08/01/32(c)	USD135	137,220
Sabre GLBL Inc.
8.63%, 06/01/27(c)(d)	USD43	43,270
10.75%, 11/15/29(c)	USD89	84,497
11.13%, 07/15/30(c)(d)	USD160	151,240
Saks Global Enterprises LLC, 11.00%, 12/15/29(c)	USD224	98,340
SBA Communications Corp.
3.13%, 02/01/29	USD165	156,041
3.88%, 02/15/27	USD195	192,601
SCIH Salt Holdings Inc.
4.88%, 05/01/28(c)(d)	USD125	123,615
6.63%, 05/01/29(c)	USD75	74,567
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	120,629
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	USD45	41,624
4.38%, 02/01/32	USD40	36,931
4.50%, 10/15/29(d)	USD45	43,804
Scripps Escrow II Inc., 3.88%, 01/15/29(c)(d)	USD45	40,588
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(c)	USD70	67,975
5.88%, 07/15/30(c)	USD60	61,513
8.25%, 12/15/29(c)(d)	USD55	58,450
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
8.50%, 07/15/31(c)	USD40	$42,603
9.63%, 12/01/32(c)	USD97	110,643
Sealed Air Corp.
4.00%, 12/01/27(c)	USD48	47,269
5.00%, 04/15/29(c)	USD35	34,729
6.50%, 07/15/32(c)(d)	USD50	51,757
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(c)	USD95	96,193
7.25%, 02/15/31(c)	USD75	78,592
Sensata Technologies BV
4.00%, 04/15/29(c)	USD95	92,607
5.88%, 09/01/30(c)	USD75	75,848
Sensata Technologies Inc.
3.75%, 02/15/31(c)	USD105	97,567
4.38%, 02/15/30(c)	USD50	48,349
6.63%, 07/15/32(c)	USD50	52,056
Service Corp. International/U.S.
3.38%, 08/15/30	USD100	92,871
4.00%, 05/15/31	USD105	99,204
4.63%, 12/15/27	USD65	64,766
5.13%, 06/01/29	USD100	100,134
5.75%, 10/15/32	USD100	101,389
Service Properties Trust
0.00%, 09/30/27(c)(k)	USD10	8,823
3.95%, 01/15/28(d)	USD40	37,195
4.38%, 02/15/30(d)	USD35	29,443
4.95%, 02/15/27	USD45	44,859
4.95%, 10/01/29(d)	USD60	51,816
5.50%, 12/15/27	USD65	63,273
8.38%, 06/15/29	USD70	69,713
8.63%, 11/15/31(c)	USD120	126,495
8.88%, 06/15/32(d)	USD75	74,100
SGUS LLC, 11.00%, 12/15/29(c)	USD137	118,608
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
5.50%, 05/15/33(a)	EUR100	118,938
6.75%, 08/15/32(c)	USD190	196,162
Silgan Holdings Inc.
2.25%, 06/01/28	EUR100	112,499
4.13%, 02/01/28(d)	USD60	58,734
Sinclair Television Group Inc.
4.38%, 12/31/32(c)	USD67	48,920
5.50%, 03/01/30(c)	USD40	34,034
8.13%, 02/15/33(c)	USD130	132,527
9.75%, 02/15/33(c)(d)	USD75	82,256
Sirius XM Radio LLC
3.88%, 09/01/31(c)(d)	USD190	172,426
4.00%, 07/15/28(c)	USD250	242,811
4.13%, 07/01/30(c)(d)	USD180	169,271
5.00%, 08/01/27(c)	USD190	189,679
5.50%, 07/01/29(c)(d)	USD155	155,013
Six Flags Entertainment Corp.
5.50%, 04/15/27(c)	USD40	39,817
7.25%, 05/15/31(c)(d)	USD105	105,182
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(d)	USD85	81,753
5.38%, 04/15/27	USD70	69,704
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada's Wonderland Co., 6.63%, 05/01/32(c)(d)	USD90	91,248
Security	Par (000)	Value
United States (continued)
SLM Corp.
3.13%, 11/02/26	USD75	$73,703
6.50%, 01/31/30	USD50	51,823
SM Energy Co.
6.50%, 07/15/28(d)	USD55	55,316
6.63%, 01/15/27	USD60	60,058
6.75%, 08/01/29(c)	USD105	104,711
7.00%, 08/01/32(c)(d)	USD90	87,971
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD130	129,405
8.88%, 11/15/31(c)	USD130	137,015
Snap Inc.
6.88%, 03/01/33(c)	USD155	158,428
6.88%, 03/15/34(c)	USD85	86,480
Solstice Advanced Materials Inc., 5.63%, 09/30/33(c)	USD120	119,900
Somnigroup International Inc.
3.88%, 10/15/31(c)	USD125	115,339
4.00%, 04/15/29(c)	USD50	48,093
Sonic Automotive Inc.
4.63%, 11/15/29(c)(d)	USD65	63,100
4.88%, 11/15/31(c)(d)	USD77	73,404
Sotheby's, 7.38%, 10/15/27(c)	USD75	74,905
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD70	70,415
9.38%, 11/30/29(c)	USD115	120,848
9.75%, 11/15/30(c)	USD165	181,271
SS&C Technologies Inc.
5.50%, 09/30/27(c)	USD220	219,832
6.50%, 06/01/32(c)	USD95	98,326
Stagwell Global LLC, 5.63%, 08/15/29(c)(d)	USD110	104,828
Standard Building Solutions Inc., 6.25%, 08/01/33(c)	USD130	132,688
Standard Industries Inc./New York
2.25%, 11/21/26(a)	EUR73	83,905
3.38%, 01/15/31(c)	USD145	132,136
4.38%, 07/15/30(c)	USD185	178,369
4.75%, 01/15/28(c)	USD110	109,368
6.50%, 08/15/32(c)	USD140	143,920
Staples Inc.
10.75%, 09/01/29(c)	USD300	292,673
12.75%, 01/15/30(c)	USD97	74,677
Star Parent Inc., 9.00%, 10/01/30(c)	USD125	133,418
Starwood Property Trust Inc.
4.38%, 01/15/27(c)(d)	USD45	44,551
6.00%, 04/15/30(c)	USD50	51,062
6.50%, 07/01/30(c)	USD75	78,056
6.50%, 10/15/30(c)	USD70	72,911
7.25%, 04/01/29(c)	USD65	68,437
Station Casinos LLC
4.50%, 02/15/28(c)	USD70	68,752
4.63%, 12/01/31(c)(d)	USD55	51,547
6.63%, 03/15/32(c)	USD75	76,200
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(c)	USD70	72,277
StoneX Group Inc., 7.88%, 03/01/31(c)	USD75	79,542
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD90	85,666
Sunoco LP
5.63%, 03/15/31(c)	USD115	115,016
5.88%, 03/15/34(c)	USD100	99,932
6.25%, 07/01/33(c)	USD105	107,064

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.00%, 05/01/29(c)	USD110	$114,201
7.25%, 05/01/32(c)	USD95	100,017
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD100	98,195
4.50%, 04/30/30	USD108	104,678
5.88%, 03/15/28	USD50	50,088
6.00%, 04/15/27	USD50	50,055
7.00%, 09/15/28(c)	USD70	72,199
Synchrony Financial, 7.25%, 02/02/33	USD85	89,979
Talen Energy Supply LLC
6.25%, 02/01/34(c)	USD105	107,612
6.50%, 02/01/36(c)	USD95	98,369
8.63%, 06/01/30(c)(d)	USD135	143,253
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(c)	USD95	94,558
6.00%, 12/31/30(c)	USD90	89,098
6.00%, 09/01/31(c)	USD65	63,939
6.75%, 03/15/34(c)	USD80	79,494
7.38%, 02/15/29(c)	USD95	97,903
Talos Production Inc.
9.00%, 02/01/29(c)	USD85	87,377
9.38%, 02/01/31(c)(d)	USD70	71,525
Taylor Morrison Communities Inc.
5.13%, 08/01/30(c)	USD70	69,968
5.75%, 01/15/28(c)	USD55	55,733
5.88%, 06/15/27(c)	USD60	60,555
Team Health Holdings Inc.
8.38%, 06/30/28(c)	USD50	50,512
13.50%, 06/30/28, (9.00 % cashAnd 4.50 % in PIK)(c)(h)	USD125	134,880
TEGNA Inc.
4.63%, 03/15/28	USD125	123,487
5.00%, 09/15/29	USD155	153,752
Teleflex Inc., 4.25%, 06/01/28(c)	USD100	97,675
Tenet Healthcare Corp.
4.25%, 06/01/29	USD185	180,640
4.38%, 01/15/30	USD180	175,664
4.63%, 06/15/28	USD110	109,482
5.13%, 11/01/27	USD170	169,783
6.13%, 10/01/28	USD288	288,289
6.13%, 06/15/30	USD260	264,753
6.25%, 02/01/27	USD145	145,243
6.75%, 05/15/31	USD180	186,673
Tenneco Inc., 8.00%, 11/17/28(c)	USD250	249,360
Terex Corp.
5.00%, 05/15/29(c)	USD75	73,716
6.25%, 10/15/32(c)(d)	USD75	76,086
TerraForm Power Operating LLC
4.75%, 01/15/30(c)	USD85	81,355
5.00%, 01/31/28(c)	USD85	84,497
TKC Holdings Inc.
6.88%, 05/15/28(c)	USD35	35,245
10.50%, 05/15/29(c)	USD85	87,302
TopBuild Corp., 5.63%, 01/31/34(c)	USD90	90,293
TransDigm Inc.
4.63%, 01/15/29	USD150	147,550
4.88%, 05/01/29(d)	USD100	98,920
6.00%, 01/15/33(c)	USD195	198,143
6.25%, 01/31/34(c)(d)	USD85	87,834
6.38%, 03/01/29(c)(d)	USD310	318,180
Security	Par (000)	Value
United States (continued)
6.38%, 05/31/33(c)	USD325	$331,352
6.63%, 03/01/32(c)	USD255	263,526
6.75%, 08/15/28(c)	USD245	250,149
6.75%, 01/31/34(c)	USD240	248,862
6.88%, 12/15/30(c)	USD175	181,592
7.13%, 12/01/31(c)	USD120	125,248
Transocean International Ltd.
7.88%, 10/15/32(c)	USD10	10,289
8.25%, 05/15/29(c)(d)	USD100	100,495
8.50%, 05/15/31(c)(d)	USD105	104,252
8.75%, 02/15/30(c)(d)	USD109	114,106
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)	USD61	62,463
Travel + Leisure Co.
4.50%, 12/01/29(c)	USD65	63,035
6.00%, 04/01/27	USD50	50,681
6.13%, 09/01/33(c)	USD50	50,550
Tronox Inc.
4.63%, 03/15/29(c)(d)	USD130	79,367
9.13%, 09/30/30(c)(d)	USD60	54,755
Twilio Inc.
3.63%, 03/15/29	USD65	62,402
3.88%, 03/15/31	USD50	47,287
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(c)(d)	USD125	127,212
U.S. Foods Inc.
4.63%, 06/01/30(c)	USD55	54,002
4.75%, 02/15/29(c)	USD90	89,100
5.75%, 04/15/33(c)	USD55	55,726
6.88%, 09/15/28(c)	USD70	72,211
7.25%, 01/15/32(c)	USD70	73,451
UKG Inc., 6.88%, 02/01/31(c)	USD325	334,533
United Rentals North America Inc.
3.75%, 01/15/32	USD105	97,648
3.88%, 11/15/27	USD100	98,702
3.88%, 02/15/31	USD125	118,409
4.00%, 07/15/30	USD95	91,216
4.88%, 01/15/28(d)	USD195	194,751
5.25%, 01/15/30(d)	USD115	115,745
5.50%, 05/15/27	USD47	47,009
6.13%, 03/15/34(c)	USD135	140,837
United Wholesale Mortgage LLC
5.50%, 04/15/29(c)	USD100	98,433
5.75%, 06/15/27(c)	USD70	70,028
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(c)	USD75	67,185
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(c)	USD65	63,447
6.50%, 02/15/29(c)	USD155	145,069
8.63%, 06/15/32(c)(d)	USD65	60,760
Univision Communications Inc.
4.50%, 05/01/29(c)(d)	USD130	121,879
7.38%, 06/30/30(c)	USD115	115,440
8.00%, 08/15/28(c)	USD185	190,444
8.50%, 07/31/31(c)	USD140	143,263
9.38%, 08/01/32(c)	USD170	179,310
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(c)	USD105	105,410
7.13%, 03/15/29(c)	USD120	123,975
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
UWM Holdings LLC, 6.25%, 03/15/31(c)(d)	USD120	$119,839
Vail Resorts Inc.
5.63%, 07/15/30(c)	USD65	65,552
6.50%, 05/15/32(c)	USD75	77,600
Valaris Ltd., 8.38%, 04/30/30(c)	USD120	124,840
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(c)	USD155	136,964
6.25%, 01/15/30(c)	USD115	117,265
3.88%, 08/15/29(c)	USD150	142,067
4.13%, 08/15/31(c)	USD160	147,894
Venture Global LNG Inc.
7.00%, 01/15/30(c)(d)	USD180	182,023
8.13%, 06/01/28(c)	USD280	288,511
8.38%, 06/01/31(c)(d)	USD290	297,868
9.50%, 02/01/29(c)	USD365	392,974
9.88%, 02/01/32(c)(d)	USD250	267,167
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(c)(d)	USD235	246,075
6.75%, 01/15/36(c)	USD240	254,212
7.50%, 05/01/33(c)	USD155	170,431
7.75%, 05/01/35(c)	USD160	180,572
Versant Media Group Inc., 7.25%, 01/30/31(c)	USD15	15,292
VF Corp.
0.25%, 02/25/28	EUR100	105,349
0.63%, 02/25/32	EUR100	87,672
2.80%, 04/23/27	USD50	48,583
2.95%, 04/23/30	USD75	66,469
Viasat Inc.
5.63%, 04/15/27(c)(d)	USD60	59,890
6.50%, 07/15/28(c)	USD40	38,780
7.50%, 05/30/31(c)	USD95	89,142
Viking Cruises Ltd.
5.88%, 10/15/33(c)	USD75	76,071
7.00%, 02/15/29(c)	USD50	50,202
9.13%, 07/15/31(c)	USD100	107,108
Vistra Operations Co. LLC
4.38%, 05/01/29(c)	USD135	132,626
5.00%, 07/31/27(c)	USD165	165,025
5.63%, 02/15/27(c)	USD170	170,066
6.88%, 04/15/32(c)	USD115	120,784
7.75%, 10/15/31(c)	USD170	180,282
Vital Energy Inc., 7.88%, 04/15/32(c)(d)	USD115	108,890
VOC Escrow Ltd., 5.00%, 02/15/28(c)	USD70	69,797
VoltaGrid LLC, 7.38%, 11/01/30(c)	USD40	40,525
Voyager Parent LLC, 9.25%, 07/01/32(c)	USD235	246,282
Wand NewCo 3 Inc., 7.63%, 01/30/32(c)	USD140	146,684
Warnermedia Holdings Inc.
3.76%, 03/15/27	USD150	148,363
4.05%, 03/15/29	USD175	169,798
4.28%, 03/15/32	USD325	297,693
Wayfair LLC
7.25%, 10/31/29(c)	USD100	103,281
7.75%, 09/15/30(c)(d)	USD75	79,130
Weatherford International Ltd., 6.75%, 10/15/33(c)	USD35	35,754
WESCO Distribution Inc.
6.38%, 03/15/29(c)	USD100	103,267
6.38%, 03/15/33(c)(d)	USD120	125,396
6.63%, 03/15/32(c)(d)	USD115	120,137
7.25%, 06/15/28(c)	USD140	141,885
Whirlpool Corp.
4.75%, 02/26/29	USD75	73,846
Security	Par (000)	Value
United States (continued)
6.13%, 06/15/30	USD90	$89,259
6.50%, 06/15/33	USD65	63,331
Whirlpool EMEA Finance Sarl, 0.50%, 02/20/28	EUR100	107,843
Williams Scotsman Inc.
4.63%, 08/15/28(c)	USD65	64,105
6.63%, 06/15/29(c)	USD55	56,591
6.63%, 04/15/30(c)	USD65	67,027
7.38%, 10/01/31(c)(d)	USD70	73,212
Windstream Services LLC, 7.50%, 10/15/33(c)(d)	USD65	64,811
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)	USD275	280,882
WR Grace Holdings LLC
4.88%, 06/15/27(c)	USD78	77,380
5.63%, 08/15/29(c)	USD145	132,212
6.63%, 08/15/32(c)	USD85	82,117
WULF Compute LLC, 7.75%, 10/15/30(c)	USD60	62,242
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(c)	USD100	99,918
6.25%, 03/15/33(c)	USD120	121,933
7.13%, 02/15/31(c)	USD130	139,418
Xerox Corp.
10.25%, 10/15/30(c)(d)	USD45	46,012
13.50%, 04/15/31(c)(d)	USD50	48,301
Xerox Holdings Corp.
5.50%, 08/15/28(c)(d)	USD100	47,550
8.88%, 11/30/29(c)(d)	USD65	28,155
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(c)	USD40	39,411
4.50%, 09/15/27(c)(d)	USD60	58,701
7.25%, 01/15/29(c)	USD100	102,770
8.38%, 01/15/31(c)(d)	USD105	109,762
8.63%, 03/15/33(c)	USD115	120,586
XPO Inc.
7.13%, 06/01/31(c)(d)	USD45	46,958
7.13%, 02/01/32(c)(d)	USD75	78,934
Yum! Brands Inc.
3.63%, 03/15/31	USD120	112,547
4.63%, 01/31/32	USD130	126,928
4.75%, 01/15/30(c)	USD125	124,631
5.38%, 04/01/32	USD120	120,806
Zayo Group Holdings Inc.
9.25%, 03/09/30, (9.25% PIK)(c)(d)(h)	USD135	128,716
13.75%, 09/09/30, (13.75% PIK)(c)(h)	USD90	82,052
		123,051,591
Total Corporate Bonds & Notes — 95.8% (Cost: $184,520,391)		185,054,339
	Shares
Common Stocks
United States — 0.0%
Incora Top Holdco LLC, NVS(d)(j)	1,351	7,728
Total Common Stocks — 0.0% (Cost: $147,633)		7,728
Total Long-Term Investments — 95.8% (Cost: $184,668,024)		185,062,067

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(l)(m)(n)	22,024,075	$22,035,087
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(l)(m)	3,030,000	3,030,000
Total Short-Term Securities — 13.0% (Cost: $25,054,052)		25,065,087
Total Investments — 108.8% (Cost: $209,722,076)		210,127,154
Liabilities in Excess of Other Assets — (8.8)%		(16,996,454)
Net Assets — 100.0%		$193,130,700

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Zero-coupon bond.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,845,580	$3,193,414 (a)	$—	$(1,403)	$(2,504)	$22,035,087	22,024,075	$99,684 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,160,000	1,870,000 (a)	—	—	—	3,030,000	3,030,000	54,753	—
				$(1,403)	$(2,504)	$25,065,087		$154,437	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$185,048,245	$6,094	$185,054,339
Common Stocks	—	—	7,728	7,728
Short-Term Securities
Money Market Funds	25,065,087	—	—	25,065,087
	$25,065,087	$185,048,245	$13,822	$210,127,154
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
October 31, 2025

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$69,292,259	$385,141,496	$506,063,889	$419,156,977
Investments, at value—affiliated(c)	30,000	28,589,750	63,682,456	290,000
Cash	2,361	1,435	9,744	9,218
Foreign currency, at value(d)	1,135,046	10,309	4,447	3,888,848
Receivables:
Investments sold	12,052,132	1,561,121	4,649,177	2,832,786
Securities lending income—affiliated	—	15,124	25,820	—
Capital shares sold	74,031	—	—	500,840
Dividends—unaffiliated	—	—	—	1,125
Dividends—affiliated	27	7,290	16,515	1,551
Interest—unaffiliated	1,156,318	5,036,072	8,243,500	7,372,583
Unrealized appreciation on forward foreign currency exchange contracts	95,670	—	—	—
Total assets	83,837,844	420,362,597	582,695,548	434,053,928
LIABILITIES
Collateral on securities loaned, at value	—	25,077,860	57,558,305	—
Payables:
Investments purchased	12,878,510	3,450,597	7,533,834	4,639,672
Deferred foreign capital gain tax	—	—	—	217,500
Foreign taxes	—	—	—	63
Investment advisory fees	24,247	169,421	216,400	107,170
Total liabilities	12,902,757	28,697,878	65,308,539	4,964,405
Commitments and contingent liabilities
NET ASSETS	$70,935,087	$391,664,719	$517,387,009	$429,089,523
NET ASSETS CONSIST OF
Paid-in capital	$74,003,184	$431,038,713	$620,497,900	$497,496,522
Accumulated loss	(3,068,097)	(39,373,994)	(103,110,891)	(68,406,999)
NET ASSETS	$70,935,087	$391,664,719	$517,387,009	$429,089,523
NET ASSET VALUE
Shares outstanding	1,300,000	8,500,000	12,850,000	10,400,000
Net asset value	$54.57	$46.08	$40.26	$41.26
Shares authorized	500 million	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$68,348,248	$387,977,398	$502,985,901	$414,749,310
(b) Securities loaned, at value	$—	$24,128,259	$55,211,217	$—
(c) Investments, at cost—affiliated	$30,000	$28,590,153	$63,684,166	$290,000
(d) Foreign currency, at cost	$1,146,867	$9,686	$4,228	$3,895,242
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
October 31, 2025

iShares US & Intl High Yield Corp Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$185,062,067
Investments, at value—affiliated(c)	25,065,087
Foreign currency, at value(d)	803,825
Receivables:
Investments sold	2,649,319
Securities lending income—affiliated	7,709
Loans	2,671
Dividends—affiliated	9,545
Interest—unaffiliated	3,049,982
Total assets	216,650,205
LIABILITIES
Bank overdraft	34,674
Collateral on securities loaned, at value	22,035,290
Payables:
Investments purchased	1,383,875
Investment advisory fees	65,666
Total liabilities	23,519,505
Commitments and contingent liabilities
NET ASSETS	$193,130,700
NET ASSETS CONSIST OF
Paid-in capital	$202,973,776
Accumulated loss	(9,843,076)
NET ASSETS	$193,130,700
NET ASSET VALUE
Shares outstanding	4,200,000
Net asset value	$45.98
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$184,668,024
(b) Securities loaned, at value	$21,096,262
(c) Investments, at cost—affiliated	$25,054,052
(d) Foreign currency, at cost	$812,357
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended October 31, 2025

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,087	$100,452	$166,803	$37,531
Interest—unaffiliated	2,687,501	22,160,157	34,635,516	24,331,298
Securities lending income—affiliated—net	—	185,416	336,994	—
Other income—unaffiliated	4,715	4,747	3,615	—
Foreign taxes withheld	(3,388)	—	—	(306,928)
Total investment income	2,689,915	22,450,772	35,142,928	24,061,901
EXPENSES
Investment advisory	203,561	1,982,743	2,312,761	1,048,055
Commitment costs	—	—	—	3,453
Interest expense	—	254	—	317
Total expenses	203,561	1,982,997	2,312,761	1,051,825
Net investment income	2,486,354	20,467,775	32,830,167	23,010,076
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	481,807	(1,918,247)	(3,384,735)	(5,556,574)
Investments—affiliated	—	10,466	20,207	—
Foreign currency transactions	61,760	—	5	(161,914)
In-kind redemptions—unaffiliated(b)	(183,807)	318,195	2,049,068	(3,406,065)
	359,760	(1,589,586)	(1,315,455)	(9,124,553)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	1,657,828	9,426,590	22,439,863	22,354,874
Investments—affiliated	—	(17,387)	(34,737)	—
Forward foreign currency exchange contracts	95,670	—	—	—
Foreign currency translations	1,134	536	194	157,115
	1,754,632	9,409,739	22,405,320	22,511,989
Net realized and unrealized gain	2,114,392	7,820,153	21,089,865	13,387,436
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,600,746	$28,287,928	$53,920,032	$36,397,512
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(359,306)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(126,389)
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended October 31, 2025

iShares US & Intl High Yield Corp Bond ETF
INVESTMENT INCOME
Dividends—unaffiliated	$6
Dividends—affiliated	54,753
Interest—unaffiliated	10,506,362
Securities lending income—affiliated—net	99,684
Other income—unaffiliated	8,219
Foreign taxes withheld	(5,307)
Total investment income	10,663,717
EXPENSES
Investment advisory	650,001
Total expenses	650,001
Net investment income	10,013,716
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(11,564)
Investments—affiliated	(1,403)
Foreign currency transactions	51,191
In-kind redemptions—unaffiliated(a)	576,013
614,237
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,456,969
Investments—affiliated	(2,504)
Foreign currency translations	(5,041)
3,449,424
Net realized and unrealized gain	4,063,661
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,077,377
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares International High Yield Bond ETF		iShares J.P. Morgan EM Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,486,354	$2,457,741	$20,467,775	$21,509,343
Net realized gain (loss)	359,760	(638,372)	(1,589,586)	(2,555,046)
Net change in unrealized appreciation (depreciation)	1,754,632	5,217,255	9,409,739	37,315,312
Net increase in net assets resulting from operations	4,600,746	7,036,624	28,287,928	56,269,609
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,161,932)	(1,678,258)	(20,820,423)	(21,697,293)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	17,297,310	—	(60,235,291)	(4,974,797)
NET ASSETS
Total increase (decrease) in net assets	19,736,124	5,358,366	(52,767,786)	29,597,519
Beginning of year	51,198,963	45,840,597	444,432,505	414,834,986
End of year	$70,935,087	$51,198,963	$391,664,719	$444,432,505

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares J.P. Morgan EM High Yield Bond ETF		iShares J.P. Morgan EM Local Currency Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$32,830,167	$26,420,766	$23,010,076	$27,873,727
Net realized loss	(1,315,455)	(11,789,342)	(9,124,553)	(39,549,642)
Net change in unrealized appreciation (depreciation)	22,405,320	59,137,763	22,511,989	45,894,792
Net increase in net assets resulting from operations	53,920,032	73,769,187	36,397,512	34,218,877
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(32,917,161)	(25,337,988)	—	(6,390,267)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	38,716,372	102,784,153	30,222,614	(136,659,360)
NET ASSETS
Total increase (decrease) in net assets	59,719,243	151,215,352	66,620,126	(108,830,750)
Beginning of year	457,667,766	306,452,414	362,469,397	471,300,147
End of year	$517,387,009	$457,667,766	$429,089,523	$362,469,397

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares US & Intl High Yield Corp Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,013,716	$8,170,108
Net realized gain (loss)	614,237	(633,190)
Net change in unrealized appreciation (depreciation)	3,449,424	12,220,842
Net increase in net assets resulting from operations	14,077,377	19,757,760
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,937,489)	(7,906,875)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	40,949,557	13,473,414
NET ASSETS
Total increase in net assets	45,089,445	25,324,299
Beginning of year	148,041,255	122,716,956
End of year	$193,130,700	$148,041,255

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares International High Yield Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$51.20	$45.84	$39.74	$54.74	$51.94
Net investment income(a)	2.53	2.46	2.07	1.38	1.44
Net realized and unrealized gain (loss)(b)	3.24	4.58	4.30	(14.76)	2.18
Net increase (decrease) from investment operations	5.77	7.04	6.37	(13.38)	3.62
Distributions(c)
From net investment income	(2.40)	(1.68)	(0.27)	(1.56)	(0.82)
Return of capital	—	—	—	(0.06)	—
Total distributions	(2.40)	(1.68)	(0.27)	(1.62)	(0.82)
Net asset value, end of year	$54.57	$51.20	$45.84	$39.74	$54.74
Total Return(d)
Based on net asset value	12.02%	15.56%	16.06%	(25.15)%	6.90%
Ratios to Average Net Assets(e)
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	4.89%	4.99%	4.54%	2.92%	2.56%
Supplemental Data
Net assets, end of year (000)	$70,935	$51,199	$45,841	$31,796	$71,161
Portfolio turnover rate(f)	61%	46%	33%	23%	33%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$45.12	$41.48	$40.27	$51.32	$51.13
Net investment income(a)	2.33	2.25	2.04	1.68	1.75
Net realized and unrealized gain (loss)(b)	0.98	3.66	1.21	(10.93)	0.23
Net increase (decrease) from investment operations	3.31	5.91	3.25	(9.25)	1.98
Distributions from net investment income(c)	(2.35)	(2.27)	(2.04)	(1.80)	(1.79)
Net asset value, end of year	$46.08	$45.12	$41.48	$40.27	$51.32
Total Return(d)
Based on net asset value	7.58%	14.50%	8.06%	(18.42)%	3.88%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.16%	5.09%	4.76%	3.62%	3.36%
Supplemental Data
Net assets, end of year (000)	$391,665	$444,433	$414,835	$285,898	$518,363
Portfolio turnover rate(f)	33%	30%	25%	18%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM High Yield Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$38.46	$33.49	$32.19	$43.61	$43.06
Net investment income(a)	2.74	2.56	2.41	2.34	2.43
Net realized and unrealized gain (loss)(b)	1.81	4.89	1.37	(11.36)	0.68
Net increase (decrease) from investment operations	4.55	7.45	3.78	(9.02)	3.11
Distributions from net investment income(c)	(2.75)	(2.48)	(2.48)	(2.40)	(2.56)
Net asset value, end of year	$40.26	$38.46	$33.49	$32.19	$43.61
Total Return(d)
Based on net asset value	12.43%	22.87%	11.82%	(21.35)%	7.16%
Ratios to Average Net Assets(e)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Total expenses after fees waived	0.50%	0.50%	0.50%	0.50%	0.49%
Net investment income	7.10%	6.94%	6.97%	6.13%	5.40%
Supplemental Data
Net assets, end of year (000)	$517,387	$457,668	$306,452	$291,297	$475,355
Portfolio turnover rate(f)	32%	22%	20%	16%	23%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$36.99	$34.65	$32.09	$41.73	$41.68
Net investment income(a)	2.54	2.37	2.25	1.95	2.06
Net realized and unrealized gain (loss)(b)	1.73	0.46	0.61	(10.06)	(2.01)
Net increase (decrease) from investment operations	4.27	2.83	2.86	(8.11)	0.05
Distributions from net investment income(c)	—	(0.49)	(0.30)	(1.53)	—
Net asset value, end of year	$41.26	$36.99	$34.65	$32.09	$41.73
Total Return(d)
Based on net asset value	11.54%	8.18%	8.92%	(20.04)%	0.12%
Ratios to Average Net Assets(e)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.59%	6.52%	6.31%	5.37%	4.72%
Supplemental Data
Net assets, end of year (000)	$429,090	$362,469	$471,300	$346,525	$517,427
Portfolio turnover rate(f)	29%	31%	45%	47%	29%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$44.86	$40.91	$40.03	$49.61	$47.80
Net investment income(a)	2.76	2.66	2.47	2.02	2.09
Net realized and unrealized gain (loss)(b)	1.12	3.88	0.71	(9.53)	1.99
Net increase (decrease) from investment operations	3.88	6.54	3.18	(7.51)	4.08
Distributions from net investment income(c)	(2.76)	(2.59)	(2.30)	(2.07)	(2.27)
Net asset value, end of year	$45.98	$44.86	$40.91	$40.03	$49.61
Total Return(d)
Based on net asset value	8.97%	16.38%	7.93%	(15.46)%	8.56%
Ratios to Average Net Assets(e)
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.12%	6.07%	5.91%	4.48%	4.16%
Supplemental Data
Net assets, end of year (000)	$193,131	$148,041	$122,717	$100,077	$193,464
Portfolio turnover rate(f)	26%	27%	19%	16%	31%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
International High Yield Bond	Diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM High Yield Bond	Diversified
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Notes to Financial Statements

Notes to Financial Statements  (continued)
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan EM Corporate Bond
Barclays Bank PLC	$3,489,225	$(3,489,225)	$—	$—
Barclays Capital, Inc.	779,434	(779,434)	—	—
BMO Capital Markets Corp.	827,784	(827,784)	—	—
BNP Paribas SA	3,980,585	(3,980,585)	—	—
BofA Securities, Inc.	2,073,210	(2,073,210)	—	—
Citigroup Global Markets, Inc.	1,188,234	(1,188,234)	—	—
Deutsche Bank Securities, Inc.	281,205	(281,205)	—	—
HSBC Securities (USA), Inc.	465,192	(465,192)	—	—
J.P. Morgan Securities LLC	1,325,106	(1,325,106)	—	—
Jefferies LLC	2,168,634	(2,168,634)	—	—
Morgan Stanley	1,628,999	(1,628,999)	—	—
Nomura Securities International, Inc.	1,185,563	(1,185,563)	—	—
Pershing LLC	1,615,670	(1,615,670)	—	—
UBS Securities LLC	1,212,955	(1,212,955)	—	—
Wells Fargo Securities LLC	1,906,463	(1,906,463)	—	—
	$24,128,259	$(24,128,259)	$—	$—
J.P. Morgan EM High Yield Bond
Barclays Bank PLC	$6,828,797	$(6,828,797)	$—	$—
Barclays Capital, Inc.	1,113,860	(1,113,860)	—	—
BMO Capital Markets Corp.	1,087,170	(1,087,170)	—	—
BNP Paribas SA	9,448,772	(9,448,772)	—	—
BofA Securities, Inc.	4,488,694	(4,488,694)	—	—
Citigroup Global Markets, Inc.	3,627,390	(3,627,390)	—	—
Goldman Sachs & Co. LLC	960,018	(960,018)	—	—
HSBC Securities (USA), Inc.	1,592,519	(1,592,519)	—	—
J.P. Morgan Securities LLC	5,631,219	(5,631,219)	—	—
Jefferies LLC	5,835,229	(5,835,229)	—	—
Morgan Stanley	6,745,106	(6,745,106)	—	—
Nomura Securities International, Inc.	2,388,242	(2,388,242)	—	—
Pershing LLC	3,865,400	(3,865,400)	—	—
RBC Capital Markets LLC	144,857	(144,857)	—	—
UBS AG	1,636	(1,636)	—	—
UBS Securities LLC	1,314,838	(1,314,838)	—	—
Wells Fargo Securities LLC	137,470	(137,470)	—	—
	$55,211,217	$(55,211,217)	$—	$—
Notes to Financial Statements

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
US & Intl High Yield Corp Bond
Barclays Bank PLC	$3,671,338	$(3,671,338)	$—	$—
Barclays Capital, Inc.	728,579	(728,579)	—	—
BMO Capital Markets Corp.	95,762	(95,762)	—	—
BNP Paribas SA	1,400,800	(1,400,800)	—	—
BofA Securities, Inc.	16,104	(16,104)	—	—
Citadel Clearing LLC	263,961	(263,961)	—	—
Citigroup Global Markets, Inc.	881,661	(881,661)	—	—
Deutsche Bank Securities, Inc.	4,290,702	(4,290,702)	—	—
Goldman Sachs & Co. LLC	680,749	(680,749)	—	—
J.P. Morgan Securities LLC	1,940,765	(1,940,765)	—	—
Jefferies LLC	171,053	(171,053)	—	—
Morgan Stanley	525,486	(525,486)	—	—
National Bank Financial Inc.	28,912	(28,912)	—	—
Nomura Securities International, Inc.	258,151	(258,151)	—	—
Pershing LLC	266,672	(266,672)	—	—
RBC Capital Markets LLC	2,295,751	(2,295,751)	—	—
Scotia Capital (USA), Inc.	1,326,023	(1,326,023)	—	—
Scotia Capital Inc	539,213	(539,213)	—	—
State Street Bank & Trust Co.	138,243	(138,243)	—	—
TD Securities (USA) LLC	47,343	(47,343)	—	—
Toronto-Dominion Bank	123,808	(123,808)	—	—
UBS Securities LLC	393,147	(393,147)	—	—
Wells Fargo Bank N.A.	198,405	(198,405)	—	—
Wells Fargo Securities LLC	813,634	(813,634)	—	—
	$21,096,262	$(21,096,262)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
International High Yield Bond	0.40%
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM High Yield Bond	0.50
J.P. Morgan EM Local Currency Bond	0.30
US & Intl High Yield Corp Bond	0.40
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of BFA, under which BFA pays BIL for services it provides to the iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF. BFA has entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”, together with BlackRock International Limited, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays BRS for services it provides to the iShares J.P. Morgan EM Local Currency Bond ETF.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
J.P. Morgan EM Corporate Bond	$53,699
J.P. Morgan EM High Yield Bond	99,119
US & Intl High Yield Corp Bond	30,387
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
Notes to Financial Statements

Notes to Financial Statements  (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
International High Yield Bond	$31,455,680	$31,061,558
J.P. Morgan EM Corporate Bond	128,701,748	130,715,180
J.P. Morgan EM High Yield Bond	145,593,760	149,658,667
J.P. Morgan EM Local Currency Bond	139,795,496	98,071,262
US & Intl High Yield Corp Bond	42,187,749	44,981,463
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
International High Yield Bond	$26,133,202	$9,484,632
J.P. Morgan EM Corporate Bond	26,525,838	84,327,447
J.P. Morgan EM High Yield Bond	110,703,268	71,628,509
J.P. Morgan EM Local Currency Bond	40,845,207	34,310,427
US & Intl High Yield Corp Bond	65,453,520	25,810,042
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
International High Yield Bond	$(183,807)	$183,807
J.P. Morgan EM Corporate Bond	240,660	(240,660)
J.P. Morgan EM High Yield Bond	1,955,947	(1,955,947)
J.P. Morgan EM Local Currency Bond	(3,921,917)	3,921,917
US & Intl High Yield Corp Bond	576,549	(576,549)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
International High Yield Bond
Ordinary income	$2,161,932	$1,678,258
J.P. Morgan EM Corporate Bond
Ordinary income	$20,820,423	$21,697,293
J.P. Morgan EM High Yield Bond
Ordinary income	$32,917,161	$25,337,988
J.P. Morgan EM Local Currency Bond
Ordinary income	$—	$6,390,267

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
US & Intl High Yield Corp Bond
Ordinary income	$9,937,489	$7,906,875
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
International High Yield Bond	$2,464,668	$(6,408,650)	$875,885	$(3,068,097)
J.P. Morgan EM Corporate Bond	1,730,466	(36,151,555)	(4,952,905)	(39,373,994)
J.P. Morgan EM High Yield Bond	2,536,803	(106,491,825)	844,131	(103,110,891)
J.P. Morgan EM Local Currency Bond	15,229,197	(84,916,448)	1,280,252	(68,406,999)
US & Intl High Yield Corp Bond	1,164,182	(11,183,346)	176,088	(9,843,076)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency contracts, amortization methods for premiums and discounts on fixed income securities, the classification of investments, the accrual of income on securities in default and the realization for tax purposes of unrealized gains (losses) on hyper inflationary currencies.

For the year ended October 31, 2025, the iShares International High Yield Bond ETF utilized $231,716 of its capital loss carryforwards.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International High Yield Bond	$68,439,551	$2,145,109	$(1,262,401)	$882,708
J.P. Morgan EM Corporate Bond	418,684,774	8,265,617	(13,219,145)	(4,953,528)
J.P. Morgan EM High Yield Bond	568,902,434	18,416,653	(17,572,742)	843,911
J.P. Morgan EM Local Currency Bond	417,963,050	20,039,696	(18,555,769)	1,483,927
US & Intl High Yield Corp Bond	209,937,652	4,675,676	(4,486,174)	189,502
9. LINE OF CREDIT
The iShares J.P. Morgan EM Local Currency Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended October 31, 2025, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
International High Yield Bond
Shares sold	500,000	$27,164,882	—	$—
Shares redeemed	(200,000)	(9,867,572)	—	—
	300,000	$17,297,310	—	$—
J.P. Morgan EM Corporate Bond
Shares sold	600,000	$27,219,650	900,000	$40,365,040
Shares redeemed	(1,950,000)	(87,454,941)	(1,050,000)	(45,339,837)
	(1,350,000)	$(60,235,291)	(150,000)	$(4,974,797)
J.P. Morgan EM High Yield Bond
Shares sold	2,950,000	$114,463,868	2,900,000	$108,295,192
Shares redeemed	(2,000,000)	(75,747,496)	(150,000)	(5,511,039)
	950,000	$38,716,372	2,750,000	$102,784,153
J.P. Morgan EM Local Currency Bond
Shares sold	2,600,000	$104,657,925	600,000	$22,293,694
Shares redeemed	(2,000,000)	(74,435,311)	(4,400,000)	(158,953,054)
	600,000	$30,222,614	(3,800,000)	$(136,659,360)
Notes to Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
US & Intl High Yield Corp Bond
Shares sold	1,500,000	$67,821,843	500,000	$21,939,956
Shares redeemed	(600,000)	(26,872,286)	(200,000)	(8,466,542)
	900,000	$40,949,557	300,000	$13,473,414
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On August 29, 2025, the iShares International High Yield Bond ETF announced to change its name to iShares Euro High Yield Corporate Bond USD Hedged ETF.  The change became effective on November 3, 2025.

2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations  for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations  for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares International High Yield Bond ETF*
iShares J.P. Morgan EM Corporate Bond ETF
iShares J.P. Morgan EM High Yield Bond ETF
iShares J.P. Morgan EM Local Currency Bond ETF
iShares US & Intl High Yield Corp Bond ETF

* Effective November 3, 2025, fund name changed to iShares Euro High Yield Corporate Bond USD Hedged ETF as described in Note 12
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
International High Yield Bond	$2,522,378	$2,686
J.P. Morgan EM Corporate Bond	20,986,816	—
J.P. Morgan EM High Yield Bond	33,106,500	—
J.P. Morgan EM Local Currency Bond	24,331,619	588,356
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
International High Yield Bond	$520
J.P. Morgan EM Corporate Bond	45,527
J.P. Morgan EM High Yield Bond	77,066
J.P. Morgan EM Local Currency Bond	18,070
US & Intl High Yield Corp Bond	25,123
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
International High Yield Bond	$2,528,344
J.P. Morgan EM Corporate Bond	19,144,306
J.P. Morgan EM High Yield Bond	30,239,775
J.P. Morgan EM Local Currency Bond	15,899,011
US & Intl High Yield Corp Bond	9,983,823
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
International High Yield Bond	$205,873
J.P. Morgan EM Corporate Bond	1,295,562
J.P. Morgan EM High Yield Bond	759,714
J.P. Morgan EM Local Currency Bond	36,003
US & Intl High Yield Corp Bond	6,657,490

2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares J.P. Morgan EM High Yield Bond ETF and iShares J.P. Morgan EM Local Currency Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares J.P. Morgan EM High Yield Bond ETF and iShares J.P. Morgan EM Local Currency Bond ETF (the "Funds") are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares US & Intl High Yield Corp Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement(s) between BFA and BlackRock International Limited (the “Sub-Advisory Agreement(s)”), (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided (inclusive of information provided for the Sub-Advisor), such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreements. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s). In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, (including, where applicable, funds advised by the Sub-Advisor), investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business, each as provided at the May 9, 2025 meeting and throughout the year.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing

2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement and Sub-Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement(s) between BFA and BlackRock International Limited and BlackRock (Singapore) Limited (the “Sub-Advisory Agreement(s)”), (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided (inclusive of information provided for the Sub-Advisor), such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreements. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited and BlackRock (Singapore) Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited and BlackRock (Singapore) Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s). In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited and BlackRock (Singapore) Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, (including, where applicable, funds advised by the Sub-Advisor), investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business, each as provided at the May 9, 2025 meeting and throughout the year.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges

2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement and Sub-Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GOL	General Obligation Limited
JSC	Joint Stock Company
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate

2025 iShares Annual Financial Statements and Additional Information

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Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: December 22, 2025